================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number  811-07455

                           Virtus Opportunities Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               101 Munson Street
                           Greenfield, MA 01301-9668
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                            Hartford, CT 06103-4506
   -------------------------------------------------------------------------
                    (Name and address of agent for service)

     Registrant's telephone number, including area code:  (800) 243-1574

                     Date of fiscal year end: September 30

                    Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

                 VIRTUS ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                           SHARES          VALUE
                                                                                                           ------       ---------
EXCHANGE-TRADED FUNDS-95.3%
Consumer Discretionary Select Sector SPDR Fund                                                             23,650       $     951
Consumer Staples Select Sector SPDR Fund                                                                   31,870             995
Energy Select Sector SPDR Fund                                                                             12,130             914
Financial Select Sector SPDR Fund                                                                          55,310             848
Health Care Select Sector SPDR Fund                                                                        28,150           1,000
Industrial Select Sector SPDR Fund                                                                         24,780             923
iShares Dow Jones US Real Estate Index Fund                                                                19,570           1,180
iShares iBoxx $High Yield Corporate Bond Fund                                                              24,760           2,261
iShares Lehman 7-10 Year Treasury Bond Fund                                                                23,320           2,236
iShares MSCI EAFE(R) Index Fund                                                                            51,050           3,070
iShares MSCI Emerging Markets Index Fund                                                                   62,380           2,969
iShares S&P National Municipal Bond Fund                                                                   21,576           2,233
Materials Select Sector SPDR Fund                                                                          22,400             882
SPDR S&P 500 ETF Trust Series 1                                                                            8,710            1,150
Technology Select Sector SPDR Fund                                                                         34,600             889
Utilities Select Sector SPDR Fund                                                                          28,730             962

TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $23,310)                                                                                                  23,463

TOTAL LONG TERM INVESTMENTS-95.3%
(IDENTIFIED COST $23,310)                                                                                                  23,463

SHORT-TERM INVESTMENTS-0.7%

MONEY MARKET MUTUAL FUNDS-0.7%

Dreyfus Cash Management Fund - Institutional Shares
(seven-day effective yield 0.100%)                                                                         174,878            175
                                                                                                                        ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $175)                                                                                                        175
TOTAL INVESTMENTS-96.0%
(IDENTIFIED COST $23,485)                                                                                                  23,638(1)
Other assets and liabilities, net-4.0%                                                                                        997
                                                                                                                        ---------
NET ASSETS-100.0%                                                                                                       $  24,635
                                                                                                                        =========

ABBREVIATIONS:

ETF Exchange-Traded Fund
SPDR S&P Depositary Receipt

FOOTNOTE LEGEND:

----------
(1)  Federal Income Tax Information : For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                              TOTAL VALUE AT           LEVEL 1
                                                                                              JUNE 30, 2011          QUOTED PRICES
                                                                                            ------------------      ---------------
Equity Securities:
   Exchange-Traded Funds                                                                    $           23,463      $        23,463
   Short-Term Investments                                                                                  175                  175
Total Investments                                                                           $           23,638      $        23,638

There are no Level 2 (Significant observable inputs) and Level 3 (Significant unobservable inputs) priced securities.

                      VIRTUS ALPHASECTOR(SM) ROTATION FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                        SHARES            VALUE
                                                                                                       ---------        ----------
EXCHANGE-TRADED FUNDS-99.7%
Consumer Discretionary Select Sector SPDR Fund(2)                                                      1,400,990        $   56,334
Consumer Staples Select Sector SPDR Fund(2)                                                            1,706,500            53,294
Energy Select Sector SPDR Fund(2)                                                                        740,540            55,800
Financial Select Sector SPDR Fund(2)                                                                   3,565,780            54,663
Health Care Select Sector SPDR Fund(2)                                                                 1,528,300            54,285
Industrial Select Sector SPDR Fund(2)                                                                  1,499,630            55,846
Materials Select Sector SPDR Fund(2)                                                                   1,449,470            57,080
Technology Select Sector SPDR Fund(2)                                                                  2,172,560            55,835
Utilities Select Sector SPDR Fund(2)                                                                   1,611,030            53,937

TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $422,548)                                                                                                 497,074

TOTAL LONG TERM INVESTMENTS-99.7%
(IDENTIFIED COST $422,548)                                                                                                 497,074

SHORT-TERM INVESTMENTS-0.2%

MONEY MARKET MUTUAL FUNDS-0.2%
BlackRock Liquidity Funds TempFund Portfolio -
Institutional Shares (seven-day effective yield
0.085%)                                                                                                1,117,837            1,118
                                                                                                                        ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,118)                                                                                                    1,118

SECURITIES LENDING COLLATERAL-21.0%
BlackRock Institutional Money Market Trust
(seven-day effective yield 0.136%)(3)                                                                  3,449,668            3,450
BlackRock Liquidity Funds TempCash Portfolio -
Institutional Shares (seven-day effective yield
0.090%)(3)                                                 1                                          01,144,316          101,144

TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $104,594)                                                                                                104,594

TOTAL INVESTMENTS-120.9%
(IDENTIFIED COST $528,260)                                                                                                602,786(1)
Other assets and liabilities, net-(20.9)%                                                                                (104,101)
                                                                                                                        ----------
NET ASSETS-100.0%                                                                                                       $ 498,685
                                                                                                                        ==========

ABBREVIATIONS:
SPDR S&P Depositary Receipt

FOOTNOTE LEGEND:

----------
(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  All or a portion of security is on loan.

(3) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                                                      LEVEL 2
                                                                           TOTAL VALUE AT         LEVEL 1          SIGNIFICANT
                                                                            JUNE 30, 2011      QUOTED PRICES      OBSERVABLE INPUTS
                                                                           ---------------     --------------     ------------------
Equity Securities:
   Exchange-Traded Funds                                                   $       497,074     $      497,074     $                -
   Short-Term Investments                                                            1,118              1,118                      -
   Securities Lending Collateral                                                   104,594            101,144                  3,450
                                                                           ---------------     --------------     ------------------
Total Investments                                                          $       602,786     $      599,336     $            3,450
                                                                           ---------------     --------------     ------------------

There are no Level 3 (Significant unobservable inputs) priced securities.

                      VIRTUS ALTERNATIVES DIVERSIFIER FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                      SHARES              VALUE
                                                                                                      ----------         --------
MUTUAL FUNDS(3)-69.0%

EQUITY FUNDS-61.6%
Virtus Global Commodities Stock Fund Class I(2)                                                        1,544,985        $  15,558
Virtus Global Infrastructure Fund Class I                                                              2,947,644           35,549
Virtus International Real Estate Securities Fund Class I                                               3,864,002           25,348
Virtus Market Neutral Fund Class I                                                                     3,175,993           30,807
Virtus Real Estate Securities Class I                                                                    870,225           26,751
                                                                                                                        ---------
                                                                                                                          134,013
                                                                                                                        ---------
FIXED INCOME FUNDS-7.4%
Virtus Senior Floating Rate Fund Class I                                                               1,631,102           16,001
                                                                                                                        ---------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $135,770)                                                                                                150,014

EXCHANGE-TRADED FUNDS-28.9%
PowerShares DB Commodity Index Tracking
Fund(2)                                                                                                1,342,200           38,870
PowerShares DB G10 Currency Harvest Fund(2)                                                              963,770           23,882
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $56,251)                                                                                                  62,752

TOTAL LONG TERM INVESTMENTS-97.9%
(IDENTIFIED COST $192,021)                                                                                                212,766

SHORT-TERM INVESTMENTS-3.1%
MONEY MARKET MUTUAL FUNDS-3.1%
BlackRock Liquidity Funds TempFund Portfolio -
 Institutional Shares (seven-day effective yield 0.085%)                                               6,788,032            6,788
                                                                                                                        ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,788)                                                                                                    6,788

TOTAL INVESTMENTS-101.0%
(IDENTIFIED COST $198,809)                                                                                                219,554(1)
Other assets and liabilities, net-(1.0)%                                                                                   (2,107)
                                                                                                                        ----------
NET ASSETS-100.0%                                                                                                       $  217,447
                                                                                                                        ==========

FOOTNOTE LEGEND:

----------
(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  Affiliated Fund.

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                               TOTAL VALUE AT            LEVEL 1
                                                                                               JUNE 30, 2011          QUOTED PRICES
                                                                                             ------------------      ---------------
Equity Securities:
   Mutual Funds                                                                              $          150,014      $       150,014
   Exchange-Traded Funds                                                                                 62,752               62,752
   Short-Term Investments                                                                                 6,788                6,788
                                                                                             ------------------      ---------------
Total Investments                                                                            $          219,554      $       219,554
                                                                                             ------------------      ---------------

There are no Level 2 (Significant observable inputs) and Level 3 (Significant unobservable inputs) priced securities.

                                VIRTUS BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                       PAR VALUE              VALUE
                                                                                                       ---------             -------
U.S. GOVERNMENT SECURITIES-10.7%
U.S. Treasury Bond 3.500%, 2/15/39                                                                     $  10,340          $    8,880
U.S. Treasury Note
  1.125%, 12/15/12                                                                                         5,485               5,547
  2.625%, 6/30/14                                                                                          1,400               1,475
------------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $15,513)                                                                                                     15,902
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS-0.8%

MICHIGAN-0.1%
City of Flat Rock Finance Authority, Taxable
Series A, 6.750%, 10/1/16                                                                                     85                  91
                                                                                                                           ---------
RHODE ISLAND-0.7%
City of Woonsocket Pension Funding Taxable
(AGM Insured) 5.660%, 7/15/13                                                                              1,000               1,051
                                                                                                                           ---------

TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $1,108)                                                                                                       1,142
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES-33.7%
AGENCY-25.1%
FHLMC
  7.500%, 4/1/14                                                                                              12                  14
  7.000%, 4/1/16                                                                                              13                  15
  6.500%, 4/1/31                                                                                           2,912               3,300
  7.000%, 1/1/33                                                                                             153                 177
  5.000%, 1/1/35                                                                                             101                 108
  5.000%, 7/1/35                                                                                           3,090               3,298
FHLMC REMICs
  JA-2777 4.500%, 11/15/17                                                                                   159                 163
  CH-2904 4.500%, 4/15/19                                                                                    593                 619
FNMA
   7.000%, 5/1/14                                                                                              8                   9
  6.000%, 10/1/14                                                                                            133                 145
   6.500%, 6/1/16                                                                                            102                 111
   6.000%, 7/1/17                                                                                             48                  53
   5.500%, 9/1/17                                                                                            117                 127
  0.000%, 10/9/19                                                                                            900                 630
   5.000%, 4/1/20                                                                                            232                 251
   4.000%, 6/1/20                                                                                            192                 203
   5.000%, 8/1/21                                                                                             72                  78
   6.000%, 5/1/29                                                                                            119                 132
   6.500%, 5/1/30                                                                                              5                   5
   7.500%, 3/1/31                                                                                             83                  97
   7.000%, 7/1/31                                                                                             59                  68
   7.000%, 9/1/31                                                                                             98                 113
   6.500%, 2/1/32                                                                                            192                 219
   6.500%, 3/1/32                                                                                             86                  98
   5.500%, 4/1/33                                                                                            107                 116
   5.000%, 5/1/33                                                                                          1,406               1,502
   5.500%, 6/1/33                                                                                            841                 916
   5.500%, 7/1/33                                                                                            764                 831
   5.000%, 9/1/33                                                                                            186                 199
  6.000%, 11/1/34                                                                                            564                 623
  5.500%, 12/1/35                                                                                            148                 161
   5.500%, 3/1/36                                                                                            342                 372
   5.500%, 4/1/36                                                                                            294                 319
   5.500%, 9/1/36                                                                                          1,159               1,261
  5.500%, 12/1/36                                                                                            711                 774
   6.500%, 5/1/37                                                                                            862                 977
   6.000%, 9/1/37                                                                                             47                  52
  6.000%, 10/1/37                                                                                            215                 237
   6.000%, 1/1/38                                                                                            116                 130
   6.000%, 2/1/38                                                                                            109                 122
   6.000%, 2/1/38                                                                                             69                  76
   6.000%, 2/1/38                                                                                            111                 122
   6.000%, 3/1/38                                                                                            560                 625
   6.500%, 3/1/38                                                                                          3,311               3,768
   5.500%, 4/1/38                                                                                            390                 428
   6.000%, 5/1/38                                                                                            123                 135
   5.500%, 6/1/38                                                                                            165                 180
   6.000%, 7/1/38                                                                                          2,828               3,125
   5.500%, 8/1/38                                                                                            499                 540
   6.000%, 8/1/38                                                                                            289                 323
   6.000%, 8/1/38                                                                                            455                 509
   6.000%, 8/1/38                                                                                          1,378               1,523
   6.000%, 8/1/38                                                                                            113                 124
   6.000%, 8/1/39                                                                                          1,873               2,075
   5.500%, 9/1/39                                                                                          2,048               2,230
   4.500%, 9/1/40                                                                                          1,097               1,143
FNMA 98-M7, Z 6.390%, 5/25/36                                                                                 15                  15
FNMA 99-M2,B 6.508%, 3/25/29(2)                                                                            1,093               1,236
FNMA REMICs 03-42, HC 4.500%, 12/25/17                                                                       227                 236
GNMA
   8.500%, 11/15/22                                                                                            1                   1

                                VIRTUS BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                   PAR VALUE             VALUE
                                                   ---------            -------
AGENCY-(CONTINUED)
  6.500%, 9/15/28                                  $      89             $  101
  7.500%, 9/15/29                                        135                159
                                                                         ------
                                                                         37,299
                                                                         ------
NON-AGENCY-8.6%
American Tower Trust 07-1A, AFX 144A 5.420%
  4/15/37 (3)                                            190                205
Banc of America Commercial Mortgage, Inc. 06-2,
  A3 5.896%, 5/10/45 (2)                               2,285               2,391
Bear Stearns Commercial Mortgage Securities 05-
PWR9, A4B 4.943%, 9/11/42                                955                953
Citigroup/Deutsche Bank Commercial Mortgage
Trust 05 CD1, AJ 5.394%, 7/15/44 (2)                     795                750
Commercial Mortgage Pass-Through Certificates
07-C9, A4 6.008%, 12/10/49 (2)                            70                 77
Credit Suisse Mortgage Capital Certificates
  06-C1, A3 5.711%, 2/15/39(2)                            71                 75
  06-C5, A3 5.311%, 12/15/39                             650                696
JP Morgan Chase Commercial Mortgage
Securities Corp. 07-CB19, AM 5.932%, 2/12/49 (2)         755                732
Lehman Brothers - UBS Commercial Mortgage
Trust 07-C7, AAB 5.713%, 9/15/45                         755                780
Morgan Stanley Capital I
  07-T27, A4 5.789%, 6/11/42(2)                        1,050              1,162
  07-T27, AJ 5.789%, 6/11/42(2)                          800                727
  05-IQ10, A4B 5.284%, 9/15/42(2)                        700                720
  06-IQ11, A4 5.897%, 10/15/42(2)                        735                813
Wachovia Bank Commercial Mortgage Trust
  06-C23, A5 5.416%, 1/15/45(2)                        1,710              1,874
  06-C28, AM 5.603%, 10/15/48(2)                         755                714
                                                                         ------
                                                                         12,669
-------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $47,744)                                                49,968
-------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-48.1%
CONSUMER DISCRETIONARY-6.7%
AMC Entertainment Holdings, Inc. 144A 9.750%,
  12/1/20 (3)                                            365                375
Ameristar Casinos, Inc. 144A 7.500%, 4/15/21 (3)         135                140
B-Corp Merger Sub, Inc. 144A 8.250%, 6/1/19 (3)          300                299
Bon-Ton Department Stores, Inc. (The) 10.250%,
  3/15/14(6)                                             605                608

Brown Shoe Co., Inc. 144A 7.125%, 5/15/19 (3)            755                725
Caesar's Entertainment Operating Co., Inc.
10.000%, 12/15/18                                        545                495
CCO Holdings LLC / CCO Holdings Capital Corp.
  6.500%, 4/30/21                                        440                436
Cequel Communications Holdings I LLC / Cequel
Capital Corp. 144A 8.625%, 11/15/17 (3)                  280                293
DineEquity, Inc. 144A 9.500%, 10/30/18 (3)               135                147
Discovery Communications LLC 3.700%, 6/1/15              265                279
Fortune Brands, Inc. 3.000%, 6/1/12                      525                532
Landry's Holdings, Inc. 144A 11.500%, 6/1/14 (3)         545                546
NBC Universal, Inc.
  144A 2.100%, 4/1/14(3)                                 470                476
  144A 4.375%, 4/1/21(3)                                 415                411
Nebraska Book Co., Inc. 10.000%, 12/1/11(6)(10)          405                404
Peninsula Gaming LLC / Peninsula Gaming Corp.
  10.750%, 8/15/17                                       390                428
Scientific Games International, Inc. 9.250%,
6/15/19                                                  580                629
Texas Competitive Electric Holdings Co. LLC /
Texas Competitive Holdings Finance, Inc. 144A
11.500%, 10/1/20 (3)                                     545                538
Time Warner Cable, Inc. 5.000%, 2/1/20                   500                519
United Artists Theatre Circuit, Inc. Series BD-1
  9.300%, 7/1/15 (4)(5)                                   20                 19
Unitymedia Hessen GmbH & Co. KG / Unitymedia

NRW GmbH 144A 8.125%, 12/1/17 (3)                        420                448
Univision Communications, Inc. 144A 7.875%,
  11/1/20 (3)                                            160                165
Valassis Communications, Inc. 144A 6.625%,
  2/1/21 (3)                                             610                607
Visteon Corp. 144A 6.750%, 4/15/19 (3)                   135                131
WMG Holdings Corp. 9.500%, 12/15/14(2)(6)                345                358
                                                                         ------
                                                                         10,008
                                                                         ------
CONSUMER STAPLES-1.3%
Altria Group, Inc. 9.250%, 8/6/19                        170                222
American Rock Salt Co. LLC 144A 8.250%, 5/1/18 (3)       130                131
Beverages & More, Inc. 144A 9.625%, 10/1/14 (3)          690                735
Kraft Foods, Inc.
  2.625%, 5/8/13                                         190                196
  6.125%, 2/1/18                                         315                362

                                VIRTUS BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                          PAR VALUE            VALUE
                                                          ---------          --------
CONSUMER STAPLES-(CONTINUED)
Philip Morris International, Inc. 6.875%, 3/17/14         $     185          $  212
Rite Aid Corp. 6.875%, 8/15/13                                   90                88
                                                                             --------
                                                                                1,946
                                                                             --------
ENERGY-3.0%
Clayton Williams Energy, Inc. 144A 7.750%,
4/1/19 (3)                                                      495               486
El Paso Pipeline Partners Operating Co. LLC
4.100%, 11/15/15                                                605               632
Kinder Morgan Energy Partners LP
  5.850%, 9/15/12                                               305               321
  9.000%, 2/1/19                                                225               289
Linn Energy LLC / Linn Energy Finance Corp.
  144A 6.500%, 5/15/19(3)                                       305               303
  144A 7.750%, 2/1/21(3)                                        190               199
OGX Petroleo e Gas Participacoes SA 144A
8.500%, 6/1/18 (3)                                              475               491
Petrobras International Finance Co. 5.375%,
  1/27/21                                                       540               554
Petroleos Mexicanos 144A 6.500%, 6/2/41 (3)                     770               781
Petropower I Funding Trust 144A 7.360%, 2/15/14 (3)              61                62
Specta Energy Partners LP 4.600%, 6/15/21                       145               143
TransCanada Pipelines Ltd. 6.350%, 5/15/67(2)                   215               216
                                                                             --------
                                                                                4,477
                                                                             --------
FINANCIALS-24.0%
Abbey National Treasury Services plc 4.000%, 4/27/16            925               918
AFLAC, Inc. 6.450%, 8/15/40                                     650               645
Ally Financial, Inc. 0.000%, 6/15/15                            760               576
American Express Co. 7.250%, 5/20/14                            540               618
Aviv Healthcare Properties LP / Aviv Healthcare
Capital Corp. 144A 7.750%, 2/15/19 (3)                          340               349
Bank of America Corp.
  5.750%, 8/15/16                                               705               744
  5.625%, 7/1/20                                                590               609
Barclays Bank plc
  5.200%, 7/10/14                                               415               449
  Series 1, 5.000%, 9/22/16                                     670               721
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18                390               463
Capital One
Financial Corp. 7.375%, 5/23/14                                 250               285
Financial Corp. 6.150%, 9/1/16                                  420               463
Capital IV 8.875%, 5/15/40                                      320               330
Chubb Corp. 6.375%, 3/29/67(2)                                  300               311
Citigroup, Inc.
  5.000%, 9/15/14                                             1,185             1,242
  4.875%, 5/7/15                                                190               198
CNA Financial Corp. 5.875%, 8/15/20                             785               816
CNL Income Properties, Inc. 144A 7.250%, 4/15/19 (3)            455               414
Credit Suisse
  6.000%, 2/15/18                                               425               459
  5.860% (2)(8)(9)                                              385               368
CVS Pass-Through Trust 144A 7.507%, 1/10/32 (3)                 258               306
Developers Diversified Realty Corp. 7.875%, 9/1/20              750               861
Digital Realty Trust LP 5.250%, 3/15/21                         745               741
Duke Realty LP 5.950%, 2/15/17                                  645               707
E*Trade Financial Corp. 7.875%, 12/1/15                         215               217
Felcor Lodging LP 144A 6.750%, 6/1/19 (3)                       560               540
Ford Motor Credit Co. LLC 5.000%, 5/15/18                       580               579
General Electric Capital Corp.
  2.800%, 1/8/13                                                810               831
  4.375%, 9/16/20                                               375               371
  5.300%, 2/11/21                                               330               343
Genworth Global Funding Trusts 7.625%, 9/24/21                  160               162
Goldman Sachs Group, Inc. (The)
  3.700%, 8/1/15                                                205               209
  6.000%, 6/15/20                                               425               457
HSBC Holdings plc 5.100%, 4/5/21                                480               492
Icahn Enterprises LP / Icahn Enterprises Finance
 Corp. 8.000%, 1/15/18                                          575               587
International Lease Finance Corp.
  8.750%, 3/15/17                                               385               422
  6.250%, 5/15/19                                               260               254
JPMorgan Chase & Co.
  5.125%, 9/15/14                                               585               632
  3.450%, 3/1/16                                                435               443
KeyCorp 5.100%, 3/24/21                                         480               489
Lloyds TSB Bank plc
  4.875%, 1/21/16                                               320               327
  6.375%, 1/21/21                                               500               521
Macquarie Bank Ltd. 144A 6.625%, 4/7/21 (3)                     310               312
Macquarie Group Ltd. 144A 6.250%, 1/14/21 (3)                   740               740

                                VIRTUS BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 PAR VALUE            VALUE
                                                                 ----------          --------
FINANCIALS-(CONTINUED)
MetLife, Inc. 5.000%, 6/15/15                                    $      520          $    567
Metropolitan Life Global Funding I 144A 2.875%, 9/17/12 (3)             455               465
Morgan Stanley
  6.000%, 4/28/15                                                       415               450
  6.625%, 4/1/18                                                        605               666
Nomura Holdings, Inc. 4.125%, 1/19/16                                   645               653
Oppenheimer Holdings, Inc. 144A 8.750%,
4/15/18 (3)                                                             130               136
Prudential Financial, Inc.
  3.625%, 9/17/12                                                       555               570
  6.200%, 1/15/15                                                       345               386
  7.375%, 6/15/19                                                       355               421
  8.875%, 6/15/38(2)(9)                                                 430               502
QBE Capital Funding II LP 144A 7.250%, 5/24/41 (2)(3)                   300               301
Rabobank NV
  5.250%, 5/24/41                                                       595               590
  144A 11.000% (2)(3)(8)(9)                                             395               504
Regions Financial Corp.
  0.417%, 6/26/12(2)                                                    835               812
  4.875%, 4/26/13                                                       520               524
  5.750%, 6/15/15                                                       520               512
Rent-A-Center, Inc. 6.625%, 11/15/20                                    605               605
Resona Bank Ltd. 144A 5.850%  (2)(3)(8)(9)                              985               983
Royal Bank of Scotland plc (The)
  4.375%, 3/16/16                                                       305               308
  5.625%, 8/24/20                                                       605               605
Santander Issuances S.A Unipersonal 144A
5.911%, 6/20/16 (3)                                                   1,085             1,104
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC /
Spirit Halloween Superstores 144A 11.000%,
5/1/17 (3)                                                              155               159
SunTrust Banks, Inc. 5.250%, 11/5/12                                    210               221
Wells Fargo & Co.
  3.676%, 6/15/16                                                       370               380
  4.600%, 4/1/21                                                        320               322
Woodside Finance Ltd. 144A 4.600%, 5/10/21 (3)                          315               309
                                                                                     --------
                                                                                       35,576
                                                                                     --------
HEALTH CARE-1.0%
Boston Scientific Corp. 6.000%, 1/15/20                                 365               396
  Express Scripts, Inc.
  5.250%, 6/15/12                                                       375               390
  7.250%, 6/15/19                                                       110               132
Valeant Pharmaceuticals International, Inc. 144A
7.250%, 7/15/22 (3)                                                     600               585
                                                                                        1,503
INDUSTRIALS-1.7%
Allison Transmission, Inc. 144A 7.125%, 5/15/19 (3)                     555               543
Cenveo Corp. 7.875%, 12/1/13(6)                                         845               816
CMS Energy Corp. 2.750%, 5/15/14                                        155               156
DynCorp International, Inc. 144A 10.375%, 7/1/17 (3)                    175               180
Hutchison Whampoa International Ltd. 144A
5.750%, 9/11/19 (3)                                                     315               336
Valmont Industries, Inc. 6.625%, 4/20/20                                415               455
                                                                                     --------
                                                                                        2,486
                                                                                     --------
INFORMATION TECHNOLOGY-1.9%
EarthLink, Inc. 144A 8.875%, 5/15/19 (3)                                570               520
Fiserv, Inc.
  3.125%, 6/15/16                                                       380               378
  4.750%, 6/15/21                                                       305               303
Intuit, Inc. 5.750%, 3/15/17                                            235               264
Lender Processing Services, Inc. 8.125%, 7/1/16                         775               760
Sensata Technologies, Inc. 144A 6.500%, 5/15/19 (3)                     130               130
Xerox Corp. 4.250%, 2/15/15                                             370               394
                                                                                     --------
                                                                                        2,749
                                                                                     --------
MATERIALS-2.3%
AEP Industries, Inc. 144A 8.250%, 4/15/19 (3)                           130               131
Ball Corp. 6.750%, 9/15/20                                              190               203
Boise Paper Holdings LLC / Boise Finance Co.
  8.000%, 4/1/20                                                        395               417
Building Materials Corp. of America 144A 6.750%,
  5/1/21 (3)                                                            130               131
Corp Nacional del Cobre de Chile 144A 3.750%,
  11/4/20 (3)                                                           135               128
Dow Chemical Co. (The)
  6.000%, 10/1/12                                                       555               588
  5.900%, 2/15/15                                                       540               607
  4.250%, 11/15/20                                                      235               229
Huntsman International LLC 8.625%, 3/15/20(6)                            95               104

                                VIRTUS BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 PAR VALUE               VALUE
                                                                 ----------             -------
MATERIALS-(CONTINUED)
Reynolds Group Holdings, Inc. / Reynolds Group
 Issuer LLC 144A 8.250%, 2/15/21 (3)                             $      650             $    611
Solutia, Inc. 7.875%, 3/15/20                                           215                  231
                                                                                        --------
                                                                                           3,380
                                                                                        --------
TELECOMMUNICATION SERVICES-4.0%
AT&T Corp. 4.450%, 5/15/21                                              300                  306
CenturyLink, Inc. 6.450%, 6/15/21                                       495                  490
Cincinnati Bell, Inc. 8.375%, 10/15/20                                  600                  600
Clearwire Communications LLC / Clearwire
Finance, Inc. 144A 12.000%, 12/1/17 (3)(6)                              730                  767
GCI, Inc. 8.625%, 11/15/19                                              400                  440
Goodman Networks, Inc. 144A 12.125%, 7/1/18 (3)                         780                  777
NII Capital Corp. 7.625%, 4/1/21                                        285                  299
Sprint Nextel Corp. 6.000%, 12/1/16                                     550                  552
Telcordia Technologies, Inc. 144A 11.000%,
  5/1/18 (3)                                                            560                  710
Virgin Media Finance plc 8.375%, 10/15/19                               460                  515
Windstream Corp.
  8.125%, 9/1/18                                                        185                  197
  7.000%, 3/15/19                                                       335                  340
                                                                                        --------
                                                                                           5,993
                                                                                        --------
UTILITIES-2.2%
Atmos Energy Corp. 6.350%, 6/15/17                                      360                  416
Calpine Corp.
  144A 7.875%, 7/31/20(3)                                               145                  152
  144A 7.500%, 2/15/21(3)                                               375                  384
CMS Energy Corp. 6.250%, 2/1/20                                         645                  690
Dominion Resources, Inc. 8.875%, 1/15/19                                120                  155
Georgia Power Co. 6.000%, 11/1/13                                       225                  250
Nevada Power Co. Series O 6.500%, 5/15/18                               345                  403
Virginia Electric & Power Co. Series A 5.400%,
  1/15/16                                                               645                  733
                                                                                        --------
                                                                                           3,183
------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $68,366)                                                                 71,301
------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS-0.2%
Wells Fargo Capital XIII 7.700% (2)(8)(9)                               355                  362
------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $338)                                                                       362
------------------------------------------------------------------------------------------------
LOAN AGREEMENTS(2)-2.5%
CONSUMER DISCRETIONARY-0.6%
Chrysler Group LLC / Chrysler Group Co-Issuer,
Inc. Tranche B, 4.750%, 5/24/17                                         475                  465
Kar Auction Services 3.750%, 5/19/17                                    250                  252
Transtar Industries, Inc. 8.500%, 12/21/17                              250                  254
                                                                                        --------
                                                                                             971
                                                                                        --------
CONSUMER STAPLES-0.7%
Roundy's Supermarkets, Inc. 8.000%, 4/16/16                           1,050                1,064
                                                                                        --------
FINANCIALS-0.3%
Springleaf Financial Funding Co. (American
General Finance Corp.) 4.250%, 5/10/17                                  450                  442
                                                                                        --------
INDUSTRIALS-0.5%
Vertrue LLC 5.000%, 8/16/14                                             799                  701
                                                                                        --------
TELECOMMUNICATION SERVICES-0.4%
Level 3 Communications, Inc. Tranche A, 0.000%,
  3/13/14                                                               600                  582
------------------------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $3,743)                                                                   3,760

                                                                  SHARES                 VALUE
                                                                 --------               --------
PREFERRED STOCK-1.7%
FINANCIALS-1.7%
Citigroup Capital XIII 7.875%,                                      16,200                   450
GMAC Capital Trust I  8.125%                                        32,800                   839
ING Capital Funding Trust III 3.907%(2)                          1,060,000                 1,001
JPMorgan Chase & Co. Series 1, 7.90%(2)                            280,000                   301
------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $2,463)                                                                   2,591
------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-97.7%
(IDENTIFIED COST $139,275)                                                               145,026
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-1.0%
MONEY MARKET MUTUAL FUNDS-1.0%
BlackRock Liquidity Funds TempFund Portfolio -
Institutional Shares (seven-day effective yield 0.085%)         1,474,391                  1,474
------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,474)                                                                   1,474
------------------------------------------------------------------------------------------------

                                VIRTUS BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                              SHARES        VALUE
                                                              -------     --------
SECURITIES LENDING COLLATERAL-1.9%
BlackRock Institutional Money Market Trust
(seven-day effective yield 0.136%)(7)                            92,344   $     92
BlackRock Liquidity Funds TempCash Portfolio
- Institutional Shares (seven-day effective yield
 0.090%)(7)                                                   2,707,524      2,708
----------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $2,800)                                                     2,800
----------------------------------------------------------------------------------
TOTAL INVESTMENTS-100.6%
(IDENTIFIED COST $143,549)                                                 149,300(1)
Other assets and liabilities, net-(0.6)%                                      (916)
                                                                          --------
NET ASSETS-100.0%                                                         $148,384
                                                                          ========

ABBREVIATIONS:
AGM    Assured Guaranty Municipal Corp.
FHLMC  Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA   Federal National Mortgage Association ("Fannie Mae").
GNMA   Government National Mortgage Association ("Ginnie Mae")
REMIC  Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information : For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $21,401 or 14.4% of net assets.

(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(5)  Illiquid security.

(6)  All or a portion of security is on loan.

(7) Represents security purchased with cash collateral received for securities on loan.

(8)  No contractual maturity date

(9)  Interest payments may be deferred.

(10) Security in default.

                                VIRTUS BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS +
--------------------------------
United States                90%
United Kingdom                3
Australia                     1
Brazil                        1
Japan                         1
Netherlands                   1
Spain                         1
Other                         2
--------------------------------
Total                       100%
--------------------------------

+ % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                       LEVEL 2        LEVEL 3
                                                                                     SIGNIFICANT    SIGNIFICANT
                                         TOTAL VALUE AT            LEVEL 1            OBSERVABLE    UNOBSERVABLE
                                          JUNE 30, 2011         QUOTED PRICES           INPUTS         INPUTS
----------------------------------------------------------------------------------------------------------------
Debt Securities:
  U.S. Government Securities             $        15,902        $            -       $     15,902    $         -
  Municipal Bonds                                  1,142                     -              1,142              -
  Mortgage-Backed Securities                      49,968                     -             49,968              -
  Corporate Bonds And Notes                       71,301                     -             71,282             19
  Convertible Bonds                                  362                     -                362              -
  Loan Agreements                                  3,760                     -              3,760              -
Equity Securities:
  Preferred Stock                                  2,591                     -              2,591              -
  Short-Term Investments                           1,474                 1,474                  -              -
  Securities Lending Collateral                    2,800                 2,708                 92              -
----------------------------------------------------------------------------------------------------------------
Total Investments                        $       149,300        $        4,182       $    145,099    $        19
----------------------------------------------------------------------------------------------------------------

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                               Corporate
INVESTMENTS IN SECURITIES                          TOTAL    Bonds and Notes
                                                  ------   -----------------
BALANCE AS OF SEPTEMBER 30, 2010:                 $  546   $            546

Accrued Discount/(Premium)                            (1)                (1)

Realized Gain (Loss)                                   3                  3

Change in Unrealized Appreciation (Depreciation)      38                 38

Net Purchases/(Sales) (b)                            168                168

Transfers In and/or Out of Level 3 (a)              (735)              (735)
                                                  ------   -----------------
BALANCE AS OF JUNE 30, 2011                       $   19   $             19
                                                  ======   =================

--------------------
(a) "Transfers in and/or out" represent the ending value as of June 30, 2011,for any investment security where a change in the pricing level - occurred from the beginning to the end of the period.

(b)  Includes paydowns on securities

                         VIRTUS CA TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE       VALUE
                                                     -----------     --------
MUNICIPAL TAX-EXEMPT BONDS(2)-97.1%
DEVELOPMENT REVENUE-5.8%
Hercules Redevelopment Agency,
Tax-Allocation (AMBAC Insured)
 5.000%, 8/1/29                                       $     500       $  311
Ontario Redevelopment Financing
Authority Project No. 1 Center City
and Cimarron (NATL Insured)
5.250%, 8/1/13                                              500          506
San Diego Redevelopment Agency
Center City Tax Allocation , Series A
(AMBAC Insured) 4.750%, 9/1/30                              500          419
San Diego Redevelopment Agency
Center City Tax Allocation, Series
B (AMBAC Insured) 5.350%, 9/1/24                          1,000          971
Santa Clara Redevelopment Agency,
Bayshore North Project (NATL Insured)
 5.000%, 6/1/22                                           1,000        1,000
                                                                      -------
                                                                       3,207
                                                                      -------
EDUCATION REVENUE-1.9%
North City West School Facilities
Financing Authority, Series B
(AMBAC Insured) 5.250%, 9/1/19                            1,000        1,064
                                                                      -------
GENERAL OBLIGATION-16.7%
Antelope Valley Union High School
District, Series A (NATL Insured)
5.000%, 2/1/27                                            1,000        1,015
Brea Olinda Unified School District, Series A
(NATL, FGIC Insured) 6.000%, 8/1/15                         150          174
Butte-Glenn Community College District,
Series A (NATL Insured) 5.500%, 8/1/19                    1,000        1,046
California State
  5.250%, 6/1/16                                             65           66
  5.500%, 3/1/26                                            500          530
  5.000%, 6/1/32                                            250          248
  5.000%, 11/1/32                                           250          248
  5.000%, 12/1/37                                           250          241
  6.000%, 4/1/38                                            250          265
California State Veterans Bonds,
Series CC 4.500%, 12/1/37                                   330          274
Gilroy Unified School District (NATL,
 FGIC Insured) 5.000%, 8/1/27                               500          506
Los Angeles Unified School District,
  2002 Election Series C (AGM Insured)
  5.000%, 7/1/24                                            500          525
Series A-1 (NATL Insured) 4.500%, 1/1/28                    500          473
New Haven Unified School District,
(AGC Insured) 0.000%, 8/1/33                              1,500          335
Norwalk - La Mirada Unified School
District, 2002 Election Series D
(AGM Insured) 0.000%, 8/1/33                              1,500          339
Placer Union High School District
(AGM Insured) 0.000%, 8/1/32                              1,500          372
Rancho Santiago Community College
District, 2002 Election Series C
(AGM Insured) 0.000%, 9/1/27                              1,200          451
San Rafael City High School
 District, 2002 Election Series B
 (NATL, FGIC Insured) 0.000%, 8/1/26                      1,000          418
Walnut Valley Unified School District,
Series A (NATL Insured) 0.000%, 8/1/19                    3,095        1,784
                                                                      -------
                                                                       9,310
                                                                      -------
GENERAL REVENUE-14.2%
Anaheim Public Financing Authority,
Series C (AGM Insured) 6.000%, 9/1/16                     1,600        1,824
City of Pomona, Certificates of Participation
(AMBAC Insured) 5.500%, 6/1/28                            1,365        1,371
Golden State Tobacco Securitization
Corp., Series A-1
  5.125%, 6/1/47                                          1,250          820
  5.750%, 6/1/47                                          1,000          729
Los Angeles County Public Works
Financing Authority, Series A
(AGM Insured) 5.500%, 10/1/18                               355          390
South Bay Regional Public Communications
Authority, Hawthorne Project Series
 B (ACA Insured) 4.750%, 1/1/31                             635          462
South Coast Air Quality Management
 District Building Corp. (AMBAC Insured)
 6.000%, 8/1/11                                             380          381
State Public Works Board of the
State of California,
Department of Health Services, Richmond Lab
Series B (XLCA Insured) 5.000%, 11/1/17                     460          492
Department of General Services Buildings 8 & 9
 Series A 6.125%, 4/1/29                                    500          527
Various Capital Projects Series G-1 5.750%, 10/1/30
                                                            500          508

                         VIRTUS CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in  thousands)

                                                              PAR VALUE     VALUE
                                                              ----------   --------
GENERAL REVENUE-(CONTINUED)
Department of Forestry & Fire Protection
Series E 5.000%, 11/1/32                                      $      500    $  450
                                                                            -------
                                                                             7,954
                                                                            -------

HIGHER EDUCATION REVENUE-6.1%
California Educational Facilities Authority,
  Stanford University 5.250%, 4/1/40                                 500       573
  Pomona Colllege Series A 5.000%, 7/1/45                            500       501
California State University,
  Series A 5.000%, 11/1/26                                           250       253
  Series A 5.250%, 11/1/38                                           635       623
University of California,
Series D (NATL, FGIC Insured) 5.000%, 5/15/28                        500       516
Series G (NATL, FGIC Insured) 4.750%, 5/15/35                        525       497
  Series B 4.750%, 5/15/38                                           500       463
                                                                            -------
                                                                             3,426
                                                                            -------

MEDICAL REVENUE-8.4%
California Health Facilities Financing Authority,
Stanford Hospital and Clinics Series
 A 5.000%, 11/15/14                                                  250       270
 Cedars-Sinai Medical Center 5.000%, 11/15/34                        500       475
Providence Health & Services Series
C 6.500%, 10/1/38                                                    295       324
  Kaiser Permanente Series A 5.250%, 4/1/39                          500       479
California State Public Works Board, Department
of Mental Health Series A 5.500%, 6/1/16                           1,000     1,084
California Statewide Communities
Development Authority,
  Kaiser Permanente, Series B 5.000%, 3/1/41                         500       454
  Sutter Health, Series B 5.625%, 8/15/42                          1,000     1,002
  St. Joseph Health System  (FGIC Insured)
  5.750%, 7/1/47                                                     500       495
San Joaquin General Hospital Project, Certificates
of Participation (NATL Insured) 5.250%, 9/1/12                       100       100
                                                                           -------
                                                                             4,683
                                                                           -------

MUNICIPAL UTILITY DISTRICT REVENUE-1.8%
East Bay Municipal Utility District
(NATL Insured) 5.000%, 6/1/35                                        500       510
Sacramento Municipal Utilities District Financing                    500       466
Authority (NATL Insured) 4.750%, 7/1/26
                                                                           -------
                                                                               976
                                                                           -------

NATURAL GAS REVENUE-1.3%
Roseville Natural Gas Financing Authority
5.000%, 2/15/24                                                      750       731
                                                                           -------

POWER REVENUE-1.5%
Northern California Power Agency, Hydroelectric
Project No.1 Series A (NATL Insured)
5.200%, 7/1/32                                                       330       323
Southern California Public Power Authority,
Windy Point/Windy Flats Project, Series 1,
5.000%, 7/1/28                                                       500       524
                                                                           -------
                                                                               847
                                                                           -------

PRE-REFUNDED-23.6%
California Health Facilities Financing Authority,
  Providence Health & Services Series C, Pre-
  refunded 10/1/18 @100 6.500%, 10/1/38                                5         6
California Infrastructure & Economic Development
  Bank, Pre-refunded 7/1/26 @100 (AMBAC
  Insured) 5.125%, 7/1/37                                            500       601
Contra Costa County Home Mortgage (GNMA
  Collateralized) 7.500%, 5/1/14                                     500       597
  Cypress Single Family Residential Mortgage,
Series B (Private Mortgage Insurance)
7.250%, 1/1/12                                                       200       207
Grossmont-Cuyamaca Community College
  District, Election of 2002 Series A Pre-refunded
  '8/1/13 @100 (NATL Insured) 5.000%, 8/1/19                         210       229
Huntington Park Redevelopment Agency Single
  Family Residential Mortgage, Series A
  (FHA/VA/PRIV MTGS Insured) 8.000%, 12/1/19                       2,400     3,374
Los Angeles Harbor Department 7.600%, 10/1/18                        715       842
Northern California Power Agency, Hydroelectric
  Project No.1 Series A Pre-refunded 7/1/21 @ 100
  (AMBAC Insured) 7.500%, 7/1/23                                     195       263
Riverside County Single Family,
  Series B (GNMA Collateralized) 8.625%, 5/1/16                    1,000     1,313
  Series A (GNMA Collateralized) 7.800%, 5/1/21                    4,000     5,593

                         VIRTUS CA TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS(CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in  thousands)




                                                               PAR VALUE      VALUE
                                                              ----------    ---------
PRE-REFUNDED-(CONTINUED)
Stockton Housing Facility, Series A Pre-refunded
9/20/17 @ 100 (GNMA Collateralized)
 5.600%, 3/20/28                                              $      185    $     186
                                                                            ---------
                                                                               13,211
                                                                            ---------

TRANSPORTATION REVENUE-4.8%
Alameda Corridor Transportation Authority,
  Series A (NATL Insured) 5.125%, 10/1/16                            150         151
  Series A (NATL Insured) 5.125%, 10/1/17                            125         126
Bay Area Toll Authority, San Fransisco Bay Area,
  Series F-1 5.000%, 4/1/34                                          500         506
  Series F-1 5.125%, 4/1/39                                          500         505
City of Long Beach Airport, Series
A 5.000%, 6/1/30                                                     200         196
Los Angeles International Airport, Series
 A 5.000%, 5/15/40                                                   500         502
San Diego County Regional Airport Authority,
  Series B 5.000%, 7/1/40                                            500         472
  Series A 5.000%, 7/1/40                                            250         236
                                                                           ---------
                                                                               2,694
                                                                           ---------

WATER & SEWER REVENUE-11.0%
California Statewide Communities Development
Authority, Anheuser-Busch Project
4.800%, 9/1/46                                                     1,000         892
Delta Diablo Sanitation District, Certificates of
Participation (NATL Insured) 0.000%, 12/1/16                       1,070         897
El Dorado Irrigation District, Certificates of
Participation, Series A
(NATL, FGIC Insured) 5.250%, 3/1/16                                  365         386
Imperial Irrigation District, Series
B 5.000%, 11/1/36                                                    300         296
Irvine Ranch Water District, Certificates of
Participation, 5.000%, 3/1/24                                        500         555
Metropolitan Water District of Southern California,
Water Works, Series B-1
(NATL, FGIC Insured) 5.000%, 10/1/36                               1,000       1,008
Mountain View Shoreline Regional Park
Community, Series A (NATL Insured)
5.500%, 8/1/21                                                     1,000       1,001
Santa Margarita-Dana Point Authority, Water
Improvement Districts 2-3-4-A 5.125%, 8/1/38                         600         606
Westlands Water District, Certificates of
Participation (NATL Insured) 5.250%, 9/1/14                          500         525
                                                                           ---------
                                                                               6,166
------------------------------------------------------------------------------------

TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $53,240)                                                     54,269
------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-97.1%
(IDENTIFIED COST $53,240)                                                     54,269
------------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           -------     --------
SHORT-TERM INVESTMENTS-2.0%
MONEY MARKET MUTUAL FUNDS-2.0%
Blackrock Liquidity Funds tempFund Portfolio -
Institutional Shares (seven-day effective yield 0.010%)    1,107,097       1,107
                                                                        --------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,107)                                                   1,107
                                                                        --------
TOTAL INVESTMENTS-99.1%
(IDENTIFIED COST $54,347)                                                 55,376(1)
Other assets and liabilities, net-0.9%                                       529
                                                                        --------
NET ASSETS-100.0%                                                       $ 55,905
                                                                        ========

ABBREVATIONS:
ACA       American Capital Access Financial Guarantee Corp.
AGC       Assured Guaranty Corp.
AGM       Assured Guaranty Municipal Corp.
AMBAC     American Municipal Bond Assurance Corp.
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
GNMA      Government National Mortgage Association ("Ginnie Mae")
NATL      National Public Finance Guarantee Corp.
VA        Department of Veterans Affairs
XLCA      XL Capital Assurance

FOOTNOTE LEGEND

--------------
(1)  Federal Income Tax Information : For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2) At June 30, 2011, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
     California 98%. At June 30, 2011, 67% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL 24.7%, and GNMA 13.9%.

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                       LEVEL 2
                                                                     SIGNIFICANT
                                TOTAL VALUE AT        LEVEL 1         OBSERVABLE
                                 JUNE 30, 2011     QUOTED PRICES        INPUTS
                                ---------------    --------------    ------------
Debt Securities:
  Municipal Tax-Exempt Bonds    $        54,269    $            -    $     54,269
Equity Securities:
  Short-Term Investments                  1,107             1,107               -
---------------------------------------------------------------------------------
Total Investments               $        55,376    $        1,107    $     54,269
---------------------------------------------------------------------------------

There are no Level 3 (Significant unobservable inputs) priced securities.

                       VIRTUS FOREIGN OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                           SHARES          VALUE
                                                         -----------     ---------
PREFERRED STOCK-3.1%
CONSUMER STAPLES-1.8%
Companhia de Bebidas das Americas
ADR 2.94% (Brazil)                                         599,510       $  20,222
                                                                          --------

UTILITIES-1.3%
AES Tiete SA 10.59% (Brazil)                               944,315          15,369
                                                                          --------

TOTAL PREFERRED STOCK
(IDENTIFIED COST $13,402)                                                   35,591
                                                                          --------

COMMON STOCKS-96.3%
CONSUMER DISCRETIONARY-3.8%
Domino's Pizza plc (United Kingdom)                      2,176,767          14,104
Hermes International (France)                               22,145           6,548
Nitori Co., Ltd. (Japan)                                   245,650          23,282
                                                                          --------
                                                                            43,934
                                                                          --------

CONSUMER STAPLES-44.6%

Anheuser-InBev N.V. (Belgium)                              380,115          22,049
British American Tobacco (United Kingdom)                1,521,634          66,695
Coca-Cola Amatil Ltd. (Australia)                        1,506,129          18,448
Colruyt SA (Belgium)                                       292,225          14,620
Diageo plc (United Kingdom)                              1,192,453          24,363
Imperial Tobacco Group plc (United Kingdom)              1,326,474          44,090
ITC Ltd. (India)                                         6,873,078          31,204
L'Oreal S.A. (France)                                       86,298          11,208
Nestle India Ltd. (India)                                  141,798          13,031
Nestle S.A. Registered Shares (Switzerland)                839,400          52,166
Pernod-Ricard S.A. (France)(3)                             175,536          17,302
Philip Morris International, Inc. (United States)          956,072          63,837
Reckitt Benckiser Group plc (United Kingdom)               395,279          21,824
SABMiller plc (United Kingdom)                             614,414          22,400
Souza Cruz SA (Brazil)                                   1,795,325          22,662
Tesco plc (United Kingdom)                               4,006,991          25,853
Unilever N.V. (Netherlands)                                439,261          14,399
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)               2,584,460           7,671
Woolworths Ltd. (Australia)                                842,161          25,065
                                                                          --------
                                                                           518,887
                                                                          --------

ENERGY-7.0%
Canadian Natural Resources Ltd. (Canada)                   694,562          29,116
Core Laboratories N.V. (Netherlands)(3)                    279,040          31,124
Ecopetrol SA (Colombia)                                    116,771           5,139



Royal Dutch Shell plc A Shares
(United Kingdom)(3)                                        471,362          16,734
                                                                          --------
                                                                            82,113
                                                                          --------

FINANCIALS-18.6%
Admiral Group plc (United Kingdom)                         482,393          12,860
Amlin plc (United Kingdom)                               2,655,034          17,305
CETIP SA - Balcao Organizado de
Ativos e Derivativos (Brazil)                              806,065          12,437
CETIP SA - Balcao Organizado de                              5,996              90
Ativos e Derivativos (Brazil)(2)
Daito Trust Construction Co., Ltd. (Japan)                 107,800           9,119
Housing Development Finance Corp. (India)                2,775,764          43,857
Housing Development Finance Corp. Bank Ltd. (India)
                                                           828,055          46,597
Muenchener Rueckversicherungs-Gesellschaft
AG Registered Shares (Germany)                             103,357          15,805
Oversea-Chinese Banking Corp.,
 Ltd. (Singapore)                                        1,675,600          12,769
QBE Insurance Group Ltd. (Australia)                       820,878          15,187
Standard Chartered plc (United Kingdom)                  1,180,841          31,043
                                                                          --------
                                                                           217,069
                                                                          --------

HEALTH CARE-10.6%
BioMerieux (France)(3)                                     141,210          16,395
Cie Generale D'optique Essilor
International SA (France)                                  271,554          22,025
Covidien plc (Ireland)                                     630,030          33,537
Novartis AG Registered Shares (Switzerland)                406,797          24,918
Novo Nordisk A/S Class B (Denmark)                         213,205          26,757
                                                                          --------
                                                                           123,632
                                                                          --------

INDUSTRIALS-7.0%
Bharat Heavy Electricals Ltd. (India)(2)                   239,140          10,970
Bunzl plc (United Kingdom)                                 643,600           8,057
Bureau Veritas SA (France)                                 193,160          16,314
Canadian National Railway Co. (Canada)                     214,375          17,146
Kuehne & Nagel International AG (Switzerland)               60,710           9,214
Prosegur Cia de Seguridad SA (Spain)(3)                    122,180           6,497
Secom Co., Ltd. (Japan)                                    273,600          13,067
                                                                          --------
                                                                            81,265
                                                                          --------

INFORMATION TECHNOLOGY-2.9%
Baidu.com, Inc. Sponsored ADR (China)(2)                    71,329           9,995
Redecard SA (Brazil)                                     1,182,963          17,737

                       Virtus Foreign Opportunities Fund
                            SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (Unaudited)

($ reported in thousands)

                                                        SHARES         VALUE
                                                       -------      ------------
INFORMATION TECHNOLOGY-(CONTINUED)
Tata Consultancy Services Ltd. (India)                 224,700      $      5,953
                                                                    ------------
                                                                          33,685
                                                                    ------------

UTILITIES-1.8%
CPFL Energia SA (Brazil)                               801,200            11,371
Scottish & Southern Energy plc (United Kingdom)        439,784             9,832
                                                                    ------------
                                                                          21,203
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(IDENTIFIED COST $795,060)                                             1,121,788
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS-99.4%
(IDENTIFIED COST $808,462)                                             1,157,379
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS-0.7%
MONEY MARKET MUTUAL FUNDS-0.7%
Dreyfus Cash Management Fund - Institutional
Shares (seven-day effective yield 0.100%)              8,025,500           8,025
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,025)                                                   8,025
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL-4.5%
Dreyfus Cash Management - Institutional Shares
(seven-day effective yield 0.100%)(4)                  52,858,191         52,858
--------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $52,858)                                                 52,858
--------------------------------------------------------------------------------

TOTAL INVESTMENTS-104.6%
(IDENTIFIED COST $869,345)                                             1,218,262(1)

Other assets and liabilities, net-(4.6)%                                 (54,001)
                                                                    ------------
NET ASSETS-100.0%                                                   $  1,164,261
                                                                    ============

ABBREVIATIONS:
ADR     American Depositary Receipt

FOOTNOTE LEGEND:

-------------
(1)  Federal Income Tax Information: For tax information at June
     30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

                       Virtus Foreign Opportunities Fund
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (Unaudited)

($ reported in thousands)

COUNTRY WEIGHTINGS+
-------------------------------------
United Kingdom                   26%
India                            13
Brazil                            8
France                            7
Switzerland                       7
United States                     6
Australia                         5
Other                            28
-------------------------------------
Total                           100%
-------------------------------------

+    % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                          LEVEL 2
                                                                        SIGNIFICANT
                                   TOTAL VALUE AT        LEVEL 1         OBSERVABLE
                                    JUNE 30, 2011     QUOTED PRICES        INPUTS
                                   ---------------    --------------    ------------
Equity Securities:
  Preferred Stock                  $        35,591    $       15,369    $     20,222
  Common Stocks                          1,121,788         1,121,788               -
  Short-Term Investments                     8,025             8,025               -
  Securities Lending Collateral             52,858            52,858               -
------------------------------------------------------------------------------------
Total Investments                  $     1,218,262    $    1,198,040    $     20,222
------------------------------------------------------------------------------------

There are no Level 3 (Significant unobservable inputs) priced securities.

                      VIRTUS GLOBAL COMMODITIES STOCK FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                          SHARES         VALUE
                                                         --------       -------
COMMON STOCKS-89.7%
CONSUMER STAPLES-7.6%
Andersons, Inc. (The) (United States)                    11,825         $  499
Bunge Ltd. (Bermuda)                                      1,800            124
Sanderson Farms, Inc. (United States)                     1,900             91
Tate & Lyle plc (United Kingdom)                         36,320            359
Tyson Foods, Inc. Class A (United States)                 6,625            129
Zhongpin, Inc. (China)(2)                                 9,350             98
                                                                        ------
                                                                         1,300
                                                                        ------
ENERGY-22.9%
Alpha Natural Resources, Inc. (United States)(2)          2,750            125
Birchcliff Energy Ltd. (Canada)(2)                        9,300            126
Canadian Natural Resources Ltd. (Canada)                  2,000             84
Canadian Oil Sands Ltd. (Canada)                         17,025            491
Cenovus Energy, Inc. (Canada)                            14,685            553
Core Laboratories N.V. (Netherlands)                      2,300            257
Forest Oil Corp. (United States)(2)                       2,350             63
FX Energy, Inc. (United States)(2)                       11,125             98
Hess Corp. (United States)                                2,800            209
MEG Energy Corp. (Canada)                                 2,050            107
Mission NewEnergy Ltd. (Australia)(2)                     8,025             54
Newfield Exploration Co. (United States)(2)               2,200            150
Occidental Petroleum Corp. (United States)                2,200            229
Pacific Rubiales Energy Corp. (Canada)                    5,850            157
Penn West Petroleum Ltd. (Canada)                         7,300            168
Petrobakken Energy Ltd. (Canada)                          5,300             73
Petroleo Brasileiro S.A. ADR (Brazil)                     2,650             90
Petrominerales Ltd. (Canada)                              7,200            211
SandRidge Energy, Inc. (United States)(2)                15,900            169
Seadrill Ltd. (Bermuda)                                  12,450            439
Superior Energy Services, Inc. (United States)(2)         2,325             86
                                                                        ------
                                                                         3,939
                                                                        ------
INDUSTRIALS-9.5%
AGCO Corp. (United States)(2)                             3,750            185
CNH Global N.V. (Netherlands)(2)                          8,925            345
Deere & Co. (United States)                               5,875            484
Kubota Corp. ADR (Japan)                                  5,400            240
Lindsay Corp. (United States)                             2,150            148
Raven Industries, Inc. (United States)                    3,975            222
                                                                        ------
                                                                         1,624
                                                                        ------
MATERIALS-49.7%
Agrium, Inc. (Canada)                                     3,000            263
Alamos Gold, Inc. (Canada)                               10,625            176
Allied Nevada Gold Corp. (United States)(2)               5,450            193
Anglo American plc (United Kingdom)                       4,739            235
BHP Billiton Ltd. Sponsored ADR (Australia)               9,350            885
du Pont (E.I.) de Nemours & Co. (United States)           4,400            238
Eldorado Gold Corp. (Canada)                              8,275            122
Franco-Nevada Corp. (Canada)                             10,950            409
Freeport-McMoRan Copper & Gold, Inc. (United States)      8,050            426
Goldcorp, Inc. (Canada)                                  18,145            876
Grupo Mexico S.A.B. de C.V. Series B (Mexico)            89,845            297
Israel Chemicals Ltd. (Israel)                           10,800            171
Ivanhoe Mines Ltd./CA (Canada)(2)                        18,550            469
Major Drilling Group International (Canada)              37,640            490
Monsanto Co. (United States)                              4,675            339
Mosaic Co. (The) (United States)                          6,475            438
New Gold, Inc. (Canada)(2)                               25,790            265
Perseus Mining Ltd. (Australia)(2)                       48,872            137
Potash Corp. of Saskatchewan, Inc. (Canada)               8,785            501
Royal Gold, Inc. (United States)                         10,520            616
Silver Wheaton Corp. (Canada)                            10,000            330
Syngenta AG ADR (Switzerland)                             8,575            579
Tahoe Resources, Inc. (Canada)(2)                         4,800             90
                                                                        ------
                                                                         8,545
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $14,839)                                               15,408
------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS-8.3%
PowerShares DB Gold Fund (United States)(2)              27,250          1,432
------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $1,453)                                                 1,432
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-98.0%
(IDENTIFIED COST $16,292)                                               16,840
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-1.9%
MONEY MARKET MUTUAL FUNDS-1.9%
Dreyfus Cash Management Fund - Institutional
Shares (seven-day effective yield 0.100%)               323,086            323
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $323)                                                     323
------------------------------------------------------------------------------

                      VIRTUS GLOBAL COMMODITIES STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS-99.9%
(IDENTIFIED COST $16,615)                                   17,163(1)
Other assets and liabilities, net-0.1%                          24
                                                         ---------
NET ASSETS-100.0%                                        $  17,187
                                                         =========

ABBREVIATIONS:

ADR     American Depositary Receipt

FOOTNOTE LEGEND:

----------
(1)  Federal Income Tax Information : For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

                      VIRTUS GLOBAL COMMODITIES STOCK FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS +
-----------------------------------------------
United States                               40%
Canada                                      35
Australia                                    6
Netherlands                                  4
United Kingdom                               4
Bermuda                                      3
Switzerland                                  3
Other                                        5
-----------------------------------------------
Total                                      100%
-----------------------------------------------

----------
+% of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                TOTAL VALUE AT       LEVEL 1
                                  JUNE 30, 2011    QUOTED PRICES
---------------------------------------------------------------
Equity Securities:
  Common Stocks                 $       15,408     $     15,408
  Exchange-Traded Funds                  1,432            1,432
  Short-Term Investments                   323              323
---------------------------------------------------------------
Total Investments               $       17,163     $     17,163
---------------------------------------------------------------

There are no Level 2 (Significant observable inputs) and Level 3 (Significant unobservable inputs) priced securities.

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                               SHARES           VALUE
                                                               ------           ------
COMMON STOCKS-94.6%
CONSUMER DISCRETIONARY-1.7%
SES SA (Luxembourg)                                             45,260          $1,270
                                                                                ------
ENERGY-22.3%
Enbridge, Inc. (Canada)                                        151,400           4,915
Spectra Energy Corp. (United States)                           132,220           3,624
TransCanada Corp. (Canada)                                      87,180           3,822
Williams Cos., Inc. (The) (United States)                      139,020           4,205
                                                                                ------
                                                                                16,566
                                                                                ------
INDUSTRIALS-17.4%
Abertis Infraestructuras S.A. (Spain)                           78,320           1,750
Atlantia S.p.A. (Italy)                                         94,122           2,004
Brisa Auto-Estradas de Portugal SA (Portugal)                   64,580             394
Ferrovial SA (Spain)                                            65,170             824
Flughafen Zuerich AG (Switzerland)                               1,690             771
Fraport AG Frankfurt Airport Services Worldwide (Germany)       21,310           1,713
Hamburger Hafen Und Logistik AG (Germany)                       17,970             781
Koninklijke Vopak N.V. (Netherlands)                            32,760           1,605
Transurban Group (Australia)                                   379,180           2,127
Vinci SA (France)                                               15,830           1,014
                                                                                ------
                                                                                12,983
                                                                                ------
TELECOMMUNICATION SERVICES-26.3%
American Tower Corp. Class A (United States)(2)                 31,840           1,665
AT&T, Inc. (United States)                                     110,240           3,463
Crown Castle International Corp. (United States)(2)             33,680           1,374
France Telecom SA Sponsored ADR (France)                        31,100             662
Frontier Communications Corp. (United States)                   83,900             677
Koninklijke KPN N.V. (Netherlands)                              54,650             795
Nippon Telegraph & Telephone Corp. ADR (Japan)                  30,280             732
Singapore Telecommunications Ltd. (Singapore)                  497,400           1,280
Telefonica S.A. Sponsored ADR (Spain)                           60,020           1,470
TELUS Corp. (Canada)                                            26,820           1,476
Verizon Communications, Inc. (United States)                    41,740           1,554
Vodafone Group plc Sponsored ADR (United Kingdom)              123,770           3,307
Windstream Corp. (United States)                                85,640           1,110
                                                                                ------
                                                                                19,565
                                                                                ------
UTILITIES-26.9%
Allete, Inc. (United States)                                    12,600             517
CenterPoint Energy, Inc. (United States)                        45,570             882
Centrica plc (United Kingdom)                                  127,320             661
CMS Energy Corp. (United States)                                42,650             840
Dominion Resources, Inc. (United States)                        23,800           1,149
DTE Energy Co. (United States)                                  12,440             622
E.ON AG (Germany)                                               20,280             576
Enel S.p.A. (Italy)                                            186,500           1,218
FirstEnergy Corp. (United States)                               16,020             707
ITC Holdings Corp. (United States)                              14,710           1,056
National Grid plc (United Kingdom)                              87,750             862
NextEra Energy, Inc. (United States)                            20,140           1,157
Northeast Utilities (United States)                             19,210             676
Northwest Natural Gas Co. (United States)                       14,070             635
NV Energy, Inc. (United States)                                 47,880             735
ONEOK, Inc. (United States)                                     12,310             911
Public Service Enterprise Group, Inc. (United States)           27,170             887
Questar Corp. (United States)                                   23,050             408
Sempra Energy (United States)                                   22,010           1,164
SevernTrent plc (United Kingdom)                                35,475             838
Southern Co. (The) (United States)                              23,550             951
United Utilities Group plc (United Kingdom)                     71,610             688
Wisconsin Energy Corp. (United States)                          34,120           1,070
Xcel Energy, Inc. (United States)                               32,550             791
                                                                              --------
                                                                                20,001
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $56,922)                                                       70,385
--------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-94.6%
(IDENTIFIED COST $56,922)                                                       70,385
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-2.5%
MONEY MARKET MUTUAL FUNDS-2.5%
Dreyfus Cash Management Fund - Institutional
Shares (seven-day effective yield 0.100%)                    1,880,655           1,881
--------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,881)                                                         1,881
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS-97.1%
(IDENTIFIED COST $58,803)                                                       72,266(1)
Other assets and liabilities, net-2.9%                                           2,172
                                                                              --------
NET ASSETS-100.0%                                                             $ 74,438
                                                                              ========

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

ABBREVIATIONS:

ADR     American Depositary Receipt

FOOTNOTE LEGEND:

----------
(1)  Federal Income Tax Information : For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS +
--------------------------------------------------
United States                                  48%
Canada                                         14
United Kingdom                                  9
Spain                                           6
Italy                                           5
Germany                                         4
Netherlands                                     3
Other                                          11
--------------------------------------------------
Total                                         100%
--------------------------------------------------

----------
+  % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                              TOTAL VALUE AT       LEVEL 1
                              JUNE 30, 2011     QUOTED PRICES
--------------------------------------------------------------
Equity Securities:
  Common Stocks             $        70,385     $      70,385
  Short-Term Investments              1,881             1,881
--------------------------------------------------------------
Total Investments           $        72,266     $      72,266
--------------------------------------------------------------

There are no Level 2 (Significant observable inputs) and Level 3 (Significant unobservable inputs) priced securities.

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                              SHARES           VALUE
                                                             ---------        -------

PREFERRED STOCK-0.9%
CONSUMER STAPLES-0.9%
Companhia de Bebidas das Americas (Brazil)                      16,700        $   547
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $460)                                                            547
-------------------------------------------------------------------------------------
COMMON STOCKS-98.6%
CONSUMER DISCRETIONARY-8.9%
Comcast Corp. Special Class A (United States)                   57,300          1,388
Domino's Pizza plc (United Kingdom)                            141,759            919
John Wiley & Sons, Inc. Class A (United States)                 13,195            686
McDonald's Corp. (United States)                                31,244          2,635
Norstar Founders Group Ltd. (Cayman Islands)(2)(3)(6)          272,000              0
                                                                               -------
                                                                                5,628
                                                                               -------
CONSUMER STAPLES-39.8%
Altria Group, Inc. (United States)                              36,290            958
Anheuser-InBev N.V. (Belgium)                                   19,400          1,125
British American Tobacco (United Kingdom)                       98,684          4,325
Coca-Cola Amatil Ltd. (Australia)                               77,783            953
Coca-Cola Co. (The) (United States)                             40,667          2,736
Imperial Tobacco Group plc (United Kingdom)                     52,365          1,741
ITC Ltd. (India)                                               242,685          1,102
L'Oreal S.A. (France)                                            6,100            792
Nestle India Ltd. (India)                                       11,890          1,093
Nestle S.A. Registered Shares (Switzerland)                     40,423          2,512
Philip Morris International, Inc. (United States)               52,295          3,492
Reckitt Benckiser Group plc (United Kingdom)                    11,479            634
Tesco plc (United Kingdom)                                     207,541          1,339
Wal-Mart Stores, Inc. (United States)                           21,274          1,131
Woolworths Ltd. (Australia)                                     35,240          1,049
                                                                              -------
                                                                               24,982
                                                                              -------
ENERGY-5.9%
Canadian Natural Resources Ltd. (Canada)                        42,425          1,778
Core Laboratories N.V. (Netherlands)(4)                         10,225          1,141
Royal Dutch Shell plc A Shares (United Kingdom)(4)              21,560            765
                                                                              -------
                                                                                3,684
                                                                              -------
FINANCIALS-14.2%
CETIP SA - Balcao Organizado de Ativos e
Derivativos (Brazil)                                            56,192            867
CETIP SA - Balcao Organizado de Ativos e
Derivativos Receipts (Brazil)(2)                                   421              6
CME Group, Inc. (United States)                                  2,800            817
Housing Development Finance Corp. (India)                      127,306          2,011
Housing Development Finance Corp. Bank Ltd. (India)             41,974          2,362
Housing Development Finance Corp. Bank Ltd. ADR (India)          4,025            710
IntercontinentalExchange, Inc. (United States)(2)                5,200            649
Standard Chartered plc (United Kingdom)                         56,956          1,497
                                                                              -------
                                                                                8,919
                                                                              -------
HEALTH CARE-7.2%
Abbott Laboratories (United States)                             20,672          1,088
Becton, Dickinson & Co. (United States)                         12,485          1,076
BioMerieux (France)                                              4,410            512
Covidien plc (Ireland)                                          22,835          1,215
Novo Nordisk A/S Class B (Denmark)                               4,918            617
                                                                              -------
                                                                                4,508
                                                                              -------
INDUSTRIALS-3.9%
Bharat Heavy Electricals Ltd. (India)(2)                         9,225            423
Bureau Veritas SA (France)                                      12,450          1,052
Canadian National Railway Co. (Canada)                          12,525          1,002
                                                                              -------
                                                                                2,477
                                                                              -------
INFORMATION TECHNOLOGY-17.7%
Accenture plc Class A (Ireland)                                 12,100            731
Apple, Inc. (United States)(2)                                   3,600          1,208
Baidu.com, Inc. Sponsored ADR (China)(2)                         4,580            642
Cognizant Technology Solutions Corp. Class A
(United States)(2)                                              24,582          1,803
Google, Inc. Class A (United States)(2)                          3,528          1,787
Intel Corp. (United States)                                     44,500            986
International Business Machines Corp. (United States)            5,100            875
MasterCard, Inc. Class A (United States)                         5,685          1,713
Visa, Inc. Class A (United States)                              16,251          1,369
                                                                              -------
                                                                               11,114
                                                                              -------
MATERIALS-1.0%
Praxair, Inc. (United States)                                    6,100            661
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $47,798)                                                      61,973
-------------------------------------------------------------------------------------

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                        SHARES       VALUE
                                                       ---------    -------
SUBSCRIPTION RECEIPTS-0.0%
CONSUMER STAPLES-0.0%
Companhia de Bebidas das Americas (Brazil)(2)(7)             70    $     2
--------------------------------------------------------------------------
TOTAL SUBSCRIPTION RECEIPTS
(IDENTIFIED COST $2)                                                     2
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-99.5%
(IDENTIFIED COST $48,260)                                           62,522
--------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-0.6%
MONEY MARKET MUTUAL FUNDS-0.6%
Dreyfus Cash Management Fund - Institutional
Shares (seven-day effective yield 0.100%)               371,360        371
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $371)                                                 371
--------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL-1.8%
Dreyfus Cash Management - Instutitional Shares
(seven-day effective yield 0.100%)(5)                 1,138,681      1,139
--------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $1,139)                                             1,139
--------------------------------------------------------------------------
TOTAL INVESTMENTS-101.9%
(IDENTIFIED COST $49,770)                                           64,032(1)
Other assets and liabilities, net-(1.9)%                            (1,214)
                                                                   -------
NET ASSETS-100.0%                                                  $62,818
                                                                   =======


ABBREVIATIONS:

ADR     American Depositary Receipt

FOOTNOTE LEGEND:

----------
(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  Illiquid security.

(4)  All or a portion of security is on loan.

(5) Represents security purchased with cash collateral received for securities on loan.

(6) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(7) Subscription receipts were issued upon the expiration of rights in order to guarantee preference right to the preferred shares. The receipt shares were exercised for preferred shares on July 20, 2011.

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS +
--------------------------------------------------
United States                                  45%
United Kingdom                                 17
India                                          12
Canada                                          4
France                                          4
Switzerland                                     4
Australia                                       3
Other                                          11
--------------------------------------------------
Total                                         100%
--------------------------------------------------

----------
+  % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):


                                     TOTAL VALUE AT           LEVEL 1          LEVEL 3 SIGNIFICANT
                                      JUNE 30, 2011        QUOTED PRICES       UNOBSERVABLE INPUTS
----------------------------------------------------------------------------------------------------
Equity Securities:
   Preferred Stock                           547                  547                             -
   Common Stocks                          61,973               61,973                             0*
   Subscription Receipts                       2                    2                             -
   Short-term Investments                    371                  371                             -
   Securities Lending Collateral           1,139                1,139                             -
----------------------------------------------------------------------------------------------------
Total Investments                    $    64,032            $  64,032       $                     0*
----------------------------------------------------------------------------------------------------

There are no Level 2 (Significant observable inputs) priced securities.

----------
* Level 3 Common Stock valued at zero at the beginning and the end of the period.

                    VIRTUS GLOBAL PREMIUM ALPHASECTORSM FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                          SHARES        VALUE
                                                          -------     ----------

EXCHANGE-TRADED FUNDS-97.4%
Consumer Discretionary Select Sector SPDR Fund            15,880      $      639
Consumer Staples Select Sector SPDR Fund                  20,320             635
Energy Select Sector SPDR Fund                             8,460             637
Financial Select Sector SPDR Fund                         40,420             620
Health Care Select Sector SPDR Fund                       17,720             629
Industrial Select Sector SPDR Fund                        16,880             629
iShares MSCI EAFE(R) Index Fund                           34,760           2,090
iShares MSCI Emerging Markets Index Fund                  42,320           2,014
Materials Select Sector SPDR Fund                         15,295             602
Technology Select Sector SPDR Fund                        23,670             608
Utilities Select Sector SPDR Fund                         19,020             637
--------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $9,591)                                                   9,740
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-97.4%
(IDENTIFIED COST $9,591)                                                   9,740
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-1.0%
MONEY MARKET MUTUAL FUNDS-1.0%
Dreyfus Cash Management Fund - Institutional Shares
(seven-day effective yield 0.100%)                        94,781              95
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $95)                                                         95
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-98.4%
(IDENTIFIED COST $9,686)                                                   9,835(1)
Other assets and liabilities, net-1.6%                                       156
                                                                      ----------
NET ASSETS-100.0%                                                     $    9,991
                                                                      ==========


ABBREVIATIONS:

SPDR S&P Depositary Receipt

FOOTNOTE LEGEND:

----------
(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                     TOTAL VALUE AT         LEVEL 1
                                     JUNE 30, 2011       QUOTED PRICES
----------------------------------------------------------------------
Equity Securities:
  Exchange-Traded Funds             $         9,740      $       9,740
  Short-Term Investments                         95                 95
----------------------------------------------------------------------
Total Investments                   $         9,835      $       9,835
----------------------------------------------------------------------

There are no Level 2 (Significant observable inputs) and Level 3 (Significant unobservable inputs) priced securities.

                   VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                               SHARES         VALUE
                                                              --------        ------

COMMON STOCKS--97.9%
AUSTRALIA--9.2%
BGP Holdings plc(2)(3)(4)                                       13,566          $  0
CFS Retail Property Trust                                       21,200            41
Dexus Property Group                                            85,140            80
Goodman Group                                                  138,800           105
GPT Group                                                        3,700            13
Investa Office Fund                                             36,608            25
Westfield Group                                                 24,750           230
Westfield Retail Trust                                          47,150           137
                                                                              ------
                                                                                 631
                                                                              ------
CANADA--5.3%
Allied Properties Real Estate Investment Trust                     610            15
Boardwalk Real Estate Investment Trust                             267            13
Brookfield Properties Corp.                                      5,270           102
Canadian Real Estate Investment Trust                            1,675            58
Cominar Real Estate Investment Trust                             1,245            29
First Capital Realty, Inc.                                       2,595            44
RioCan Real Estate Investment Trust                              3,862           104
                                                                              ------
                                                                                 365
                                                                              ------
FRANCE--6.1%
Fonciere Des Regions                                               344            36
Klepierre                                                        2,285            94
Societe Immobiliere de Location Pour                               305            44
L'industrie Et Le Commerce
Unibail-Rodamco                                                  1,053           244
                                                                              ------
                                                                                 418
                                                                              ------
HONG KONG--4.2%
Champion Reit                                                   69,418            39
Hongkong Land Holdings Ltd.                                     19,900           142
Link  (The)                                                     31,504           107
                                                                              ------
                                                                                 288
                                                                              ------
ITALY--0.2%
Beni Stabili SpA                                                14,078            14
                                                                              ------
JAPAN--3.0%
AEON Mall Co., Ltd.                                              3,470            84
Japan Prime Realty Investment Corp.                                 10            26
Japan Real Estate Investment Corp.                                   5            49
Nippon Building Fund, Inc.                                           5            49
                                                                              ------
                                                                                 208
                                                                              ------
NETHERLANDS--1.8%
Corio N.V.                                                       1,341            89
Eurocommercial Properties N.V.                                     715            35
                                                                              ------
                                                                                 124
                                                                              ------
NORWAY--0.8%
Norwegian Property ASA                                          26,475            56
                                                                              ------
SINGAPORE--4.0%
Ascendas Real Estate Investment Trust                           28,800            48
CapitaCommercial Trust                                          24,000            28
CapitaMall Trust                                                27,450            42
CapitaRetail China Trust                                        30,275            30
Global Logistic Properties Ltd.(2)                              31,500            53
Mapletree Logistics Trust                                       92,545            69
                                                                              ------
                                                                                 270
                                                                              ------
SWEDEN--0.7%
Castellum AB                                                     3,165            47
                                                                              ------
SWITZERLAND--0.6%
PSP Swiss Property AG                                              390            37
                                                                              ------
UNITED KINGDOM--7.5%
Big Yellow Group plc                                            13,825            68
British Land Co. plc                                             9,425            92
Derwent London plc                                                 935            27
Great Portland Estates plc                                       2,221            16
Hammerson plc                                                    8,670            67
Land Securities Group plc                                        9,031           124
Safestore Holdings plc                                          23,926            53
SEGRO plc                                                       13,590            68
                                                                              ------
                                                                                 515
                                                                              ------
UNITED STATES--54.5%
Alexandria Real Estate Equities, Inc.                              631            49
Apartment Investment & Management Co.                            3,100            79
Class A
AvalonBay Communities, Inc.                                      1,305           168
BioMed Realty Trust, Inc.                                        2,855            55
Boston Properties, Inc.                                          1,853           197
BRE Properties, Inc.                                             1,206            60
Camden Property Trust                                            1,050            67
Campus Crest Communities, Inc.                                     784            10
Developers Diversified Realty Corp.                              4,129            58
Digital Realty Trust, Inc.                                       1,119            69
Duke Realty Corp.                                                6,420            90

                   VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                               SHARES       VALUE
                                                              --------     -------
UNITED STATES--(CONTINUED)
Equity Lifestyle Properties, Inc.                                973        $   61
Equity Residential                                             4,126           247
Essex Property Trust, Inc.                                       294            40
Extra Space Storage, Inc.                                      5,002           107
General Growth Properties, Inc.                                4,364            73
HCP, Inc.                                                      2,744           101
Health Care REIT, Inc.                                         1,138            60
Host Hotels & Resorts, Inc.                                   10,108           171
Kilroy Realty Corp.                                            3,002           118
Kimco Realty Corp.                                             5,110            95
LaSalle Hotel Properties                                       3,095            81
Macerich Co. (The)                                             2,273           122
Nationwide Health Properties, Inc.                             2,390            99
Prologis, Inc.                                                 4,706           169
Public Storage                                                 1,755           200
Regency Centers Corp.                                          1,370            60
Simon Property Group, Inc.                                     3,636           423
SL Green Realty Corp.                                          1,256           104
Starwood Hotels & Resorts Worldwide, Inc.                        630            35
Taubman Centers, Inc.                                          1,230            73
UDR, Inc.                                                      2,584            63
Ventas, Inc.                                                   1,478            78
Vornado Realty Trust                                           2,135           199
Weingarten Realty Investors                                    2,370            60
                                                                            ------
                                                                             3,741
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                          6,714
(IDENTIFIED COST $5,251)
----------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%                                           6,714
(IDENTIFIED COST $5,251)
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.9%

MONEY MARKET MUTUAL FUNDS--1.9%
Dreyfus Cash Management Fund - Institutional
Shares (seven-day effective yield 0.100%)                    131,019           131
                                                                          --------
----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                                   131
(IDENTIFIED COST $131)
----------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.8%                                                     6,845(1)
(IDENTIFIED COST $5,382)
Other assets and liabilities, net--0.2%                                         17
                                                                          --------
NET ASSETS--100.0%                                                        $  6,862
                                                                          ========

ABBREVIATIONS:

REIT Real Estate Investment Trust

FOOTNOTE LEGEND:

----------
(1)  Federal Income Tax Information : For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  Illiquid security.

(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

                   VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS +
----------------------------------------------------------------------------------
United States                                                                   57%
Australia                                                                        9
United Kingdom                                                                   8
France                                                                           6
Canada                                                                           5
Hong Kong                                                                        4
Singapore                                                                        4
Other                                                                            7
----------------------------------------------------------------------------------
Total                                                                          100%
----------------------------------------------------------------------------------

----------
+  % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011

(See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                                  LEVEL 3
                                                                                                SIGNIFICANT
                                            TOTAL VALUE AT                LEVEL 1              UNOBSERVABLE
                                            JUNE 30, 2011              QUOTED PRICES              INPUTS
                                          ------------------         -----------------       -----------------
Equity Securities:
  Common Stocks                           $            6,714         $           6,714       $              0*
  Short-Term Investments                                 131                       131                      --
                                          ------------------         -----------------       -----------------
Total Investments                         $            6,845         $           6,845       $              0*
                                          ------------------         -----------------       -----------------

There are no Level 2 (Significant observable inputs) priced securities.

----------
* Level 3 Common Stock valued at zero at the beginning and the end of the period.

                VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                               SHARES           VALUE
                                                              -------         -------

COMMON STOCKS-94.3%
CONSUMER DISCRETIONARY-10.9%
BEC World plc (Thailand)                                       52,600            $ 59
Billabong International Ltd. (Australia)                        5,667              37
Cox & Kings India Ltd. (India)                                 13,000              53
Genting Malaysia Bhd (Malaysia)                               102,000             122
Hero Honda Motors Ltd. (India)(2)                               3,100             130
Jollibee Foods Corp. (Philippines)                             10,700              22
Jubilant Foodworks Ltd. (India)(2)                              3,200              68
Kangwon Land, Inc. (South Korea)                                7,770             208
L'Occitane International SA (Luxembourg)                       47,000             126
Parkson Retail Group Ltd. (China)                              76,700             112
Super Retail Group Ltd. (Australia)                            18,285             137
Wynn Macau Ltd. (Hong Kong)                                    53,498             174
                                                                              -------
                                                                                1,248
                                                                              -------
CONSUMER STAPLES-35.2%
AmorePacific Corp. (South Korea)                                  215             239
British American Tobacco (Bangladesh)                          10,300              88
British American Tobacco (Malaysia)                             4,700              73
Ceylon Tobacco Co., plc (Sri Lanka)                            27,300              88
Coca-Cola Amatil Ltd. (Australia)                              18,427             226
Colgate Palmolive India Ltd. (India)                            4,600             101
Dabur India Ltd. (India)                                       49,353             126
Dairy Farm International Holdings Ltd. (Hong Kong)             15,500             127
Gudang Garam Tbk PT (Indonesia)                                33,126             193
Guinness Anchor Bhd (Malaysia)                                 35,135             118
Hengan International Group Co., Ltd. (China)                   15,091             135
ITC Ltd. (India)                                              103,375             469
LG Household & Health Care Ltd. (South Korea)                     445             191
Marico Bangladesh Ltd. (Bangladesh)                            23,000             161
Nestle India Ltd. (India)                                       4,000             368
Nestle Malaysia Bhd (Malaysia)                                  7,500             117
Nestle Pakistan Ltd. (Pakistan)                                 3,114             198
Pakistan Tobacco Co., Ltd. (Pakistan)                         102,316             115
Tsingtao Brewery Co., Ltd. (China)                             43,883             254
Unilever Indonesia Tbk PT (Indonesia)                          78,797             137
Unilever Pakistan Ltd. (Pakistan)                               1,558              95
Want Want China Holdings Ltd. (China)                         122,965             119
Woolworths Ltd. (Australia)                                    10,392             309
                                                                              -------
                                                                                4,047
                                                                              -------
ENERGY-1.9%
CNOOC Ltd. (Hong Kong)                                         38,771              90
PTT Exploration & Production plc (Thailand)                    24,700             133
                                                                              -------
                                                                                  223
                                                                              -------
FINANCIALS-17.0%
Commercial Bank of Ceylon plc (Sri Lanka)                      19,591              44
Delta Brac Housing Finance Corp., Ltd. (Bangladesh)             2,450              78
Housing Development Finance Corp. (India)                      32,245             509
Housing Development Finance Corp. Bank Ltd. (India)             9,811             552
Jammu & Kashmir Bank Ltd. (India)(2)                            4,600              86
Mahindra & Mahindra Financial Services (India)                  4,620              65
Oversea-Chinese Banking Corp., Ltd. (Singapore)                14,800             113
Public Bank Bhd (Malaysia)                                     26,700             118
QBE Insurance Group Ltd. (Australia)                           11,773             218
Shriram Transport Finance Co., Ltd. (India)                     4,574              63
Standard Chartered plc (United Kingdom)                         3,985             103
                                                                              -------
                                                                                1,949
                                                                              -------
HEALTH CARE-5.2%
Glaxosmithkline Pharmaceuticals Ltd (India)                     1,000              53
Kalbe Farma Tbk PT (Indonesia)                                178,200              70
Lupin Ltd. (India)(2)                                           9,100              91
ResMed, Inc. (United States)(2)                                93,891             289
Sun Pharmaceutical Industries Ltd. (India)(2)                   8,500              95
                                                                              -------
                                                                                  598
                                                                              -------
INDUSTRIALS-7.0%
Bharat Electronics Ltd. (India)(2)                              2,771             100
Bharat Heavy Electricals Ltd. (India)(2)                        2,800             128
Jardine Matheson Holdings Ltd. (Hong Kong)                      2,518             144
Jardine Strategic Holdings Ltd. (Bermuda)                       2,706              83
Keells (John) Holdings plc (Sri Lanka)                         45,733              84
Singapore Airport Terminal Servises Ltd. (Singapore)           28,200              60
Taiwan Secom Co., Ltd. (Taiwan)                                50,746              98
UGL Ltd. (Australia)                                            7,500             112
                                                                              -------
                                                                                  809
                                                                              -------
INFORMATION TECHNOLOGY-7.4%
Baidu.com, Inc. Sponsored ADR (China)(2)                        2,585             362
NetEase.Com, Inc. ADR (China)(2)                                3,051             138
NHN Corp. (South Korea)(2)                                        641             113

                VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                              SHARES          VALUE
                                                             -------         -------
INFORMATION TECHNOLOGY-(CONTINUED)
Tata Consultancy Services Ltd. (India)                         4,000            $106
Tencent Holdings Ltd. (China)                                  4,700             128
                                                                             -------
                                                                                 847
                                                                             -------
MATERIALS-4.3%
Asian Paints Ltd. (India)                                      1,800             128
Engro Corp., Ltd. (Pakistan)                                  22,236              42
Fauji Fertilizer Co., Ltd. (Pakistan)                         56,250              98
Semen Gresik (Persero) Tbk PT (Indonesia)                    206,286             231
                                                                             -------
                                                                                 499
                                                                             -------
UTILITIES-5.4%
China Resources Gas Group Ltd. (Bermuda)(3)                   28,798              40
Gujarat Gas Co., Ltd. (India)                                  4,700              41
Power Assets Holdings Ltd. (Hong Kong)                        58,681             444
Power Grid Corp. of India Ltd. (India)(2)                     39,500              97
                                                                             -------
                                                                                 622
------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $8,153)                                                      10,842
------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-94.3%
(IDENTIFIED COST $8,153)                                                      10,842
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-1.0%
MONEY MARKET MUTUAL FUNDS-1.0%
Dreyfus Cash Management Fund - Institutional Shares
(seven-day effective yield 0.100%)                           119,681             120
                                                                             -------
------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $120)                                                           120
------------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL-0.4%
Dreyfus Cash Management - Institutional Shares
(seven-day effective yield 0.100%)(4)                         42,765              43
------------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $43)                                                             43
------------------------------------------------------------------------------------
TOTAL INVESTMENTS-95.7%                                                       11,005(1)
(IDENTIFIED COST $8,316)
Other assets and liabilities, net-4.3%                                           491
                                                                             -------
NET ASSETS-100.0%                                                            $11,496
                                                                             =======

ABBREVIATIONS:
ADR American Depositary Receipt

FOOTNOTE LEGEND:

----------
(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

                VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS +
------------------------------------------------------------------------------------
India                                                                             31%
China                                                                             11
Australia                                                                          9
Hong Kong                                                                          9
South Korea                                                                        7
Indonesia                                                                          6
Malaysia                                                                           5
Other                                                                             22
------------------------------------------------------------------------------------
Total                                                                            100%
------------------------------------------------------------------------------------

----------
+   % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                  TOTAL VALUE AT               LEVEL 1
                                                   JUNE 30, 2011            QUOTED PRICES
                                                  --------------           ---------------
Equity Securities:
  Common Stocks                                   $       10,842           $      10,842
  Short-Term Investments                                     120                     120
  Securities Lending Collateral                               43                      43
                                                  --------------           -------------
Total Investments                                 $       11,005           $      11,005
                                                  --------------           -------------

There are no Level 2 (Significant observable inputs) and Level 3 (Significant unobservable inputs) priced securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                              Common
INVESTMENTS IN SECURITIES                          TOTAL      Stocks
                                                  ------     -------

BALANCE AS OF SEPTEMBER 30, 2010:                 $  254     $   254

Accrued Discount/(Premium)                             -           -

Realized Gain (Loss)                                   -           -

Change in Unrealized Appreciation (Depreciation)       7           7

Net Purchases/(Sales)                                  -           -
Transfers In and/or Out of Level 3 (a)              (261)       (261)
                                                  ------     -------
BALANCE AS OF JUNE 30, 2011                       $    -     $     -
                                                  ======     =======

---------
(a) "Transfers in and/or out" represent the ending value as of June 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                             SHARES      VALUE
                                                             -------     -------
COMMON STOCKS-97.1%

CONSUMER DISCRETIONARY-10.5%
Domino's Pizza plc (United Kingdom)                          28,451      $   184
Fielmann AG (Germany)                                           536           60
Luxottica Group S.p.A (Italy)                                 2,375           76
LVMH Moet Hennessy Louis Vuitton S.A. (France)                  350           63
Paddy Power plc (Ireland)                                     1,667           91
Pearson plc (United Kingdom)                                  6,450          122
                                                                         -------
                                                                             596
                                                                         -------
CONSUMER STAPLES-37.3%
Anheuser-InBev N.V. (Belgium)                                 2,916          169
British American Tobacco plc (United Kingdom)                 6,144          269
Colruyt SA (Belgium)                                          1,760           88
Diageo plc (United Kingdom)                                   7,563          155
Groupe Danone S.A. (France)                                     948           71
Imperial Tobacco Group plc (United Kingdom)                   3,973          132
L'Oreal SA (France)                                             500           65
Lindt & Spruengli AG (Switzerland)                               11           34
Nestle S.A. Registered Shares (Switzerland)                   4,059          252
Pernod-Ricard SA (France)(3)                                    660           65
Philip Morris International, Inc. (United States)             3,819          255
Reckitt Benckiser Group plc (United Kingdom)                  2,324          128
SABMiller plc (United Kingdom)                                3,296          120
Tesco plc (United Kingdom)                                   21,946          142
Unilever N.V. (Netherlands)                                   5,235          172
                                                                         -------
                                                                           2,117
                                                                         -------
ENERGY-6.1%
BG Group plc (United Kingdom)                                 2,917           66
Core Laboratories N.V. (Netherlands)(3)                       1,093          122
Royal Dutch Shell plc A Shares (United Kingdom)(3)            2,477           88
Total SA (France)                                             1,193           69
                                                                         -------
                                                                             345
                                                                         -------
FINANCIALS-10.5%
Admiral Group plc (United Kingdom)                            2,202           59
Amlin plc (United Kingdom)                                   13,319           87
Deutsche Boerse AG (Germany)                                  1,216           92
Muenchener Rueckversicherungs-Gesellschaft AG
Registered Shares (Germany)                                     780          119
Reinet Investments SCA (Luxembourg)(2)                        4,450           81
Standard Chartered plc (United Kingdom)                       5,960          156
                                                                         -------
                                                                             594
                                                                         -------
HEALTH CARE-12.1%
BioMerieux (France)                                             796           92
Cie Generale D'optique Essilor International SA (France)      1,441          117
Covidien plc (Ireland)                                        2,830          151
Fresenius Medical Care AG & Co. KGaA (Germany)                1,439          108
Novartis AG Registered Shares (Switzerland)                   1,279           78
Novo Nordisk A/S Class B (Denmark)                            1,139          143
                                                                         -------
                                                                             689
                                                                         -------
INDUSTRIALS-15.2%
Andritz AG (Austria)                                          1,246          128
Bunzl plc (United Kingdom)                                    5,818           73
Bureau Veritas SA (France)                                    2,285          193
Capita Group plc (The) (United Kingdom)                       5,347           61
G4S plc (United Kingdom)                                     15,501           70
Indutrade AB (Sweden)                                         2,293           73
Kuehne & Nagel International AG (Switzerland)                   407           62
Prosegur Cia de Seguridad SA (Spain)                          1,505           80
Rational AG (Germany)                                           250           66
Vossloh AG (Germany)                                            425           60
                                                                         -------
                                                                             866
                                                                         -------
INFORMATION TECHNOLOGY-2.2%
Accenture plc Class A (Ireland)                               2,037          123
                                                                         -------

MATERIALS-2.1%
Air Liquide SA (France)                                         833          119
                                                                         -------

UTILITIES-1.1%
Scottish & Southern Energy plc (United Kingdom)               2,851           64
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $4,018)                                                   5,513
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-97.1%
(IDENTIFIED COST $4,018)                                                   5,513
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-2.5%

MONEY MARKET MUTUAL FUNDS-2.5%
Dreyfus Cash Management Fund - Institutional Shares
(seven-day effective yield 0.100%)                          138,935          139
                                                                         -------

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                             SHARES      VALUE
                                                             -------     -------
TOTAL SHORT-TERM INVESTMENTS                                                 139
(IDENTIFIED COST $139)
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL-3.4%
Dreyfus Cash Management - Institutional Shares
(seven-day effective yield 0.100%)(4)                        190,018    $    190
--------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL                                          190
(IDENTIFIED COST $190)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS-103.0%                                                   5,842(1)
(IDENTIFIED COST $4,347)

Other assets and liabilities, net-(3.0)%                                   (172)
                                                                         -------
NET ASSETS-100.0%                                                       $  5,670
                                                                         =======

FOOTNOTE LEGEND:

----------
(1)  Federal Income Tax Information : For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS +
--------------------------------------------------------------------------------
United Kingdom                                                                34%
France                                                                        15
Germany                                                                        9
Switzerland                                                                    7
United States                                                                  7
Ireland                                                                        6
Netherlands                                                                    5
Other                                                                         17
--------------------------------------------------------------------------------
Total                                                                        100%
--------------------------------------------------------------------------------

----------
+   % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011

(See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                   TOTAL VALUE AT              LEVEL 1
                                                    JUNE 30, 2011           QUOTED PRICES
                                                   ---------------          -------------
Equity Securities:
  Common Stocks                                    $         5,513          $       5,513
  Short-Term Investments                                       139                    139
  Securities Lending Collateral                                190                    190
                                                   --------------           -------------
Total Investments                                  $         5,842          $       5,842
                                                   --------------           -------------

There are no Level 2 (Significant observable inputs) and Level 3 (Significant unobservable inputs) priced securities.

                             VIRTUS HIGH YIELD FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                       PAR VALUE       VALUE
                                                                      -----------     -------
CORPORATE BONDS AND NOTES--91.3%
CONSUMER DISCRETIONARY--25.5%
Affinion Group, Inc. 11.500%, 10/15/15                                 $    1,525      $1,582
AMC Entertainment Holdings, Inc. 144A 9.750%,
12/1/20 (3)                                                                   750         771
American Standard Americas 144A 10.750%,
1/15/16 (3)                                                                   495         478
Ameristar Casinos, Inc. 144A 7.500%, 4/15/21 (3)                              250         259
AutoNation, Inc. 6.750%, 4/15/18                                              105         110
Bon-Ton Department Stores, Inc. (The) 10.250%,
3/15/14(9)                                                                    800         804
Brown Shoe Co., Inc. 144A 7.125%, 5/15/19 (3)                                 975         936
Cablevision Systems Corp. 144A 8.000%,
 4/15/20 (3)                                                                  430         463
Caesar's Entertainment Operating Co., Inc.
10.000%, 12/15/18                                                             645         585
CCO Holdings LLC / CCO Holdings Capital Corp.
6.500%, 4/30/21                                                               285         283
Cengage Learning Acquisitions, Inc. 144A
13.250%, 7/15/15 (3)(4)                                                     1,020         923
Cequel Communications Holdings I LLC / Cequel
Capital Corp. 144A 8.625%, 11/15/17 (3)                                     1,105       1,155
Cinemark USA, Inc. 8.625%, 6/15/19                                            670         737
CSC Holdings LLC 8.625%, 2/15/19                                            1,025       1,161
Dana Holding Corp. 6.750%, 2/15/21                                            730         724
DineEquity, Inc. 144A 9.500%, 10/30/18 (3)                                    245         267
Hanesbrands, Inc. 6.375%, 12/15/20                                          1,000         975
Host Hotels & Resorts LP 6.000%, 11/1/20                                      835         841
Intelsat Jackson Holdings SA 144A 7.250%,
10/15/20 (3)                                                                  980         975
Jarden Corp. 7.500%, 5/1/17                                                   415         433
Lamar Media Corp. Series C 6.625%, 8/15/15                                    125         127
Landry's Holdings, Inc. 144A 11.500%, 6/1/14 (3)(9)                           980         982
Levi Strauss & Co. 8.875%, 4/1/16                                             740         771
Peninsula Gaming LLC / Peninsula Gaming Corp.
10.750%, 8/15/17                                                              920       1,010
Rent-A-Center, Inc. 6.625%, 11/15/20                                        1,000       1,000
RSC Equipment Rental, Inc. / RSC Holdings III
LLC 8.250%, 2/1/21                                                            500         500
Scientific Games International, Inc. 9.250%,
6/15/19                                                                       965       1,046
Seminole Indian Tribe of Florida 144A 7.750%,
10/1/17 (3)                                                                   250         260
Service Corp. International 8.000%, 11/15/21                                  305         332
Sirius XM Satellite Radio, Inc. 144A 7.625%,
11/1/18 (3)                                                                   920         966
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC /
Spirit Halloween Superstores 144A 11.000%,
5/1/17 (3)                                                                    375         384
UCI International, Inc. 8.625%, 2/15/19                                       500         517
United Artists Theatre Circuit, Inc.
Series 95-A 9.300%, 7/1/15(5)(7)                                              239         231
Series BD-1 9.300%, 7/1/15(5)(7)                                              258         249
Series AW-0 9.300%, 7/1/15(5)(7)                                                1           1
Series BE-9 9.300%, 7/1/15(5)(7)                                                9           9
Unitymedia Hessen GmbH & Co. KG / Unitymedia
NRW GmbH 144A 8.125%, 12/1/17 (3)                                             720         769
Valassis Communications, Inc. 144A 6.625%,
2/1/21 (3)                                                                    965         960
Visteon Corp. 144A 6.750%, 4/15/19 (3)                                        250         243
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp. 7.750%, 8/15/20                                                         500         546
                                                                                    ---------
                                                                                       25,365
                                                                                    ---------

CONSUMER STAPLES--5.1%
Ingles Markets, Inc. 8.875%, 5/15/17                                          500         537
American Rock Salt Co. LLC 144A 8.250%,
 5/1/18 (3)                                                                   250         252
B&G Foods, Inc. 7.625%, 1/15/18                                               300         317
Beverages & More, Inc. 144A 9.625%, 10/1/14 (3)(9)                            995       1,060
Dole Food Co., Inc. 144A 8.000%, 10/1/16 (3)                                  335         353
Michael Foods, Inc. 144A 9.750%, 7/15/18 (3)                                  490         527
Pantry, Inc. (The) 7.750%, 2/15/14(9)                                         900         902
Rite Aid Corp. 6.875%, 8/15/13(9)                                             480         469
Tops Holding Corp. / Tops Markets LLC 10.125%, 10/15/15                       590         629
                                                                                    ---------
                                                                                        5,046
                                                                                    ---------

ENERGY--9.3%
Aquilex Holdings LLC / Aquilex Finance Corp.
11.125%, 12/15/16                                                             700         684
Clayton Williams Energy, Inc. 144A 7.750%,
4/1/19 (3)                                                                    310         305
Comstock Resources, Inc. 7.750%, 4/1/19                                       850         857
Concho Resources, Inc. 6.500%, 1/15/22                                        830         833

                             VIRTUS HIGH YIELD FUND
                            SCHEDULE OF INVESTMENTS(CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                           PAR VALUE     VALUE
                                                          ----------    ------
ENERGY--(CONTINUED)
Copano Energy LLC / Copano Energy Finance
 Corp. 7.125%, 4/1/21                                      $      425   $   421
Crosstex Energy LP / Crosstex Energy Finance
 Corp. 8.875%, 2/15/18                                            335       358
EXCO Resources, Inc. 7.500%, 9/15/18                            1,000       977
Ferrellgas Partners LP / Ferrellgas Partners Finance
 Corp. 8.625%, 6/15/20                                            218       231
Inergy LP / Inergy Finance Corp. 144A 6.875%, 8/1/21 (3)          535       536
Linn Energy LLC / Linn Energy Finance Corp.
 144A 6.500%, 5/15/19(3)                                          250       248
 144A 7.750%, 2/1/21(3)                                           490       512
OGX Petroleo e Gas Participacoes
 SA 144A 8.500%, 6/1/18 (3)                                       635       656
Plains Exploration & Production
 Co. 7.000%, 3/15/17                                              700       725
Precision Drilling Corp. 6.625%, 11/15/20                         500       508
Sandridge Energy, Inc. 8.750%, 1/15/20(9)                         840       899
SESI LLC 144A 6.375%, 5/1/19 (3)                                  500       496
                                                                        -------
                                                                          9,246
                                                                        -------

FINANCIALS--10.0%
Ally Financial, Inc. 0.000%, 6/15/15                            2,000     1,515
Aviv Healthcare Properties LP / Aviv Healthcare
 Capital Corp. 144A 7.750%, 2/15/19 (3)                           210       216
CIT Group, Inc. 7.000%, 5/1/17                                  1,225     1,223
CNL Income Properties, Inc. 144A 7.250%, 4/15/19 (3)              500       455
Developers Diversified Realty Corp. 7.875%, 9/1/20                195       224
E*Trade Financial Corp.
 7.875%, 12/1/15                                                  350       353
 6.750%, 6/1/16                                                   430       424
Felcor Lodging LP 144A 6.750%, 6/1/19 (3)                         830       801
Ford Motor Credit Co. LLC 5.000%, 5/15/18                       1,380     1,379
Icahn Enterprises LP / Icahn Enterprises
 Finance Corp. 8.000%, 1/15/18                                  1,200     1,224
International Lease Finance Corp.
 8.750%, 3/15/17                                                  715       784
 6.250%, 5/15/19                                                  165       161
 8.250%, 12/15/20                                                 265       287
Oppenheimer Holdings, Inc. 144A 8.750%, 4/15/18 (3)               250       261
Regions Financial Corp. 5.750%, 6/15/15                           545       537
Ventas Realty LP / Ventas Capital Corp.
 Series 1 6.500%, 6/1/16                                          155       160
                                                                        -------
                                                                         10,004
                                                                        -------

HEALTH CARE--5.1%
Biomet, Inc. 11.625%, 10/15/17                                  1,040     1,157
Community Health Systems, Inc. 8.875%, 7/15/15                  1,180     1,218
 Davita, Inc.
 6.375%, 11/1/18                                                  195       198
 6.625%, 11/1/20                                                  615       629
Giant Funding Corp. 144A 8.250%, 2/1/18 (3)                       500       524
HCA, Inc. 8.500%, 4/15/19                                         285       316
Omnicare, Inc. 6.125%, 6/1/13                                     155       156
Valeant Pharmaceuticals International,
 Inc. 144A 7.250%, 7/15/22 (3)                                    905       883
                                                                        -------
                                                                          5,081
                                                                        -------

INDUSTRIALS--6.1%
Allison Transmission, Inc. 144A 7.125%, 5/15/19 (3)               975       953
 ARAMARK Corp.
 8.500%, 2/1/15                                                   265       277
 8.625%, 5/1/16(3)                                                250       256
B-Corp Merger Sub, Inc. 144A 8.250%, 6/1/19 (3)                   250       249
Briggs & Stratton Corp. 6.875%, 12/15/20                          155       165
Cenveo Corp. 7.875%, 12/1/13(9)                                 1,085     1,047
Dycom Investments, Inc. 144A 7.125%, 1/15/21 (3)                1,000     1,025
DynCorp International, Inc. 144A 10.375%,
 7/1/17 (3)                                                        95        98
GeoEye, Inc. 8.625%, 10/1/16                                      205       217
Gibraltar Industries, Inc. Series B 8.000%, 12/1/15               990     1,001
L-3 Communications Corp. Series B, 6.375%, 10/15/15                80        82
Valmont Industries, Inc. 6.625%, 4/20/20                          635       696
                                                                        -------
                                                                          6,066
                                                                        -------

INFORMATION TECHNOLOGY--6.0%
CommScope, Inc. 144A 8.250%, 1/15/19 (3)                          500       517
CoreLogic, Inc. 144A 7.250%, 6/1/21 (3)                           500       490
Digicel Ltd. 144A 8.250%, 9/1/17 (3)                              825       860
EarthLink, Inc. 144A 8.875%, 5/15/19 (3)                          770       703
First Data Corp. 11.250%, 3/31/16(9)                              855       846
Lender Processing Services, Inc. 8.125%, 7/1/16                 1,370     1,343
Seagate HDD Cayman 144A 7.000%, 11/1/21 (3)                       500       502

                             VIRTUS HIGH YIELD FUND
                            SCHEDULE OF INVESTMENTS(CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                               PAR VALUE       VALUE
                                                                              -----------     -------
INFORMATION TECHNOLOGY--(CONTINUED)
Sensata Technologies, Inc. 144A 6.500%, 5/15/19(3)                            $       250     $   251
SunGard Data Systems, Inc. 10.250%, 8/15/15                                           475         493
                                                                                              -------
                                                                                                6,005
                                                                                              -------

MATERIALS--7.9%
AEP Industries, Inc. 144A 8.250%, 4/15/19 (3)                                         250         252
Ball Corp. 6.750%, 9/15/20                                                            435         464
Boise Paper Holdings LLC / Boise Finance
Co. 8.000%, 4/1/20                                                                  1,020       1,076
Building Materials Corp. of America 144A 6.750%, 5/1/21 (3)                           250         252
Cascades, Inc. 7.875%, 1/15/20                                                        880         921
Celanese US Holdings LLC 6.625%, 10/15/18                                             500         530
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/1/17                                   615         673
Huntsman International LLC
 8.625%, 3/15/20(9)                                                                   490         537
 8.625%, 3/15/21                                                                      490         535
Polypore International, Inc. 7.500%, 11/15/17                                         500         531
Reynolds Group Holdings, Inc. / Reynolds Group
 Issuer LLC 144A 8.250%, 2/15/21 (3)                                                  825         775
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21 (3)                                    200         195
Solutia, Inc. 7.875%, 3/15/20                                                         920         989
Taseko Mines Ltd. 7.750%, 4/15/19                                                     165         167
                                                                                              -------
                                                                                                7,897
                                                                                              -------

TELECOMMUNICATION SERVICES--12.7%
Clearwire Communications LLC / Clearwire Finance,
 Inc. 144A 12.000%, 12/1/17 (3)(9)                                                    885         929
Crown Castle International Corp. 7.125%, 11/1/19                                      555         587
Echostar Holding Corp. / Echostar Corp. 144A 7.625%, 6/15/21 (3)                      250         256
Frontier Communications Corp. 8.125%, 10/1/18                                         585         638
GCI, Inc. 8.625%, 11/15/19                                                          1,265       1,392
Goodman Networks, Inc. 144A 12.125%, 7/1/18 (3)                                       900         897
ITC DeltaCom, Inc. 10.500%, 4/1/16                                                    845         887
MetroPCS Wireless, Inc. 6.625%, 11/15/20                                              570         566
NII Capital Corp. 7.625%, 4/1/21                                                    1,000       1,050
PAETEC Holding Corp. 144A 9.875%, 12/1/18 (3)                                       1,020       1,062
Poland Telecom Finance BV Series B 14.000%, 7/1/12 (6)(7)(8)                        4,942          62
Sprint Nextel Corp. 6.000%, 12/1/16                                                   600         602
Telcordia Technologies, Inc. 144A 11.000%, 5/1/18 (3)                               1,025       1,299
Virgin Media Finance plc 8.375%, 10/15/19                                             250         280
West Corp. 144A 7.875%, 1/15/19 (3)                                                 1,000         973
Windstream Corp.
 8.125%, 9/1/18                                                                        95         101
 7.000%, 3/15/19                                                                      750         761
 7.750%, 10/15/20                                                                     250         263
                                                                                              -------
                                                                                               12,605
                                                                                              -------
UTILITIES--3.6%
AmeriGas Partners LP / AmeriGas Finance Corp. 6.500%, 5/20/21                       1,055       1,067
Calpine Corp.
 144A 7.875%, 7/31/20(3)                                                              245         257
 144A 7.500%, 2/15/21(3)                                                              490         502
NRG Energy, Inc. 8.250%, 9/1/20                                                       805         825
Texas Competitive Electric Holdings Co. LLC / Texas Competitive
Holdings Finance, Inc. 144A 11.500%, 10/1/20 (3)                                      990         978
                                                                                              -------
                                                                                                3,629
-----------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $92,856)                                                                      90,944
-----------------------------------------------------------------------------------------------------
LOAN AGREEMENTS(4)--3.9%
CONSUMER DISCRETIONARY--0.8%
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc.
 Tranche B, 4.750%, 5/24/17                                                           300         294
Kar Auction Services 3.750%, 5/19/17                                                  250         252
Transtar Industries, Inc. 8.500%, 12/21/17                                            200         203
                                                                                              -------
                                                                                                  749
                                                                                              -------

CONSUMER STAPLES--1.0%
Roundy's Supermarkets, Inc. 8.000%, 4/16/16                                         1,000       1,013
                                                                                              -------

FINANCIALS--0.3%
Springleaf Financial Funding Co. (American General
Finance Corp.) 4.250%, 5/10/17                                                        300         294
                                                                                              -------

INDUSTRIALS--0.9%
Vertrue LLC 5.000%, 8/16/14                                                         1,079         947
                                                                                              -------

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)




                                                                                      PAR VALUE            VALUE
                                                                                     ----------           -------
MATERIALS--0.5%
Rock Tenn Tranche B, 2.750%, 5/28/18                                                  $      500           $  502

TELECOMMUNICATION SERVICES--0.4%
Level 3 Communications, Inc. Tranche
 A, 2.250%, 3/13/14                                                                          400              388
-----------------------------------------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $3,885)                                                                                    3,893
-----------------------------------------------------------------------------------------------------------------

                                                                                        SHARES             VALUE
                                                                                      ----------          -------
PREFERRED STOCK--0.9%
FINANCIALS--0.9%
GMAC Capital Trust I  8.125%                                                              20,800              533
ING Capital Funding Trust III 3.907%(4)                                                  425,000              401
-----------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $904)                                                                                        934
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
INDUSTRIALS--0.0%
ACG Holdings, Inc.(2)(6)(7)                                                                   76                0
-----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $358)                                                                                          0
-----------------------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.1%
(IDENTIFIED COST $98,003)                                                                                  95,771
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--2.5%

MONEY MARKET MUTUAL FUNDS--2.5%
BlackRock Liquidity Funds TempFund Portfolio -
 Institutional Shares (seven-day effective yield 0.085%)                               2,462,923            2,463
-----------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,463)                                                                                    2,463
-----------------------------------------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL--6.6%

BlackRock Institutional Money Market
Trust (seven-day effective yield 0.136%)(10)                                             216,977              217
BlackRock Liquidity Funds TempCash Portfolio -
 Institutional Shares (seven-day effective yield 0.090%)(10)                           6,361,759            6,362
-----------------------------------------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $6,579)                                                                                    6,579
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--105.2%
(IDENTIFIED COST $107,045)                                                                                104,813(1)
Other assets and liabilities, net--(5.2)%                                                                  (5,144)
                                                                                                        ---------
NET ASSETS--100.0%                                                                                     $   99,669
                                                                                                        =========

----------
FOOTNOTE LEGEND:
(1)  Federal Income Tax Information : For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $33,407 or 33.5% of net assets.

(4) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(5)  Illiquid security.

(6) Illiquid and restricted security. At June 30, 2011, these securities amounted to a value of $62 or 0.00 % of net assets. For acquisition information, see Note 2 " Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(7) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(8)  Security in default.

(9)  All or a portion of security is on loan.

(10) Represents security purchased with cash collateral received for securities on loan.

                             VIRTUS HIGH YIELD FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
---------------------------
United States            93%
Bermuda                   1
Brazil                    1
Canada                    1
Germany                   1
Luxembourg                1
New Zealand               1
Other                     1
---------------------------
Total                   100%
---------------------------

---------
+  % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                LEVEL 2        LEVEL 3
                                                                              SIGNIFICANT    SIGNIFICANT
                                     TOTAL VALUE AT          LEVEL 1           OBSERVABLE    UNOBSERVABLE
                                      JUNE 30, 2011       QUOTED PRICES          INPUTS         INPUTS
---------------------------------------------------------------------------------------------------------
Debt Securities:
  Corporate Bonds And Notes          $        90,944      $            -      $     90,392   $        552
  Loan Agreements                              3,893                   -             3,893              -
Equity Securities:
  Preferred Stock                                934                   -               934              -
  Common Stocks                                    0                   -                 -              0*
  Short-Term Investments                       2,463               2,463                 -              -
  Securities Lending Collateral                6,579               6,362               217              -
                                     ---------------      --------------      ------------   ------------
Total Investments                    $       104,813      $        8,825      $     95,436   $        552
                                     ---------------      --------------      ------------   ------------

----------
* Level 3 Common Stock valued at zero at the beginning and the end of the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                  Corporate
INVESTMENTS IN SECURITIES                           TOTAL      Bonds and Notes
                                                   -------    ----------------
BALANCE AS OF SEPTEMBER 30, 2010:                  $ 1,602    $          1,602

Accrued Discount/(Premium)                               2                   2

Realized Gain (Loss)                                     -(c)                -(c)

Change in Unrealized Appreciation (Depreciation)        58                  58

Net Purchases/(Sales) (b)                              (50)                (50)

Transfers In and/or Out of Level 3 (a)              (1,060)             (1,060)
                                                   -------    ----------------

BALANCE AS OF JUNE 30, 2011                        $   552    $            552
                                                   =======    ================

----------
(a) "Transfers in and/or out" represent the ending value as of June 30, 2011 for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)  Includes paydowns on securities.

(c)  Amount is less than $500.

                        VIRTUS INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                             SHARES             VALUE
                                                           ----------          -------
COMMON STOCKS-96.8%
CONSUMER DISCRETIONARY-6.5%
adidas AG (Germany)                                             2,750          $   218
British Sky Broadcasting Group plc
(United Kingdom)                                               16,700              227
Casio Computer Co., Ltd. (Japan)                               33,100              232
Compass Group plc (United Kingdom)                              7,900               76
Reed Elsevier N.V. (Netherlands)                               28,130              378
Sumitomo Rubber Industries Ltd. (Japan)                        15,700              189
Swatch Group AG (The) (Switzerland)                               238              120
                                                                               -------
                                                                                 1,440
                                                                               -------

CONSUMER STAPLES-13.1%
British American Tobacco (United Kingdom)                       5,000              219
Colruyt SA (Belgium)                                            8,740              437
Foster's Group Ltd. (Australia)                                47,000              260
Nestle S.A. Registered Shares (Switzerland)(3)                 11,420              710
President Chain Store Corp. (Taiwan)                           11,000               64
Swedish Match AB (Sweden)                                       6,090              204
Tesco plc (United Kingdom)                                     32,300              208
Treasury Wine Estates Ltd. (Australia)(2)                      17,333               63
Unilever N.V. (Netherlands)                                     9,462              310
Woolworths Ltd. (Australia)                                    14,100              420
                                                                               -------
                                                                                 2,895
                                                                               -------

ENERGY-10.5%
BP plc (United Kingdom)                                        32,300              238
CNOOC Ltd. (Hong Kong)                                        128,000              299
Royal Dutch Shell plc A Shares (United Kingdom)                13,850              491
Royal Dutch Shell plc B Shares (United Kingdom)                 8,600              307
Straits Asia Resources Ltd. (Singapore)                        33,000               80
Total SA (France)                                              10,780              623
Woodside Petroleum Ltd. (Australia)                             6,360              280
                                                                               -------
                                                                                 2,318
                                                                               -------

FINANCIALS-8.3%
Hang Seng Bank Ltd. (Hong Kong)                                24,000              384
Legal & General Group plc (United Kingdom)                    128,800              244
Malayan Banking Bhd (Malaysia)                                 68,566              203
QBE Insurance Group Ltd. (Australia)                           20,650              382
Tokyu REIT, Inc. (Japan)                                           18              120
United Overseas Bank Ltd. (Singapore)                          13,200              212
Zurich Financial Services AG (Switzerland)                      1,100              278
                                                                               -------
                                                                                 1,823
                                                                               -------

HEALTH CARE-11.0%
GlaxoSmithKline plc (United Kingdom)                           14,900              319
Novartis AG Registered Shares (Switzerland)                     9,820              602
Roche Holding AG (Switzerland)                                  3,840              643
Sanofi-Aventis S.A. (France)                                    4,940              397
Teva Pharmaceutical Industries Ltd. (Israel)                    9,737              468
                                                                               -------
                                                                                 2,429
                                                                               -------

INDUSTRIALS-10.4%
Asahi Holdings, Inc. (Japan)                                    4,800               98
Brambles Ltd. (Australia)                                      45,000              348
ComfortDelgro Corp., Ltd. (Singapore)                         167,000              198
Deutsche Post AG Registered Shares (Germany)                   13,200              254
Koninklijke Vopak N.V. (Netherlands)                            2,460              121
Legrand SA (France)                                             4,280              180
Makita Corp. (Japan)                                            5,000              232
Mitsubishi Electric Corp. (Japan)                              15,000              173
Panalpina Welttransport Holding AG Registered
 Shares (Switzerland)(2)                                        1,400              192
PLUS Expressways Bhd (Malaysia)                               137,000              205
Rolls-Royce Holdings plc (United Kingdom)                      11,500              119
Rolls-Royce Holdings plc C Shares (United
Kingdom)(2)(4)                                              1,104,000                2
Toyota Tsusho Corp. (Japan)                                    10,900              186
                                                                               -------
                                                                                 2,308
                                                                               -------

INFORMATION TECHNOLOGY-9.5%
Advantech Co., Ltd (Taiwan)                                    50,000              170
ASM Pacific Technology Ltd. (Hong Kong)                        17,300              237
Keyence Corp. (Japan)                                             700              198
Media Tek, Inc. (Taiwan)                                       11,000              119
Nintendo Co., Ltd. (Japan)                                      1,000              187
Nippon Electric Glass Co., Ltd. (Japan)                         9,000              115
SAP AG (Germany)                                                6,110              370
Venture Corp., Ltd. (Singapore)                                16,000              111
VTech Holdings Ltd. (Hong Kong)                                22,000              260
Wincor Nixdorf AG (Germany)                                     4,532              328
                                                                               -------
                                                                                 2,095
                                                                               -------

MATERIALS-7.7%
Air Liquide SA (France)                                         2,260              324
CRH plc (Ireland)(2)                                           11,300              250

                        VIRTUS INTERNATIONAL EQUITY FUND
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                             SHARES             VALUE
                                                           ----------          -------
Materials -- (continued)
Fuchs Petrolub AG (Germany)                                     4,638          $   258
Givaudan SA Registered Shares (Switzerland)                       129              137
Lafarge Malayan Cement Bhd (Malaysia)                          81,600              201
Rio Tinto Ltd. (Australia)                                      2,130              190
Shin-Etsu Chemical Co., Ltd. (Japan)                            3,900              208
Syngenta AG Registered Shares (Switzerland)                       400              135
                                                                               -------
                                                                                 1,703
                                                                               -------

TELECOMMUNICATION SERVICES-13.0%
Belgacom SA (Belgium)                                           7,050              251
Bezeq Israeli Telecommunication Corp., Ltd.
(Israel)                                                       72,266              182
Chunghwa Telecom Co., Ltd. (Taiwan)                            77,600              267
Koninklijke KPN N.V. (Netherlands)                             25,460              370
StarHub Ltd. (Singapore)                                       93,900              213
Telefonica S.A. (Spain)                                        17,940              439
Telekom Malaysia Bhd (Malaysia)                               152,000              199
Telenor ASA (Norway)                                           12,120              199
Telstra Corp., Ltd. (Australia)                               104,000              322
Vodafone Group plc (United Kingdom)                           163,600              434
                                                                               -------
                                                                                 2,876
                                                                               -------

UTILITIES-6.8%
National Grid plc (United Kingdom)                             24,600              242
Power Assets Holdings Ltd. (Hong Kong)                         67,500              511
Scottish & Southern Energy plc (United Kingdom)                 9,800              219
Snam Rete Gas S.p.A. (Italy)                                   51,710              306
United Utilities Group plc (United Kingdom)                    22,700              218
                                                                               -------
                                                                                 1,496
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $19,907)                                                       21,383
--------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-96.8%
(IDENTIFIED COST $19,907)                                                       21,383
--------------------------------------------------------------------------------------

                                                             SHARES             VALUE
                                                           ----------          -------
SHORT-TERM INVESTMENTS-3.5%

MONEY MARKET MUTUAL FUNDS-3.5%

Dreyfus Cash Management Fund -
Institutional Shares
(seven-day effective yield 0.100%)                            764,774          $   765
--------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $765)                                                             765
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS-100.3%
(IDENTIFIED COST $20,672)                                                       22,148(1)

Other assets and liabilities, net-(0.3)%                                           (59)
                                                                               -------
NET ASSETS-100.0%                                                              $22,089
                                                                               =======

ABBREVIATIONS:

REIT     Real Estate Investment Trust

----------
FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at June 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)     Non-income producing.

(3)     All or a portion of the security is segregrated as collateral.

(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

At June 30, 2011, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                                                     Unrealized
                                                                   Settlement                       Appreciation
Contracts to Sell   In Exchange for           Counterparty            Date             Value       (Depreciation)
-----------------   -----------------         ------------         ----------         -------      --------------
                                              State Street Bank
AUD         2,100   USD         2,171         and Trust Co.        1/24/12            $ 2,193      $          (22)
                                                                                                   --------------
                                                                                                   $          (22)
                                                                                                   --------------

                        VIRTUS INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
------------------------
United Kingdom        16%
Switzerland           13
Australia             10
Japan                  9
Hong Kong              8
France                 7
Germany                6
Other                 31
------------------------
Total                100%
------------------------

--------
+ % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                                               SIGNIFICANT    SIGNIFICANT
                                     TOTAL VALUE AT          LEVEL 1           OBSERVABLE     UNOBSERVABLE
                                     JUNE 30, 2011        QUOTED PRICES          INPUTS          INPUTS
----------------------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                     $        21,383       $       21,381      $          -    $          2
  Short-Term Investments                        765                  765                 -               -
----------------------------------------------------------------------------------------------------------
Total Investments                   $        22,148       $       22,146      $          -    $          2
----------------------------------------------------------------------------------------------------------
Other Financial Instruments:
  Forward Currency Contracts *      $           (22)      $            -      $        (22)   $          -
----------------------------------------------------------------------------------------------------------
Total Liabilities                   $           (22)      $            -      $        (22)   $          -
==========================================================================================================

* Valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

INVESTMENTS IN SECURITIES                          TOTAL          Common Stocks
                                                   ------         --------------
BALANCE AS OF SEPTEMBER 30, 2010:                  $    -         $            -

Accrued Discount/(Premium)                              -                      -

Realized Gain (Loss)                                    -                      -

Change in Unrealized Appreciation (Depreciation)        -(b)                   -(b)

Net Purchases/(Sales)                                   2                      2

Transfers In and/or Out of Level 3 (a)                  -                      -
                                                   ------         --------------
BALANCE AS OF JUNE 30, 2011                        $    2         $            2
                                                   ======         ==============

----------
(a) "Transfers in and/or out" represent the ending value as of June 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Amount is less than $500.

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                            SHARES          VALUE
                                                                            ------          -----
COMMON STOCKS-97.1%
AUSTRALIA-20.5%
BGP Holdings plc(2)(3)(4)                                                   588,920         $    0
CFS Retail Property Trust                                                   288,252            561
Dexus Property Group                                                      1,092,415          1,031
Goodman Group                                                             1,758,280          1,329
GPT Group                                                                    43,900            149
Investa Office Fund                                                         411,950            285
Westfield Group                                                             311,673          2,895
Westfield Retail Trust                                                      566,173          1,646
                                                                                            ------
                                                                                             7,896
                                                                                            ------
CANADA-11.6%
Allied Properties Real Estate Investment Trust                                7,715            191
Boardwalk Real Estate Investment Trust                                        1,983             99
Brookfield Properties Corp.                                                  64,750          1,251
Canadian Real Estate Investment Trust                                        21,945            755
Cominar Real Estate Investment Trust                                         15,915            363
First Capital Realty, Inc.                                                   33,185            567
RioCan Real Estate Investment Trust                                          46,050          1,239
                                                                                            ------
                                                                                             4,465
                                                                                            ------
FRANCE-13.7%
Fonciere Des Regions                                                          4,540            481
Klepierre                                                                    28,424          1,173
Societe Immobiliere de Location Pour L'industrie Et Le Commerce               4,007            575
Unibail-Rodamco                                                              13,090          3,027
                                                                                            ------
                                                                                             5,256
                                                                                            ------
HONG KONG-9.7%
Champion Reit                                                               980,576            551
Hongkong Land Holdings Ltd.                                                 249,100          1,773
Link  (The)                                                                 407,441          1,390
                                                                                            ------
                                                                                             3,714
                                                                                            ------
ITALY-0.5%
Beni Stabili SpA                                                            188,257            190
                                                                                            ------
JAPAN-6.8%
AEON Mall Co., Ltd.                                                          36,130            872
Japan Prime Realty Investment Corp.                                             154            407
Japan Real Estate Investment Corp.                                               66            649
Nippon Building Fund, Inc.                                                       72            703
                                                                                             -----
                                                                                             2,631
                                                                                             ------
NETHERLANDS-4.3%
Corio N.V.                                                                   17,790         $1,179
Eurocommercial Properties N.V.                                                9,597            477
                                                                                            ------
                                                                                             1,656
                                                                                            ------
NORWAY-2.0%
Norwegian Property ASA                                                      374,600            785
                                                                                            ------
SINGAPORE-8.3%
Ascendas Real Estate Investment Trust                                       308,200            512
CapitaCommercial Trust                                                      253,000            299
CapitaMall Trust                                                            362,650            552
CapitaRetail China Trust                                                    377,725            375
Global Logistic Properties Ltd.(2)                                          403,500            677
Mapletree Logistics Trust                                                 1,014,544            760
                                                                                            ------
                                                                                             3,175
                                                                                            ------
SWEDEN-1.5%
Castellum AB                                                                 39,066            586
                                                                                            ------
SWITZERLAND-1.2%
PSP Swiss Property AG                                                         4,741            450
                                                                                            ------
UNITED KINGDOM-17.0%
Big Yellow Group plc                                                        175,461            867
British Land Co. plc                                                        118,905          1,162
Derwent London plc                                                           12,946            379
Great Portland Estates plc                                                   27,618            193
Hammerson plc                                                               111,309            860
Land Securities Group plc                                                   113,785          1,557
Safestore Holdings plc                                                      303,876            673
SEGRO plc                                                                   172,757            866
                                                                                             -----
                                                                                             6,557
--------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $29,321)                                                                   37,361
--------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-97.1%
(IDENTIFIED COST $29,321)                                                                   37,361
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-2.6%
MONEY MARKET MUTUAL FUNDS-2.6%
Dreyfus Cash Management Fund - Institutional
Shares (seven-day effective yield 0.100%)                                   998,352           998
                                                                                             ----
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $998)                                                                        998
-------------------------------------------------------------------------------------------------

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)


                                                                            SHARES          VALUE
                                                                            ------          -----
TOTAL INVESTMENTS-99.7%
(IDENTIFIED COST $30,319)                                                                   38,359(1)

Other assets and liabilities, net-0.3%                                                         115
                                                                                            -------
NET ASSETS-100.0%                                                                           $ 38,474
                                                                                            ========

ABBREVIATIONS:
REIT Real Estate Investment Trust

FOOTNOTE LEGEND:
----------
(1)  Federal Income Tax Information : For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  Illiquid security.

(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS +
----------------------------------------------------
Australia                                        20%
United Kingdom                                   17
France                                           14
Canada                                           12
Hong Kong                                        10
Singapore                                         8
Japan                                             7
Other                                            12
----------------------------------------------------
Total                                           100%
----------------------------------------------------

+  % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                                LEVEL 3 -
                                                                                               SIGNIFICANT
                                            TOTAL VALUE AT               LEVEL 1               UNOBSERVABLE
                                             JUNE 30, 2011            QUOTED PRICES               INPUTS
                                            --------------          ---------------           --------------
Equity Securities:
   Common Stocks                            $       37,361          $        37,361                      0 *
   Short-Term Investments                              998                      998                      -
                                            --------------          ---------------           --------------
Total Investments                           $       38,359          $        38,359                      0 *
                                            --------------          ---------------           --------------

There are no Level 2 (Significant observable input) priced securities.

----------
* Level 3 common Stock valued at zero at the beginning and the end of the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

INVESTMENTS IN SECURITIES                                                       TOTAL      Rights
                                                                               -------     -------

BALANCE AS OF SEPTEMBER 30, 2010:                                               $    1     $     1

Accrued Discount/(Premium)                                                           -           -

Realized Gain (Loss)                                                                 -           -

Change in Unrealized Appreciation (Depreciation)                                     -           -

Net Purchases/(Sales)                                                                -           -

Transfers In and/or Out of Level 3 (a)                                              (1)         (1)
                                                                               -------     -------
BALANCE AS OF JUNE 30, 2011                                                     $    -     $     -
                                                                               =======     =======

----------
(a)  "Transfers in and/or out" represent the ending value as of June 30, 2011,

     for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                           VIRTUS MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                             SECURITIES SOLD SHORT
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                    SHARES      VALUE
                                                                   -------      ------
COMMON STOCKS-99.8%
CONSUMER DISCRETIONARY-13.6%
Amazon.com, Inc.(2)                                                   700       $  143
Autoliv, Inc.                                                       1,970          155
Daimler AG Registered Shares(5)                                     4,130          311
Dick's Sporting Goods, Inc.(2)(5)                                   3,390          130
Electrolux AB Series B(5)                                          19,800          472
Esprit Holdings Ltd.(5)                                            80,424          250
Ethan Allen Interiors, Inc.                                        15,820          337
Express, Inc.                                                      12,610          275
Guess?, Inc.                                                        5,060          213
Inchcape plc(5)                                                    47,340          318
Jack in the Box, Inc.(2)(5)                                        13,630          310
Johnson Controls, Inc.                                              5,940          247
Limited Brands, Inc.                                               16,910          650
Liz Claiborne, Inc.(2)                                             85,050          455
LVMH Moet Hennessy Louis Vuitton S.A.(5)                            1,500          270
Macy's, Inc.(5)                                                    14,890          435
NetFlix, Inc.(2)                                                      410          108
Newell Rubbermaid, Inc.                                            12,860          203
Omnicom Group, Inc.(5)                                              7,160          345
Pandora A/S(5)                                                      9,107          286
Ryland Group, Inc. (The)                                           12,920          214
Saks, Inc.(2)                                                      44,110          493
Sodexo(5)                                                           4,020          315
Toyoda Gosei Co., Ltd.(5)                                          17,500          396
Walt Disney Co. (The)                                               5,950          232
Williams-Sonoma, Inc.                                               9,070          331
                                                                                ------
                                                                                 7,894
                                                                                ------
CONSUMER STAPLES-15.6%
Avon Products, Inc.(5)                                              6,840          192
BJ's Wholesale Club, Inc.(2)                                       13,890          699
Carrefour S.A.(5)                                                   7,610          313
China Agri-Industries Holdings Ltd.(5)                            691,000          732
Coca-Cola Amatil Ltd.(5)                                           29,400          360
Energizer Holdings, Inc.(2)(5)                                      4,180          303
Estee Lauder Cos., Inc. (The) Class A                               3,040          320
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR            11,220          746
Kirin Brewery Co., Ltd.(5)                                         27,000          375
Koninklijke Ahold N.V.(5)                                          16,530          222
CONSUMER STAPLES-(CONTINUED)
Kraft Foods, Inc. Class A                                          12,670          446
Lorillard, Inc.(5)                                                  1,860          203
Metro AG(5)                                                         3,420          207
Nestle S.A. Registered Shares(5)                                    6,690          416
PepsiCo, Inc.                                                       9,660          680
Sanderson Farms, Inc.(5)                                            3,870          185
Toyo Suisan Kaisha Ltd.(5)                                         14,000          330
Unilever N.V.(5)                                                   26,830          880
Unilever plc Sponsored ADR(5)                                      11,550          374
Walgreen Co.                                                       17,390          738
Whole Foods Market, Inc.                                            4,590          291
                                                                                ------
                                                                                 9,012
                                                                                ------
ENERGY-9.4%
Anadarko Petroleum Corp.(5)                                         3,990          306
Cabot Oil & Gas Corp.                                              12,370          820
China Coal Energy Co., Ltd.(5)                                    296,000          399
Ensco International plc Sponsored ADR(5)                            5,830          311
Exxon Mobil Corp.                                                   3,800          309
Forest Oil Corp.(2)(5)                                             15,210          406
Marathon Oil Corp.(5)                                              11,230          592
Occidental Petroleum Corp.                                          3,590          373
Petroleo Brasileiro S.A. ADR(5)                                    10,080          341
Pioneer Natural Resources Co.                                       5,280          473
QEP Resources, Inc.(5)                                             11,440          479
Schlumberger Ltd.                                                   4,130          357
TGS Nopec Geophysical Co., ASA(5)                                  10,240          287
                                                                                ------
                                                                                 5,453
                                                                                ------
FINANCIALS-12.1%
Affiliated Managers Group, Inc.(2)(5)                               3,780          383
American Express Co.(5)                                             3,870          200
Ameriprise Financial, Inc.                                          5,090          294
AON Corp.                                                           6,430          330
Banco Santander Brasil S.A. ADR                                    18,000          211
Bank of Montreal(5)                                                 4,290          273
Charles Schwab Corp. (The)                                         25,192          414
Comerica, Inc.(5)                                                  11,880          411
Dollar Financial Corp.(2)                                          18,610          403
E*Trade Financial Corp.(2)                                         19,160          264
Fidelity National Financial, Inc. Class A                          32,780          516
First Midwest Bancorp, Inc.(5)                                     34,520          424

                           VIRTUS MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                              SHARES       VALUE
                                                                            ---------      -------
FINANCIALS-(CONTINUED)
Hartford Financial Services Group, Inc. (The)                                  16,530      $   436
Lincoln National Corp.                                                          8,420          240
Muenchener Rueckversicherungs-Gesellschaft AG Registered Shares(5)              2,300          352
RenaissanceRe Holdings Ltd.(5)                                                  3,830          268
Renhe Commercial Holdings Co., Ltd.(5)                                      1,012,000          195
Resona Holdings, Inc.(5)                                                       36,300          170
TD Ameritrade Holding Corp.(5)                                                 17,588          343
Torchmark Corp.(5)                                                              4,110          264
Willis Group Holdings plc(5)                                                    9,460          389
Zions Bancorp(5)                                                                9,750          234
                                                                                           -------
                                                                                             7,014
                                                                                           -------
HEALTH CARE-14.9%
Agilent Technologies, Inc.(2)(5)                                                2,160          110
Alexion Pharmaceuticals, Inc.(2)(5)                                             3,620          170
Align Technology, Inc.(2)                                                      16,270          371
Amarin Corp. plc ADR(2)                                                         8,460          122
AMERIGROUP Corp.(2)(5)                                                          1,970          139
ArthroCare Corp.(2)(5)                                                          1,950           65
Covidien plc                                                                    9,240          492
Cubist Pharmaceuticals, Inc.(2)(5)                                              3,160          114
Dendreon Corp.(2)                                                              14,270          563
Elan Corp. plc ADR(2)(5)                                                       13,890          158
Emergent Biosolutions, Inc.(2)                                                 16,870          380
Endo Pharmaceuticals Holdings, Inc.(2)(5)                                       1,480           60
Exelixis, Inc.(2)(5)                                                            6,530           59
Express Scripts, Inc.(2)(5)                                                     1,930          104
Gerresheimer AG(5)                                                              5,430          259
Hanger Orthopedic Group, Inc.(2)                                               12,940          317
Idenix Pharmaceuticals, Inc.(2)                                                38,820          194
InterMune, Inc.(2)(5)                                                           3,490          125
MAP Pharmaceuticals, Inc.(2)                                                    4,060           65
McKesson Corp.                                                                  6,090          509
Medicis Pharmaceutical Corp. Class A(5)                                         4,320          165
Mednax, Inc.(2)(5)                                                              1,400          101
Mitsubishi Tanabe Pharma Corp.(5)                                              14,600          244
Mylan, Inc.(2)(5)                                                               4,780          118
Omnicell, Inc.(2)(5)                                                           20,780          324
PerkinElmer, Inc.(5)                                                            9,100          245
Pfizer, Inc.                                                                    7,680          158
Sagent Pharmaceuticals, Inc.(2)(5)                                              3,150           85
Salix Pharmaceuticals Ltd.(2)(5)                                                1,580           63
Sanofi-Aventis S.A.(5)                                                          2,930          236
Sanofi-Aventis S.A. ADR                                                         2,890          116
Smith & Nephew plc(5)                                                          28,240          301
St. Jude Medical, Inc.                                                         15,040          717
Thermo Fisher Scientific, Inc.(2)(5)                                            5,480          353
United Therapeutics Corp.(2)(5)                                                 1,630           90
Universal Health Services, Inc. Class B                                         2,180          112
Vertex Pharmaceuticals, Inc.(2)(5)                                              1,370           71
Warner Chilcott plc Class A(5)                                                  4,190          101
Watson Pharmaceuticals, Inc.(2)(5)                                              2,640          182
WuXi PharmaTech Cayman, Inc. ADR(2)(5)                                         20,110          353
Zimmer Holdings, Inc.(2)                                                        1,330           84
                                                                                           -------
                                                                                             8,595
                                                                                           -------
INDUSTRIALS-10.1%
Adecco S.A. Registered Shares(5)                                                6,440          413
BAE Systems plc(5)                                                             80,243          410
Dover Corp.(5)                                                                  5,540          376
Eaton Corp.                                                                     5,620          289
Finmeccanica S.p.A(5)                                                          12,610          152
FTI Consulting, Inc.(2)                                                         7,970          302
Goodrich Corp.                                                                  3,030          289
ICF International, Inc.(2)(5)                                                  14,280          362
IDEX Corp.                                                                      5,360          246
Lennox International, Inc.(5)                                                   6,330          273
Meritor, Inc.(2)                                                               21,010          337
Owens Corning, Inc.(2)(5)                                                       8,790          328
Roper Industries, Inc.(5)                                                       3,250          271
RSC Holdings, Inc.(2)(5)                                                       24,220          290
Spirit Aerosystems Holdings, Inc. Class A(2)(5)                                15,370          338
SPX Corp.(5)                                                                    5,270          436
Stanley Black & Decker, Inc.(5)                                                 2,190          158
TrueBlue, Inc.(2)(5)                                                           23,410          339
United Technologies Corp.                                                       2,960          262
                                                                                           -------
                                                                                             5,871
                                                                                           -------
INFORMATION TECHNOLOGY-17.1%
Akamai Technologies, Inc.(2)                                                    2,310           73
Alcatel-Lucent S.A. Sponsored ADR(2)(5)                                        49,600          286
Alliance Data Systems Corp.(2)                                                  5,790          545
Apple, Inc.(2)                                                                    350          118
Atmel Corp.(2)                                                                 10,480          147

                           VIRTUS MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                 SHARES         VALUE
                                                                                               ----------      ----------
INFORMATION TECHNOLOGY-(CONTINUED)
AU Optronics Corp. Sponsored ADR(5)                                                                40,860      $      281
Austriamicrosystems AG(5)                                                                           2,860             142
Autodesk, Inc.(2)                                                                                   7,320             283
Automatic Data Processing, Inc.(5)                                                                  8,820             465
Cognizant Technology Solutions Corp. Class A(2)(5)                                                  6,740             494
Corning, Inc.                                                                                       9,440             171
DealerTrack Holdings, Inc.(2)                                                                      13,740             315
eBay, Inc.(2)(5)                                                                                    6,710             217
Electronic Arts, Inc.(2)                                                                           42,270             998
Harris Corp.(5)                                                                                     5,390             243
Hitachi Ltd.(5)                                                                                    63,000             370
Informatica Corp.(2)                                                                                2,570             150
Microchip Technology, Inc.(5)                                                                      12,170             461
Microsemi Corp.(2)                                                                                 18,990             389
Motorola Mobility Holdings, Inc.(2)(5)                                                              7,087             156
NetApp, Inc.(2)(5)                                                                                 21,990           1,161
Qualcomm, Inc.                                                                                      9,530             541
Quest Software, Inc.(2)                                                                             3,170              72
Ricoh Co. Ltd.(5)                                                                                  33,000             364
Rovi Corp.(2)                                                                                       4,150             238
Siliconware Precision Industries Co. Sponsored ADR(5)                                              77,150             480
Teradata Corp.(2)(5)                                                                                6,129             369
Visa, Inc. Class A(5)                                                                               4,180             352
                                                                                                               ----------
                                                                                                                    9,881
                                                                                                               ----------
MATERIALS-3.2%
Alcoa, Inc.                                                                                        17,190             273
Atlas Iron Ltd.(2)(5)                                                                              68,980             276
BlueScope Steel Ltd.(5)                                                                           152,260             197
China Shanshui Cement Group Ltd.(5)                                                               262,000             303
China Vanadium Titano - Magnetite Mining Co., Ltd.(5)                                             547,000             209
Mitsubishi Chemical Holdings Corp.(5)                                                              44,500             314
Tokyo Ohka Kogyo Co., Ltd.(5)                                                                      12,090             259
                                                                                                               ----------
                                                                                                                    1,831
                                                                                                               ----------
TELECOMMUNICATION SERVICES-2.4%
Frontier Communications Corp.                                                                      54,800             442
MTN Group Ltd. Sponsored ADR(5)                                                                    15,140             324
Telefonica Moviles S.A.(3)(4)                                                                       1,400               0
Velti plc(2)(5)                                                                                    18,430             312
VimpelCom Ltd. ADR(5)                                                                              22,410             286
                                                                                                               ----------
                                                                                                                    1,364
                                                                                                               ----------
UTILITIES-1.4%
Companhinia Paranaense de Energia ADR                                                              14,550             395
E.ON AG(5)                                                                                          6,260             178
Enel S.p.A.(5)                                                                                     18,680             122
GDF Suez(5)                                                                                         2,740             100
                                                                                                               ----------
                                                                                                                      795
TOTAL COMMON STOCKS
(IDENTIFIED COST $50,970)                                                                                          57,710
TOTAL LONG TERM INVESTMENTS-99.8%
(IDENTIFIED COST $50,970)                                                                                          57,710
SHORT-TERM INVESTMENTS-0.0%
MONEY MARKET MUTUAL FUNDS-0.0%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.100%)                142               0(6)


TOTAL SHORT-TERM INVESTMENTS
                                                                                                               ----------
(IDENTIFIED COST $0) (6)                                                                                                0
TOTAL INVESTMENTS-99.8%
(IDENTIFIED COST $50,970)                                                                                         57,710(1)
SECURITIES SOLD SHORT-(99.0)%
(PROCEEDS ($53,758))                                                                                              (57,260)
Other assets and liabilities, net-99.2%                                                                            57,389
                                                                                                               ----------
NET ASSETS-100.0%                                                                                              $   57,839
                                                                                                               ==========
SECURITIES SOLD SHORT-99.0%
COMMON STOCKS SOLD SHORT-(99.0)%
CONSUMER DISCRETIONARY-(14.5)%
Advance Auto Parts, Inc.                                                                           (4,260)           (249)
American Eagle Outfitters, Inc.                                                                   (22,540)           (287)
AutoZone, Inc.                                                                                       (540)           (159)
Bayerische Motoren Werke AG                                                                        (3,470)           (346)
Carpetright plc                                                                                   (56,440)           (590)
Chipotle Mexican Grill, Inc. Class A                                                               (1,510)           (465)
Compass Group plc                                                                                 (31,240)           (301)
Darden Restaurants, Inc.                                                                           (5,800)           (289)
Dollar Tree, Inc.                                                                                  (6,670)           (444)

                           VIRTUS MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                           SHARES           VALUE
-                                                         ---------        -------
CONSUMER DISCRETIONARY-(CONTINUED)
Genuine Parts Co.                                           (7,420)        $ (404)
Husqvarna AB Class B                                       (65,070)          (431)
Li & Fung Ltd.                                            (104,000)          (207)
Li Ning Co., Ltd.                                         (107,500)          (186)
LKQ Corp.                                                  (28,149)          (735)
McDonald's Corp.                                            (8,240)          (695)
NGK Spark Plug Co., Ltd.                                   (26,000)          (358)
NIKE, Inc. Class B                                          (3,280)          (295)
O'Reilly Automotive, Inc.                                  (11,140)          (730)
Panera Bread Co. Class A                                    (4,110)          (517)
Penney (J.C.) Co., Inc.                                     (7,150)          (247)
Thomson Reuters Corp.                                      (12,950)          (486)
                                                                           ------
                                                                           (8,421)
                                                                           ------
CONSUMER STAPLES-(14.8)%
Altria Group, Inc.                                          (8,290)          (219)
Asahi Breweries Ltd.                                       (22,800)          (457)
Casino Guichard Perrachon S.A.                              (2,910)          (274)
Church & Dwight Co., Inc.                                  (16,570)          (672)
Coca-Cola Co. (The)                                         (5,180)          (349)
Constellation Brands, Inc. Class A                          (9,250)          (193)
Flowers Foods, Inc.                                        (12,720)          (280)
Heinz (H.J.) Co.                                            (8,410)          (448)
Hormel Foods Corp.                                          (7,858)          (234)
J & J Snack Foods Corp.                                     (6,250)          (312)
Kimberly-Clark de Mexico S.A.B. de C.V. ADR                (11,360)          (373)
L'Oreal S.A.                                                (4,390)          (570)
Lindt & Spruengli AG                                          (217)          (676)
Mead Johnson Nutrition Co.                                  (2,870)          (194)
Metcash Ltd.                                               (25,450)          (113)
Pernod-Ricard S.A.                                          (5,267)          (519)
Seven & I Holdings Co., Ltd.                               (13,400)          (359)
Smithfield Foods, Inc.                                      (7,550)          (165)
Smucker (J.M.) Co. (The)                                    (5,006)          (383)
Synutra International, Inc.                                (12,010)          (118)
Tingyi Cayman Islands Holding Corp.                       (316,000)          (977)
Wal-Mart de Mexico S.A.B de C.V. Sponsored ADR             (12,110)          (361)
Woolworths Ltd.                                             (7,530)          (224)
Zhongpin, Inc.                                             (10,210)          (107)
                                                                           ------
                                                                           (8,577)
                                                                           ------
ENERGY-(8.6)%
Bourbon S.A.                                                (6,315)          (275)
BP plc Sponsored ADR                                        (7,090)          (314)
Chesapeake Energy Corp.                                    (10,250)          (304)
Chevron Corp.                                               (7,080)          (728)
CNOOC Ltd. ADR                                              (1,400)          (330)
Concho Resources, Inc.                                      (6,330)          (581)
ConocoPhillips                                              (4,260)          (320)
Range Resources Corp.                                       (8,620)          (478)
Seadrill Ltd.                                              (10,450)          (369)
Southwestern Energy Co.                                    (12,120)          (520)
Sunoco, Inc.                                                (7,330)          (306)
Yanzhou Coal Mining Co., Ltd. Class H                     (120,000)          (457)
                                                                           ------
                                                                           (4,982)
                                                                           ------
FINANCIALS-(11.2)%
Allstate Corp. (The)                                        (8,110)          (248)
Banco Bradesco S.A. Sponsored ADR                          (10,440)          (214)
BancorpSouth, Inc.                                         (10,690)          (133)
Brown & Brown, Inc.                                        (14,530)          (373)
Dime Community Bancshares, Inc.                            (18,220)          (265)
Federated Investors, Inc. Class B                          (14,600)          (348)
Goldman Sachs Group, Inc. (The)                             (1,800)          (240)
Green Dot Corp. Class A                                     (7,290)          (248)
Hannover Rueckversicherung AG Registered Shares             (7,490)          (391)
Jefferies Group, Inc.                                      (17,910)          (365)
Legg Mason, Inc.                                           (18,230)          (597)
National Bank of Canada                                     (3,330)          (270)
New York Community Bancorp, Inc. Class A                   (15,690)          (235)
Northern Trust Corp.                                        (5,930)          (272)
Progressive Corp. (The)                                    (16,130)          (345)
Trustmark Corp.                                             (9,900)          (232)
Valley National Bancorp                                    (39,056)          (531)
Waddell & Reed Financial, Inc. Class A                      (9,530)          (346)
Washington Federal, Inc.                                   (11,570)          (190)
Westamerica Bancorp                                        (12,940)          (637)
                                                                            ------
                                                                           (6,480)
                                                                            ------
HEALTH CARE-(15.7)%
Abbott Laboratories                                         (5,330)          (280)
Ansell Ltd.                                                (21,440)          (326)
AstraZeneca plc Sponsored ADR                              (13,630)          (682)
Auxilium Pharmaceuticals, Inc.                              (9,910)          (194)

                           VIRTUS MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                           SHARES             VALUE
-                                                          ---------         --------
HEALTH CARE-(CONTINUED)
Bard (C.R.), Inc.                                            (2,200)         $  (242)
Becton, Dickinson & Co.                                     (12,770)          (1,100)
CareFusion Corp.                                             (5,660)            (154)
Charles River Laboratories International, Inc.               (2,080)             (85)
Community Health Systems, Inc.                               (7,200)            (185)
Computer Programs & Systems, Inc.                            (5,410)            (343)
Conceptus, Inc.                                              (6,180)             (72)
Covance, Inc.                                               (10,680)            (634)
Eisai Co., Ltd.                                             (12,150)            (473)
Eli Lilly & Co.                                             (27,970)          (1,050)
Gen-Probe, Inc.                                              (1,960)            (135)
Genomic Health, Inc.                                        (13,620)            (380)
H Lundbeck A/S                                              (11,360)            (299)
Haemonetics Corp.                                            (4,840)            (312)
Health Net, Inc.                                             (6,660)            (214)
Integra LifeSciences Holdings Corp.                          (8,580)            (410)
Intuitive Surgical, Inc.                                     (1,000)            (372)
Neogen Corp.                                                 (8,310)            (376)
Owens & Minor, Inc.                                          (5,710)            (197)
ResMed, Inc.                                                (14,410)            (446)
XenoPort, Inc.                                              (13,580)             (97)
                                                                             -------
                                                                              (9,058)
                                                                             -------
INDUSTRIALS-(10.0)%
BE Aerospace, Inc.                                          (11,930)            (487)
Bekaert S.A.                                                 (3,110)            (237)
Boeing Co. (The)                                             (7,780)            (575)
Donaldson Co., Inc.                                         (16,260)            (987)
Esterline Technologies Corp.                                 (2,370)            (181)
GATX Corp.                                                  (21,430)            (795)
Lockheed Martin Corp.                                        (7,690)            (623)
Rollins, Inc.                                               (16,990)            (346)
Rolls-Royce Holdings plc                                    (74,506)            (771)
Rolls-Royce Holdings plc C Shares(4)                     (8,097,216)             (13)
UniFirst Corp.                                               (6,830)            (384)
United Rentals, Inc.                                        (15,560)            (395)
                                                                             -------
                                                                              (5,794)
                                                                             -------
INFORMATION TECHNOLOGY-(16.7)%
Advanced Semiconductor Engineering, Inc. ADR               (102,944)            (581)
Aixtron SE N.A. Sponsored ADR                                (6,400)            (218)
Altera Corp.                                                 (3,720)            (172)
ANSYS, Inc.                                                 (10,690)            (584)
Aruba Networks, Inc.                                        (13,420)            (397)
ASML Holding N.V.                                            (3,750)            (138)
CACI International, Inc. Class A                             (5,040)            (318)
Canon, Inc.                                                  (9,800)            (464)
Cisco Systems, Inc.                                         (38,400)            (599)
Finisar Corp.                                                (8,630)            (156)
Hewlett-Packard Co.                                          (2,890)            (105)
Intel Corp.                                                 (22,880)            (507)
JDS Uniphase Corp.                                          (38,200)            (636)
KLA-Tencor Corp.                                             (4,020)            (163)
Lam Research Corp.                                          (14,470)            (641)
LG Display Co., Ltd. ADR                                    (22,060)            (310)
Microsoft Corp.                                             (26,590)            (691)
MKS Instruments, Inc.                                        (7,440)            (197)
Neopost S.A.                                                 (1,987)            (171)
Nokia Oyj Sponsored ADR                                     (89,520)            (575)
NPC, Inc.                                                   (16,200)            (328)
Research In Motion Ltd.                                     (22,210)            (641)
Telefonaktiebolaget LM Ericsson Sponsored ADR               (32,800)            (472)
Xilinx, Inc.                                                 (4,920)            (179)
Zebra Technologies Corp. Class A                             (9,370)            (395)
                                                                             -------
                                                                              (9,638)
                                                                             -------
MATERIALS-(5.0)%
Aluminum Corp. of China Ltd.                               (228,000)            (192)
Anglo American Platinum Ltd. ADR                            (17,670)            (274)
Eramet                                                         (800)            (265)
Greif, Inc. Class A                                          (9,672)            (629)
International Paper Co.                                     (12,750)            (380)
Martin Marietta Materials, Inc.                              (4,350)            (348)
OJI Paper Co., Ltd.                                         (62,980)            (301)
Rio Tinto Ltd.                                               (2,230)            (199)
Shin-Etsu Chemical Co., Ltd.                                 (5,300)            (283)
                                                                             -------
                                                                              (2,871)
                                                                             -------
TELECOMMUNICATION SERVICES-(1.7)%
Indosat Tbk PT ADR                                           (8,860)            (265)
Mobile TeleSystems OJSC Sponsored ADR                       (12,970)            (247)
tw telecom, inc.                                            (21,860)            (449)
                                                                             -------
                                                                                (961)
                                                                             -------

                           VIRTUS MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                         SHARES            VALUE
                                                        --------          --------
UTILITIES-(0.8)%
RWE AG                                                  (3,290)           $   (182)
Tractebel Energia S.A. Sponsored ADR                    (16,780)              (296)
                                                                          --------
                                                                              (478)
                                                                          --------

TOTAL COMMON STOCKS SOLD SHORT-(99.0)%
(PROCEEDS ($53,758))                                                        (57,260)
TOTAL SECURITIES SOLD SHORT-(99.0)%
(PROCEEDS ($53,758))                                                        (57,260)(1)

ABBREVIATIONS:
ADR     American Depositary Receipt
GDR     Global Depositary Receipt

FOOTNOTE LEGEND:
----------
(1) Federal Income Tax Information : For tax information at June 30, 2011 , see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  Illiquid security.

(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(5)  All or a portion segregated as collateral.

(6)  Amounts are less than $500 (not reported in 000s).

                           VIRTUS MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                             SECURITIES SOLD SHORT
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS - LONG +
-------------------------------------------------------------------------------
United States                                                               68%
Japan                                                                        5
France                                                                       3
United Kingdom                                                               3
Germany                                                                      2
Ireland                                                                      2
Netherlands                                                                  2
Other                                                                       15
-------------------------------------------------------------------------------
Total                                                                      100%
-------------------------------------------------------------------------------

-------------
+    %of total investments as of June 30, 2011

                           VIRTUS MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                             SECURITIES SOLD SHORT
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS - SHORT +
--------------------------------------------------------------------------------
United States                                                              65  %
Japan                                                                       5
United Kingdom                                                              5
France                                                                      4
Canada                                                                      2
China                                                                       2
Germany                                                                     2
Other                                                                      15
--------------------------------------------------------------------------------
Total                                                                      100  %
--------------------------------------------------------------------------------

 % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                                  LEVEL 2        LEVEL 3
                                                                             LEVEL 1             SIGNIFICANT    SIGNIFICANT
                                              TOTAL VALUE AT                 QUOTED              OBSERVABLE     UNOBSERVABLE
                                               JUNE 30, 2011                 PRICES                INPUTS         INPUTS
----------------------------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                              $   57,710                   $   57,710            $         -    $          0*
   Short-Term Investments                              - (a)                        - (a)                  -               -
----------------------------------------------------------------------------------------------------------------------------
Total Investments                             $   57,710                   $   57,710            $         -    $          0*
----------------------------------------------------------------------------------------------------------------------------
Liabilities
   Common Stocks Sold Short                   $  (57,260)                  $  (57,033)           $      (214)   $        (13)
----------------------------------------------------------------------------------------------------------------------------

----------
*Level 3 Common Stock valued at zero at the beginning and the end of the period.

(a)      Amount is less than $500.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.


                                                                                                Common Stocks
INVESTMENTS IN SECURITIES                                                           TOTAL        Sold Short
                                                                                -----------   ----------------
BALANCE AS OF SEPTEMBER 30, 2010:                                               $      0      $            0
Accrued
Discount/(Premium)                                                                     -                   -
Realized Gain
(Loss)                                                                                 -                   -
Change in Unrealized Appreciation (Depreciation)                                       -(b)                -(b)
Net Purchases/(Sales)                                                                (13)                (13)
Transfers In and/or Out of Level 3  (a)                                                 -                  -
                                                                                ---------           ----------
BALANCE AS OF JUNE 30, 2011                                                     $    (13)      $         (13)
                                                                                =========           ==========

----------
(a) Transfers in and/or out" represent the ending value as of June 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)  Amount is less than $500.

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                  PAR VALUE     VALUE
                                                                                  ---------     ------
MUNICIPAL BONDS-0.6%

KENTUCKY-0.2%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18                                   $     505     $  505
                                                                                                ------
MASSACHUSETTS-0.2%
State Development Finance Agency Harvard University Series B-1, 5.000%, 10/15/40        525        550
                                                                                                ------
MICHIGAN-0.1%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34                160        116
                                                                                                ------
VIRGINIA-0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46                 345        230
------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $1,513)                                                                         1,401
------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES-11.7%

Bolivarian Republic of Venezuela
  8.500%, 10/8/14                                                                       560        514
  RegS 5.750%, 2/26/16(5)                                                             1,165        909
  7.650%, 4/21/25                                                                     1,000        652
  9.250%, 9/15/27                                                                     1,035        785
  9.375%, 1/13/34                                                                       950        682
Commonwealth of Australia Series 123, 5.750%, 4/15/12                                 3,362AUD   3,634
Commonwealth of Canada 2.000%, 9/1/12                                                 2,109CAD   2,203
Commonwealth of New Zealand
  Series 1111, 6.000%, 11/15/11                                                         510NZD     428
  Series 413, 6.500%, 4/15/13                                                           677NZD     593
  6.000%, 4/15/15                                                                       855NZD     758
Federative Republic of Brazil
  12.500%, 1/5/22                                                                     1,125BRL     905
  10.250%, 1/10/28                                                                    2,530BRL   1,775
Kingdom of Norway Series 470, 6.500%, 5/15/13                                         7,663NOK   1,522
Kingdom of Sweden Series 1046, 5.500%, 10/8/12                                        6,550SEK   1,078
Republic of Argentina
  provincia de Bueno Aires Series GDP, 144A 10.875%, 1/26/21(4)                         500        472
  provincia de Neuquen 144A 7.875%, 4/26/21(4)                                          628        646
  PIK Interest Capitalization 8.280%, 12/31/33                                        3,754      3,332
  Series GDP 3.169%, 12/15/35(3)                                                      1,740        311
Republic of Colombia
  12.000%, 10/22/15                                                                 925,000COP     666
  6.125%, 1/18/41                                                                     1,000      1,092
Republic of Hungary 6.375%, 3/29/21                                                     140        148
Republic of Indonesia Series FR-23, 11.000%, 12/15/12                             6,200,000IDR     775
Republic of Korea Series 1112, 4.750%, 12/10/11                                   1,427,500KRW   1,345
Republic of Lithuania 144A 7.375%, 2/11/20 (4)                                          500        579
Republic of Poland Series 0414, 5.750%, 4/25/14                                       4,405PLZ   1,641
Republic of Turkey
  0.000%, 4/25/12                                                                       880TRY     505
  6.750%, 5/30/40                                                                       500        541
------------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $24,712)                                                                       28,491
------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES-15.9%

AGENCY-3.2%
FNMA
  5.000%, 8/1/40                                                                      3,040      3,235
  4.500%, 5/1/41                                                                      2,486      2,576
  4.500%, 5/1/41                                                                      1,991      2,062
                                                                                                ------
                                                                                                 7,873
                                                                                                ------

NON-AGENCY-12.7%
American Tower Trust 07-1A, C 144A 5.615%, 4/15/37 (4)                                  750        800
Americold LLC Trust 10-ARTA, B 144A 6.031%, 1/14/29 (4)                                 900        943
Banc of America Commercial Mortgage, Inc. 07-1, AMFX 5.482%, 1/15/49 (3)              1,000        974
Bear Stearns Commercial Mortgage Securities, Inc.
  06-T22, AM 5.707%, 4/12/38(3)                                                         900        944
  06-PW12, AM 5.760%, 9/11/38(3)                                                        650        676
  06-PW14, A4 5.201%, 12/11/38                                                          350        377
  05-PW10, A4 5.405%, 12/11/40(3)                                                       225        245
  05-PW10, AM 5.449%, 12/11/40(3)                                                       725        728
  07-T28, A4 5.742%, 9/11/42(3)                                                         800        891
  07-PW18, A4 5.700%, 6/11/50                                                           750        815
  07-PW18, AM 6.084%, 6/11/50(3)                                                        725        709
Citigroup/Deutsche Bank Commercial Mortgage Trust
  05-CD1, AM 5.394%, 7/15/44(3)                                                         610        618
  07-CD4, A4 5.322%, 12/11/49                                                           475        504

'
                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                  PAR VALUE          VALUE
                                                                                  ----------         ------
NON-AGENCY-(CONTINUED)
Credit Suisse First Boston Mortgage Securities Corp. 04-C5, A3 4.499%, 11/15/37   $      825         $  829
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.422%, 2/15/39 (3)                460            485
Extended Stay America Trust 10-ESHA, D 144A 5.498%, 11/5/27 (4)                          355            354
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38 (3)                        595            617
GMAC Commercial Mortgage Securities, Inc. 04-C2, A3 5.134%, 8/10/38                      450            469
JPMorgan Chase Commercial Mortgage Securities Corp.
  10-CNTR, A2 144A 4.311%, 8/5/32(4)                                                     300            291
  05-LDP2, AM 4.780%, 7/15/42                                                            775            798
  06-CB17, AM 5.464%, 12/12/43                                                           600            597
  05-LDP5, AM 5.244%, 12/15/44(3)                                                        950          1,007
  05-LDP5, B 5.358%, 12/15/44(3)                                                         750            708
  06-LDP7, AM 5.880%, 4/15/45(3)                                                       1,000          1,036
  06-LDP9, A3 5.336%, 5/15/47                                                            700            745
  07-LD12, A4 5.882%, 2/15/51(3)                                                         750            816
Lehman Brothers - UBS Commercial Mortgage Trust
  07-C2, A3 5.430%, 2/15/40                                                            1,100          1,172
  07-C2, H 144A 6.211%, 2/15/40(3)(4)                                                    850            119
  05-C3, AM 4.794%, 7/15/40                                                              350            360
  07-C6, A4 5.858%, 7/15/40(3)                                                           700            760
  07-C6, AM 6.114%, 7/15/40(3)                                                           735            713
  07-C7, A3 5.866%, 9/15/45(3)                                                           600            652
Lehman Brothers Commercial Conduit Mortgage Trust 07-C3, A4 6.169%, 7/15/44 (3)          500            543
Merrill Lynch Mortgage Trust 06-C1, AM 5.674%, 5/12/39 (3)                               715            741
Merrill Lynch-Countrywide Commercial Mortgage Trust 06-4, A3 5.172%,
12/12/49 (3)                                                                             650            693
Morgan Stanley Capital I
  05-HQ5, A3 5.007%, 1/14/42                                                             187            189
  06-IQ12, A4 5.692%, 12/15/43                                                         1,300          1,405
  07-IQ14, A4 5.692%, 4/15/49(3)                                                         820            880
Timberstar Trust 06-1A, C 144A 5.884%, 10/15/36 (4)                                    1,000          1,059
Wachovia Bank Commercial Mortgage Trust
  04-C12, A4 5.316%, 7/15/41(3)                                                          450            485
  07-C30, A5 5.342%, 12/15/43                                                            410            432
  05-C21, D 5.203%, 10/15/44(3)                                                          600            558
  06-C29, A4 5.308%, 11/15/48                                                          1,000          1,080
  07-C33, A4 6.097%, 2/15/51(3)                                                          550            598
Wells Fargo Mortgage Backed Securities Trust 07-16, 1A7 6.000%, 12/28/37                 516            464
                                                                                                     ------
                                                                                                     30,879
-----------------------------------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $36,359)                                                                            38,752
-----------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-1.3%

Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18 (3)             661           630
Conseco Finance Securitizations Corp. 01-3, A4 6.910%, 5/1/33 (3)                         605           639
Harley-Davidson Motorcycle Trust 07-2, C 5.410%, 8/15/15                                  565           577
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28                            462           452
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35 (3)                    361           354
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41 (4)                         430           430
-----------------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,982)                                                                              3,082
-----------------------------------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES-51.9%

CONSUMER DISCRETIONARY-7.6%
American Axle & Manufacturing Holdings, Inc. 144A 9.250%, 1/15/17 (4)                     315           345
Ameristar Casinos, Inc. 144A 7.500%, 4/15/21 (4)                                          575           596
Arcos Dorados B.V. 144A 7.500%, 10/1/19 (4)                                               375           407
Boyd Gaming Corp. 144A 9.125%, 12/1/18 (4)                                                215           220
Caesar's Entertainment Operating Co., Inc.
  11.250%, 6/1/17                                                                         425           471
  12.750%, 4/15/18                                                                         90            90
Cengage Learning Acquisitions, Inc. 144A 10.500%, 1/15/15 (4)                             400           364
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A
8.625%, 11/15/17 (4)                                                                      170           178
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. 144A 8.000%, 6/15/19 (4)              500           494

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                        PAR VALUE        VALUE
                                                                                                        ----------       ------
CONSUMER DISCRETIONARY-(CONTINUED)
Citadel Broadcasting Corp. 144A 7.750%, 12/15/18 (4)                                                    $      105       $  112
CityCenter Holdings LLC / CityCenter Finance Corp. 144A 7.625%, 1/15/16 (4)                                    189          196
Clear Channel Communications, Inc. 144A 9.000%, 3/1/21 (4)                                                     500          481
Dana Holding Corp. 6.500%, 2/15/19                                                                             426          424
Delphi Corp. 144A 5.875%, 5/15/19 (4)                                                                          125          123
DigitalGlobe, Inc. 10.500%, 5/1/14                                                                              65           73
Dunkin Finance Corp. 144A 9.625%, 12/1/18 (4)                                                                  330          335
Gap, Inc. (The) 5.950%, 4/12/21                                                                                300          288
Gateway Casinos & Entertainment Ltd. 144A
  8.875%, 11/15/17 (4)                                                                                         200CAD       219
HOA Restaurant Group LLC / HOA Finance Corp.
  144A 11.250%, 4/1/17 (4)                                                                                     250          252
Hyatt Hotels Corp. 144A 5.750%, 8/15/15 (4)                                                                    100          105
International Game Technology 7.500%, 6/15/19                                                                  580          663
inVentiv Health, Inc. 144A 10.000%, 8/15/18 (4)                                                                400          393
Isle of Capri Casinos, Inc. 7.000%, 3/1/14                                                                     400          398
Landry's Holdings, Inc. 144A 11.500%, 6/1/14 (4)                                                               275          276
Landry's Restaurants, Inc. 11.625%, 12/1/15                                                                    245          263
Libbey Glass, Inc. 10.000%, 2/15/15                                                                             45           49
Marina District Finance Co., Inc. 144A 9.500%, 10/15/15 (4)                                                    325          340
McJunkin Red Man Corp. 144A 9.500%, 12/15/16 (4)                                                               360          368
Mediacom LLC/Mediacom Capital Corp. 9.125%, 8/15/19                                                            750          795
MGM Resorts International, Inc.
  7.625%, 1/15/17                                                                                              400          387
  11.125%, 11/15/17                                                                                            225          258
Mobile Mini, Inc. 6.875%, 5/1/15                                                                               350          358
NCLCorp., Ltd. 11.750%, 11/15/16                                                                               500          579
Needle Merger Sub Corp. 144A 8.125%, 3/15/19 (4)                                                               500          506
Ono Finance II plc 144A 10.875%, 7/15/19 (4)                                                                   150          160
Penn National Gaming, Inc. 8.750%, 8/15/19                                                                     200          218
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16 (4)                                                            650          671
Polymer Group, Inc. 144A 7.750%, 2/1/19 (4)                                                                     92           93
Production Resource Group, Inc. 144A 8.875%, 5/1/19 (4)                                                        250          249
QVC, Inc. 144A 7.500%, 10/1/19 (4)                                                                             820          873
River Rock Entertainment Authority (The) 9.750%, 11/1/11                                                       250          223
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13                                                                 1,250        1,341
Scientific Games International, Inc. 9.250%, 6/15/19                                                           170          184
Seminole Hard Rock Entertainment, Inc. /
Seminole Hard Rock International LLC 144A
2.747%, 3/15/14 (3)(4)                                                                                          75           71
Seneca Gaming Corp. 144A 8.250%, 12/1/18 (4)                                                                    70           73
Toys "R" Us Property Co., LLC 8.500%, 12/1/17                                                                  600          630
TRW Automotive, Inc. 144A 8.875%, 12/1/17 (4)                                                                  140          158
United Rentals North America, Inc. 10.875%, 6/15/16                                                            198          223
Universal City Development Partners Ltd. /
Universal City Development Partners Finance, Inc.
  8.875%, 11/15/15                                                                                              60           67
  10.875%, 11/15/16                                                                                            200          239
Univision Communications, Inc. 144A 7.875%, 11/1/20 (4)                                                        125          129
Videotron Ltee
  6.375%, 12/15/15                                                                                             180          187
  9.125%, 4/15/18                                                                                               82           92
Wyndham Worldwide Corp. 7.375%, 3/1/20                                                                         590          655
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp. 7.875%, 11/1/17                                                                                          450          492
                                                                                                                         ------
                                                                                                                         18,434
                                                                                                                         ------

CONSUMER STAPLES-1.2%
American Achievement Corp. 144A 10.875%, 4/15/16 (4)                                                           365          330
Bumble Bee Acquisition Corp. 144A 9.000%, 12/15/17 (4)                                                          75           76
Bunge Ltd. Finance Corp. 8.500%, 6/15/19                                                                       250          305
Cencosud SA 144A 5.500%, 1/20/21 (4)                                                                           400          402
Constellation Brands, Inc. 8.375%, 12/15/14                                                                    165          188
Diversey, Inc. 8.250%, 11/15/19                                                                                 50           59
Michael Foods, Inc. 144A 9.750%, 7/15/18 (4)                                                                   275          296
Pilgrim's Pride Corp. 144A 7.875%, 12/15/18 (4)                                                                500          465
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer 144A  9.000%, 4/15/19 (4)                                                                         115          114
Rite Aid Corp. 8.000%, 8/15/20                                                                                 120          130

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                  PAR VALUE        VALUE
                                                                                  ---------        ------
CONSUMER STAPLES-(CONTINUED)
Yankee Candles Co. Holdings LLC / Yankee
  Finance, Inc. PIK 144A 10.250%, 2/15/16 (4)                                     $      440       $  443
                                                                                                   ------
                                                                                                    2,808
                                                                                                   ------

ENERGY-8.1%
Afren plc 144A 11.500%, 2/1/16 (4)                                                       475          525
Alta Mesa Holdings LP / Alta Mesa Finance
Services Corp. 144A 9.625%, 10/15/18 (4)                                                 775          779
Antero Resources Finance Corp. 9.375%, 12/1/17                                           250          270
Breitburn Energy Partners LP 8.625%, 10/15/20                                            240          254
Calumet Specialty Products Partners LP / Calumet
Finance Corp. 144A 9.375%, 5/1/19 (4)                                                    213          220
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18                                                 436          451
Coffeyville Resources Inc. LLC / Coffeyville
Finance, Inc., 144A 10.875%, 4/1/17 (4)                                                  675          769
Energy Partners Ltd. 144A 8.250%, 2/15/18 (4)                                            500          473
Energy Transfer Equity LP 7.500%, 10/15/20                                                75           80
Energy XXI Gulf Coast, Inc. 144A 9.250%, 12/15/17 (4)                                    500          534
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16 (4)                                   750          727
Frontier Oil Corp. 6.875%, 11/15/18                                                      210          223
Gazprom International SA 144A 7.201%, 2/1/20 (4)                                         518          574
Gazprom OAO (Gaz Capital SA)
  144A 6.212%, 11/22/16(4)                                                               935        1,010
  144A 8.146%, 4/11/18(4)                                                                100          118
  144A 6.510%, 3/7/22(4)                                                                 315          334
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16 (4)                              200          207
Hercules Offshore, Inc. 144A 10.500%, 10/15/17 (4)                                       640          672
Hilcorp Energy I LP / Hilcorp Finance Co. 144A 7.750%, 11/1/15 (4)                       600          621
Holly Corp. 9.875%, 6/15/17                                                               88           99
Linn Energy LLC / Linn Energy Finance Corp. 144A 6.500%, 5/15/19 (4)                     512          508
Lukoil International Finance BV
  144A 7.250%, 11/5/19(4)                                                                525          583
  144A 6.125%, 11/9/20(4)(10)                                                            500          516
MIE Holdings Corp. 144A 9.750%, 5/12/16 (4)                                              550          544
OPTI Canada, Inc. 7.875%, 12/15/14                                                       600          249
Petrohawk Energy Corp. 10.500%, 8/1/14                                                   475          537
Petroleos de Venezuela SA 5.250%, 4/12/17                                              1,450          913
Petroleos Mexicanos 6.000%, 3/5/20                                                       270          296
ENERGY-(CONTINUED)
Petroplus Finance Ltd. 144A 6.750%, 5/1/14 (4)                                           535          527
Petropower I Funding Trust 144A 7.360%, 2/15/14 (4)                                      354          359
Pioneer Drilling Co. 9.875%, 3/15/18                                                     110          118
Pride International, Inc. 8.500%, 6/15/19                                                330          416
QEP Resources, Inc. 6.875%, 3/1/21                                                       480          509
SEACOR Holdings, Inc. 7.375%, 10/1/19                                                    600          659
SESI LLC 144A 6.375%, 5/1/19 (4)                                                         650          645
Swift Energy Co. 8.875%, 1/15/20                                                         500          538
Tesoro Corp. 6.500%, 6/1/17                                                              480          492
TNK-BP Finance S.A. 144A 7.250%, 2/2/20 (4)                                              100          111
TNK-BP Finance SA 144A 7.500%, 3/13/13 (4)                                               325          354
Venoco, Inc.
  11.500%, 10/1/17                                                                       600          654
  144A 8.875%, 2/15/19(4)                                                                225          226
Weatherford International Ltd. 9.625%, 3/1/19                                            318          411
Western Refining, Inc. 144A 11.250%, 6/15/17 (4)                                         600          678
                                                                                                   ------
                                                                                                   19,783
                                                                                                   ------

FINANCIALS-18.8%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A 8.200%, 6/25/12 (4)                          150          157
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14 (4)                                        560          585
Agile Property Holdings Ltd. 144A 10.000%, 11/14/16 (4)                                  240          254
Alfa Invest Ltd. 144A 9.250%, 6/24/13 (4)                                                350          378
Allstate Corp. 6.125%, 5/15/37(3)                                                        680          675
American General (Springleaf) Finance Corp. 5.400%, 12/1/15                              750          690
American International Group, Inc. 8.175%, 5/15/58(3)                                    650          710
AmSouth Bank N.A. 4.850%, 4/1/13                                                         825          824
Associated Banc Corp. 5.125%, 3/28/16                                                    355          370
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21 (4)                     425          434
Banco Bradesco SA 144A 5.900%, 1/16/21 (4)                                               750          758
Banco de Credito del Peru 144A 4.750%, 3/16/16 (4)                                       600          594
Banco do Brasil SA 144A 5.375%, 1/15/21 (4)                                              600          585
Banco Santander SA Unipersonal 144A 3.781%, 10/7/15 (4)                                  800          771
Banco Votorantim SA 144A 7.375%, 1/21/20 (4)                                             550          583

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                  PAR VALUE        VALUE
                                                                                  ---------        -----
FINANCIALS-(CONTINUED)
Bank of America Corp.
  5.420%, 3/15/17                                                                 $     700        $ 714
  Capital Trust XI 6.625%, 5/23/36(7)                                                   525          511
Barclays Bank plc
  144A 6.050%, 12/4/17(4)                                                               435          461
  144A 5.926% (3)(4)(6)(7)                                                              600          558
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19 (4)                           385          414
Brandywine Operating Partnership LP 7.500%, 5/15/15                                     500          573
Capital One Capital IV 8.875%, 5/15/40 (7)                                            1,000        1,031
Chubb Corp. 6.375%, 3/29/67(3)                                                          680          704
  Citigroup, Inc.
  4.875%, 5/7/15                                                                        845          881
  5.500%, 2/15/17                                                                       255          268
City National Corp. 5.250%, 9/15/20                                                     475          486
Discover Bank
  8.700%, 11/18/19                                                                      250          302
  7.000%, 4/15/20                                                                       700          777
DuPont Fabros Technology LP 8.500%, 12/15/17                                            700          768
Equity One, Inc. 6.250%, 12/15/14                                                       375          410
Fidelity National Financial Sevices, Inc. 6.600%, 5/15/17                               750          792
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)                                         800          786
First Niagara Financial Group, Inc. 6.750%, 3/19/20                                     500          551
First Tennessee Bank N.A. 5.050%, 1/15/15                                             1,325        1,385
  Ford Motor Credit Co., LLC
  8.000%, 6/1/14                                                                        400          439
  8.700%, 10/1/14                                                                       125          140
  6.625%, 8/15/17                                                                       255          271
  8.125%, 1/15/20                                                                       650          755
Genworth Financial, Inc.
  5.750%, 6/15/14                                                                       500          522
  6.515%, 5/22/18                                                                       700          696
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67 (3)(4)                              970          861
HBOS plc 144A 6.750%, 5/21/18 (4)                                                       115          111
Host Hotels & Resorts LP 9.000%, 5/15/17                                                125          141
HSBC Bank plc 144A 3.100%, 5/24/16 (4)                                                  325          323
Huntington Bancshares, Inc. 7.000%, 12/15/20                                            500          564
ICICI Bank Ltd.
  144A 5.750%, 11/16/20(4)                                                              450          442
  144A 6.375%, 4/30/22(3)(4)                                                            375          366
ING Bank NV 144A 5.000%, 6/9/21 (4)                                                     600          595
International Lease Finance Corp.
  5.300%, 5/1/12                                                                        625          638
  5.650%, 6/1/14                                                                        600          603
  6.250%, 5/15/19                                                                       399          390
Jefferies Group, Inc. 8.500%, 7/15/19                                                   500          591
JPMorgan Chase Capital XXVII Series AA 7.000%, 11/1/39                                  500          499
Kazkommerts Bank International BV
  RegS 8.500%, 4/16/13(5)                                                               500          505
  RegS 8.000%, 11/3/15(5)                                                               250          246
Lincoln National Corp. 6.050%, 4/20/67(3) (7)                                           300          289
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20 (4)                          600          561
Lloyds TSB Bank plc 144A 6.500%, 9/14/20 (4)                                            750          707
Macquarie Bank Ltd. 144A 6.625%, 4/7/21 (4)                                             150          151
Macquarie Group Ltd. 144A 7.625%, 8/13/19 (4)                                           500          546
Morgan Stanley 144A 10.090%, 5/3/17 (4)                                               1,000BRL       631
National Retail Properties, Inc. 5.500%, 7/15/21                                        600          587
ORIX Corp. 5.000%, 1/12/16                                                              343          356
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 9.250%, 4/1/15                175          182
ProLogis LP 7.625%, 8/15/14                                                             500          570
Prudential Financial, Inc. 8.875%, 6/15/38(3)(7)                                        450          525
Realogy Corp. 144A 7.875%, 2/15/19 (4)                                                  500          498
Regions Financial Corp.
  7.750%, 11/10/14                                                                      200          212
  5.750%, 6/15/15                                                                       210          207
Resona Bank Ltd. 144A 5.850%  (3)(4)(6)(7)                                              750          748
Royal Bank of Scotland Group plc (The)
  6.400%, 10/21/19                                                                      370          380
  7.648% (3)(6) (7)                                                                     550          498
Royal Bank of Scotland plc (The)
  4.875%, 3/16/15                                                                       285          296
  3.950%, 9/21/15                                                                       205          206
  5.625%, 8/24/20                                                                       750          750
Russian Agricultural Bank OJSC (RSHB Capital SA)
  144A 9.000%, 6/11/14(4)                                                               100          114
  144A 6.299%, 5/15/17(4)                                                               380          404
SLM Corp.
  6.250%, 1/25/16                                                                       500          519

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                  PAR VALUE        VALUE
                                                                                  ---------        ------
FINANCIALS-(CONTINUED)
  8.450%, 6/15/18                                                                 $   1,050        $1,152
Societe Generale 144A 5.922%,  (3)(4)(6)(8)                                             650           562
Sovereign Bank 8.750%, 5/30/18                                                          400           452
SunTrust Bank 5.400%, 4/1/20                                                            250           256
SunTust Capital Vlll 6.100%, 12/15/36(3)                                                750           735
Vanguard Health Holding Co. II, LLC / Vanguard
Holding Co. II, Inc. 7.750%, 2/1/19                                                     466           474
Vnesheconombank Via VEB Finance Ltd. 144A 6.800%, 11/22/25 (4)                          500           508
Webster Financial Corp. 5.125%, 4/15/14                                                 205           202
Willis North America, Inc. 7.000%, 9/29/19                                              500           554
Zions Bancorp
  5.650%, 5/15/14                                                                       225           233
  7.750%, 9/23/14                                                                       225           247
                                                                                                   ------
                                                                                                   45,750
                                                                                                   ------

HEALTH CARE-1.2%
Healthsouth Corp. 7.250%, 10/1/18                                                       410           429
Mylan, Inc. 144A 7.625%, 7/15/17 (4)                                                    113           124
Omnicare, Inc. 7.750%, 6/1/20                                                           240           256
Patheon, Inc. 144A 8.625%, 4/15/17 (4)                                                  110           112
PharmaNet Development Group, Inc. 144A 10.875%, 4/15/17 (4)                             305           383
Rotech Healthcare, Inc.
  10.750%, 10/15/15                                                                      75            82
  144A 10.500%, 3/15/18(4)                                                              550           533
Select Medical Corp. 7.625%, 2/1/15                                                     225           224
Symbion, Inc. 144A 8.000%, 6/15/16 (4)                                                  589           579
U.S. Oncology, Inc. Escrow  0.000%, 2/16/49(9)                                          300             -
Universal Health Services, Inc. 7.000%, 10/1/18                                         140           145
                                                                                                   ------
                                                                                                    2,867
                                                                                                   ------

INDUSTRIALS-4.0%
ADS Tactical, Inc. 144A 11.000%, 4/1/18 (4)                                              600          633
America West Airlines 00-1G 8.057%, 7/2/20                                               522          543
AWAS Aviation Capital Ltd. 144A 7.000%, 10/15/16 (4)                                     410          423
CHC Helicopter SA 144A 9.250%, 10/15/20 (4)                                              325          295
Continental Airlines, Inc. Pass-Through-Trust 98-1A, 6.648%, 9/15/17                     327          345
Delta Air Lines, Inc. Pass-Through-Trust 02-1, G-1 6.718%, 1/2/23                        980          990
Deluxe Corp. 144A 7.000%, 3/15/19 (4)                                                    510          507
Dematic SA 144A 8.750%, 5/1/16 (4)                                                       525          522
General Cable Corp. 7.125%, 4/1/17                                                       500          514
Kratos Defense & Security Solutions, Inc. 144A 10.000%, 6/1/17 (4)                       625          662
Liberty Tire Recycling 144A 11.000%, 10/1/16 (4)                                         170          178
Marquette Transportation Co. / Marquette
Transportation Finance Corp. 10.875%, 1/15/17                                            125          127
Moog, Inc. 7.250%, 6/15/18                                                               100          107
Owens Corning, Inc. 6.500%, 12/1/16                                                      595          647
Steelcase, Inc. 6.375%, 2/15/21                                                          675          702
Teekay Corp. 8.500%, 1/15/20                                                             300          311
Thermadyne Holdings Corp. 144A 9.000%, 12/15/17 (4)                                      500          525
U.S. Airways Pass-Through-Trust
  99-1A 8.360%, 1/20/19                                                                  334          348
  11-1 A 7.125%, 10/22/23                                                                600          600
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21 (4)                                             750          799
                                                                                                   ------
                                                                                                    9,778
                                                                                                   ------

INFORMATION TECHNOLOGY-2.5%
Audatex North America, Inc. 144A 6.750%, 6/15/18 (4)                                     325          328
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17                                      525          545
CDW LLC / CDW Finance Corp. 144A 8.500%, 4/1/19 (4)                                      575          566
CommScope, Inc. 144A 8.250%, 1/15/19 (4)                                                 520          538
Crown Castle Holdings GS V LLC / Crown Castle
GS III Corp. 144A 7.750%, 5/1/17 (4)                                                     400          433
eAccess Ltd. 144A 8.250%, 4/1/18 (4)                                                     400          401
EarthLink, Inc. 144A 8.875%, 5/15/19 (4)                                                 225          205
Freescale Semiconductor, Inc. 10.125%, 12/15/16                                          350          378
iGate Corp. 144A 9.000%, 5/1/16 (4)                                                      600          609
Jabil Circuit, Inc. 8.250%, 3/15/18                                                      600          689
Seagate HDD Cayman 144A 7.750%, 12/15/18 (4)                                             600          633
Sorenson Communications, Inc. 144A 10.500%, 2/1/15 (4)                                   500          339
Spansion LLC 144A 7.875%, 11/15/17 (4)                                                   350          357
SunGard Data Systems, Inc. 7.375%, 11/15/18                                              150          151
                                                                                                   ------
                                                                                                    6,172
                                                                                                   ------

MATERIALS-5.0%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18 (4)                                           434         472

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                  PAR VALUE        VALUE
                                                                                  ----------       ------
MATERIALS-(CONTINUED)
APERAM 144A 7.375%, 4/1/16 (4)                                                    $      250       $  253
Berry Plastics Corp. 9.500%, 5/15/18                                                     435          434
Braskem Finance Ltd. 144A 5.750%, 4/15/21 (4)                                            500          503
Building Materials Corp. of America 144A 6.750%, 5/1/21 (4)                               46           46
Carpenter Technology Corp. 5.200%, 7/15/21                                               600          587
Catalyst Paper Corp. 7.375%, 3/1/14                                                      645          402
Celanese US Holdings LLC 6.625%, 10/15/18                                                 45           48
Cemex Finance LLC 144A 9.500%, 12/14/16 (4)                                              245          254
Commercial Metals Co. 7.350%, 8/15/18                                                    730          779
Edgen Murray Corp. 12.250%, 1/15/15                                                      650          658
Fosun International Ltd. 144A 7.500%, 5/12/16 (4)                                        530          527
Georgia-Pacific LLC 144A 7.125%, 1/15/17 (4)                                             475          501
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20 (4)                                           250          278
Graham Packaging Co., LP/GPC Capital Corp I 8.250%, 10/1/18                              140          156
Huntsman International LLC 8.625%, 3/15/21                                               125          137
Ineos Group Holdings plc 144A 8.500%, 2/15/16 (4)                                      1,550        1,538
JMC Steel Group, Inc. 144A 8.250%, 3/15/18 (4)                                           195          199
Lyondell Chemical Co. 11.000%, 5/1/18                                                    250          281
Nortek, Inc. 144A 8.500%, 4/15/21 (4)                                                    500          465
Nova Chemicals Corp. 3.542%, 11/15/13(3)                                               1,000          997
Owens-Brockway Glass Container, Inc. 7.375%, 5/15/16                                     475          519
Plastipak Holdings, Inc. 144A 8.500%, 12/15/15 (4)                                       500          515
Severstal OAO Via Steel Capital SA 144A 6.700%, 10/25/17 (4)(10)                         125          128
Steel Dynamics, Inc. 7.375%, 11/1/12                                                     225          239
USG Corp. 144A 9.750%, 8/1/14 (4)                                                        100          107
Vedanta Resources plc 144A 9.500%, 7/18/18 (4)                                           375          411
Verso Paper Holdings LLC / Verso Paper, Inc. Series B, 11.375%, 8/1/16                   750          699
                                                                                                   ------
                                                                                                   12,133
                                                                                                   ------

TELECOMMUNICATION SERVICES-2.6%
Axtel SAB de C.V. 144A 9.000%, 9/22/19 (4)                                               200          196
Cincinnati Bell, Inc. 8.250%, 10/15/17                                                   180          182
Clearwire Communications LLC / Clearwire Finance, Inc.
  144A 12.000%, 12/1/15(4)                                                               100          108
  144A 12.000%, 12/1/15(4)                                                               100          107
Cricket Communications, Inc. 144A 7.750%, 10/15/20 (4)                                   262          258
Crown Castle Towers LLC 144A 4.883%, 8/15/20 (4)                                         500          503
Frontier Communications Corp.
  7.875%, 4/15/15                                                                        325          354
  8.125%, 10/1/18                                                                        275          300
ITC DeltaCom, Inc. 10.500%, 4/1/16                                                       400          420
Nextel Communications, Inc.
  Series E 6.875%, 10/31/13                                                              175          177
  Series D 7.375%, 8/1/15                                                                650          653
OJSC Vimpel Communications (VIP Finance Ireland Ltd.) 144A 6.493%, 2/2/16 (4)            200          207
Qwest Corp.
  8.375%, 5/1/16                                                                         200          236
  6.500%, 6/1/17                                                                         215          233
Telemar Norte Leste SA 144A 5.500%, 10/23/20 (4)                                         305          301
Virgin Media Finance plc Series 1, 9.500%, 8/15/16                                       410          465
  West Corp.
  144A 8.625%, 10/1/18(4)                                                                150          152
  144A 7.875%, 1/15/19(4)                                                                480          467
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17 (4)                                  350          398
  Windstream Corp.
  7.000%, 3/15/19                                                                        250          254
  7.750%, 10/15/20                                                                       450          474
                                                                                                   ------
                                                                                                    6,445
                                                                                                   ------

UTILITIES-0.9%
Calpine Corp. 144A 7.875%, 1/15/23 (4)                                                   250          258
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19 (4)                               100          113
Israel Electric Corp., Ltd. 144A 7.250%, 1/15/19 (4)                                     200          220
Mega Advance Investments Ltd. 144A 5.000%, 5/12/21 (4)                                   500          492
Midwest Generation LLC Series B 8.560%, 1/2/16                                            91           94
NRG Energy, Inc.
  144A 7.625%, 1/15/18(4)                                                                105          105
  144A 7.625%, 5/15/19(4)                                                                500          499
Suburban Propane Partners LP / Suburban Energy Finance Corp. 7.375%, 3/15/20             180          189

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                  PAR VALUE       VALUE
                                                                                  ---------      -------
UTILITIES-(CONTINUED)
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15             $     200      $   122
                                                                                                 -------
                                                                                                   2,092
                                                                                                 -------
--------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $120,349)                                                                       126,262
--------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS-0.2%
Transocean, Inc. Series C, 1.500%, 12/15/37                                             500          490

--------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $466)                                                                               490
--------------------------------------------------------------------------------------------------------

LOAN AGREEMENTS (3)-15.6%

CONSUMER DISCRETIONARY-4.8%
Advantage Sales & Marketing, Inc. 9.250%, 6/18/18                                       385          392
Affinity Gaming LLC (Herbest Gaming LLC) 10.000%, 12/31/15                              250          257
AMF Bowling Worldwide, Inc. Tranche B, 2.691%, 6/7/13                                   466          411
Atrium Cos., Inc. 7.000%, 4/30/16                                                       495          488
Bourland & Leverich Supply Co. LLC 11.000%, 8/19/15                                     356          376
Brickman Group Holdings, Inc. Tranche B, 7.250%, 10/14/16                               279          283
Caesars Entertainment Corp. Tranche B, 9.250%, 4/25/17                                  300          304
Caesars Entertainment Operating Co., Inc. (Harrah's Operating Company, Inc.)
  Tranche B-2, 3.230%, 1/28/15                                                          346          313
  Tranche B-4, 9.500%, 10/31/16                                                         212          221
Cengage Learning Acquisitions, Inc. 2.500%, 7/3/14                                      782          705
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17          250          245
CityCenter Holdings LLC 7.500%, 1/21/15                                                  70           71
Clear Channel Communications, Inc. Tranche B, 3.836%, 1/29/16                           241          205
Filimyard Holdings LLC (Miramax) 7.750%, 6/22/16                                        165          167
Focus Brands, Inc. 4.980%, 11/5/16                                                      120          121
Gateway Casinos & Entertainment Ltd. Tranche B-1, 6.500%, 5/12/16                       496CAD       517
Getty Images, Inc. 5.250%, 11/7/16                                                      328          330
Guitar Center, Inc. 5.500%, 4/9/17                                                      250          235
HHI Holdings LLC 7.000%, 3/21/17                                                        249          250
Hubbard Radio LLC 8.750%, 4/29/17                                                       200          204
Intelsat Jackson Holding SA (Intelsat Jackson Holding Ltd.) 3.285%, 2/1/14              575          553
inVentiv Health, Inc. (Ventive Health, Inc.) Tranche B, 4.750%, 8/4/16                  297          296
Kalispel Tribal Economic Authority 7.500%, 2/25/17                                      500          491
Landry's Restaurants, Inc. 6.250%, 12/1/14                                              173          174
Las Vegas Sands LLC
  Tranche B, 2.690%, 11/23/16                                                           296          288
  Tranche DD-I, 2.690%, 11/23/16                                                         60           58
Michaels Stores, Inc. Tranche B-2, 4.813%, 7/31/16                                      509          507
Nielsen Finance LLC Tranche B, 3.940%, 5/1/16                                           204          204
Ozburn-Hessey Holding Co., LLC 7.500%, 4/8/16                                           395          397
Radio One, Inc. 7.500%, 3/31/16                                                         224          227
Revel AC, Inc. Tranche B, 9.000%, 2/17/17                                               258          242
Sinclair Television Group, Inc. Tranche B 4.000%, 10/28/16                              135          136
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17                                323          326
SRAM LLC 8.500%, 12/7/18                                                                229          229
Transtar Industries, Inc. 10.250%, 12/21/17                                             275          279
Universal City Development Partners Ltd. 5.500%, 11/6/14                                 67           67
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16                                      746          744
Vision Solutions, Inc. 6.000%, 7/23/16                                                  459          458
                                                                                                 -------
                                                                                                  11,771
                                                                                                 -------

CONSUMER STAPLES-0.6%
Del Monte Foods Co. 4.500%, 3/8/18                                                      114          114
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17                              444          445
Spectrum Brands Holdings, Inc. 5.000%, 6/17/16                                          678          684
U.S. Foodservice, Inc. 5.750%, 5/11/17                                                  249          243
                                                                                                 -------
                                                                                                   1,486
                                                                                                 -------

ENERGY-0.2%
Big West Oil LLC 7.000%, 3/31/16                                                        170          172

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)


                                                                                  PAR VALUE        VALUE
                                                                                  ----------       ------
ENERGY-(CONTINUED)
Hercules Offshore LLC 7.500%, 7/11/13                                             $      282       $  282
                                                                                                   ------
                                                                                                      454
                                                                                                   ------

FINANCIALS-0.9%
Asurion LLC (Asurion Corp.) 9.000%, 5/24/19                                              400          402
CNO Financial Group, Inc. Tranche B-1 6.250%, 9/30/16                                    206          207
iStar Financial, Inc. Tranche A-2 7.000%, 6/30/14                                        465          465
Springleaf Financial Funding Co. (American
General Finance Corp.) 5.500%, 5/10/17                                                   420          412
Synatech Technologies, Inc. (Synagro Technologies, Inc.) 2.200%, 4/2/14                  401          373
Walter Investments, Inc. 7.750%, 6/30/16                                                 333          327
                                                                                                   ------
                                                                                                    2,186
                                                                                                   ------

HEALTH CARE-1.5%
Ardent Health Services LLC 6.500%, 9/15/15                                               494          494
Armored AutoGroup, Inc. (Viking Acquistion, Inc.) 6.000%, 11/5/16                        109          109
Aveta, Inc.
  Tranche NAMM 8.500%, 4/14/15                                                           232          233
  Tranche MMM 8.500%, 4/14/15                                                            232          233
Axcan Intermediate Holdings, Inc. 5.500%, 2/10/17                                        413          409
Medical Card Systems, Inc. 12.000%, 9/17/15                                              361          375
National Specialty Hospitals, Inc.
   Tranche DD 0.750%, 2/3/17                                                              74           75
   8.250%, 2/3/17                                                                        426          427
Res-Care, Inc. Tranche B, 7.250%, 12/22/16                                               498          499
Sheridan Healthcare, Inc. Tranche B, 4.000%, 6/15/14                                      99           99
Smile Brands, Inc. Tranche B, 7.000%, 12/21/17                                           373          374
Surgery Center Holdings, Inc. 6.500%, 2/4/17                                             403          407
                                                                                                   ------
                                                                                                    3,734
                                                                                                   ------

INDUSTRIALS-2.1%
Alliance Laundry Holdings LLC 6.250%, 9/30/16                                            607          612
API Technologies Corp. 7.750%, 6/1/16                                                    500          490
Brock Holdings Ill, Inc. 10.000%, 3/16/18                                                285          293
CHG Healthcare Services, Inc. 5.500%, 10/7/16                                            445          445
Goodman Global, Inc. 9.000%, 10/30/17                                                    200          206
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.760%, 6/30/14         978          878
Hawker Beechcraft Aquistion Co., LLC
  Letter of Credit, 2.100%, 3/26/14                                                       34           28
  2.190%, 3/26/14                                                                        542          457
Holdings Gaming Borrower LP Tranche B-1, 12.000%, 6/30/15                                159          172
Husky Injection Molding System 6.500%, 6/30/18                                           450          452
Intelligrated, Inc. 7.500%, 2/17/17                                                      494          493
Protection One, Inc. 6.000%, 6/4/16                                                      208          209
Vertrue LLC 5.250%, 8/16/14                                                              169          148
Zuffa LLC 7.500%, 6/19/15                                                                209          211
                                                                                                   ------
                                                                                                    5,094
                                                                                                   ------

INFORMATION TECHNOLOGY-2.9%
Applied Systems, Inc. 9.250%, 6/8/17                                                     333          338
Avaya, Inc.
  Tranche B-1 3.005%, 10/24/14                                                           244          235
  Tranche B-3 4.755%, 10/26/17                                                           490          473
AVG Technologies N.V. 7.500%, 3/15/16                                                    425          412
DynCorp International LLC 6.250%, 7/7/16                                                 354          356
Fibertech Networks LLC (Firefox Merger Sub LLC) 6.750%, 11/30/16                         165          167
First Data Corp.
  Tranche B-3, 2.940%, 9/24/14                                                           562          521
  Tranche B-1, 2.940%, 9/24/14                                                           352          326
Freescale Semiconductor, Inc. 4.440%, 12/1/16                                            390          389
ILC Industries LLC (Data Device Corp.) 7.250%, 12/23/16                                  351          351
Infor Enterprise Solutions Holdings, Inc. (Magellan Holdings, Inc.)
  Tranche DD, 6.440%, 3/2/14                                                             174          151
  6.440%, 3/2/14                                                                         301          260
Instant Web, Inc.
  3.560%, 8/7/14                                                                         405          371
  Tranche DD 3.560%, 8/7/14                                                               42           39
Lawson Software, Inc. 6.750%, 7/5/17                                                     400          384
Novell, Inc. (Attachmate Corp.) 6.500%, 4/27/17                                          550          552
SonicWALL, Inc. 8.250%, 1/23/16                                                          349          350
Sorenson Communications, Inc. Tranche C 6.000%, 8/16/13                                  236          229
Spansion LLC 4.750%, 2/9/15                                                              300          301
Springboard Finance LLC 7.000%, 2/23/15                                                  198          199
Transaction Network Services, Inc. 6.000%, 11/18/15                                      216          217

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                   PAR VALUE          VALUE
                                                                                   ----------         ------
INFORMATION TECHNOLOGY-(CONTINUED)
Wall Street Systems, Inc. 0.000%, 6/1/18                                           $      335         $  339
                                                                                                      ------
                                                                                                       6,960
                                                                                                      ------

MATERIALS-0.9%
Anchor Glass Container Corp. 10.000%, 9/2/16                                              760            772
CPG International, Inc. Tranche B, 6.000%, 2/18/17                                        265            265
General Chemical Corp. Tranche B, 5.000%, 10/6/15                                         335            337
Hoffmaster Group, Inc. 7.000%, 6/2/16                                                     437            439
New Sunward Holding BV Tranche B, 4.747%, 2/14/14                                         259            239
                                                                                                      ------
                                                                                                       2,052
                                                                                                      ------

TELECOMMUNICATION SERVICES-1.4%
Level 3 Communications, Inc. Tranche B 11.500%, 3/13/14                                   130            138
Presidio, Inc. 7.250%, 3/31/17                                                            244            244
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) 5.250%, 5/31/17          440            439
Sidera Networks, Inc. (RCN Corp.) 5.500%, 8/26/16                                         535            535
U.S. TelePacific Corp. 5.750%, 2/23/17                                                    919            918
Univision Communications, Inc. 4.500%, 3/31/17                                            948            902
Vonage America, Inc. / Vonage Holdings Corp. 9.750%, 12/14/15                             195            196
                                                                                                      ------
                                                                                                       3,372
                                                                                                      ------

UTILITIES-0.3%
NRG Energy, Inc.
  4.000%, 2/1/13                                                                           19             19
  Letter of Credit 4.000%, 2/1/13                                                         437            436
Texas Competitive Electric Holdings Co., LLC Tranche 2014, 3.690%, 10/10/14               377            320
                                                                                                      ------
                                                                                                         775
------------------------------------------------------------------------------------------------------------

TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $37,295)                                                                             37,884
------------------------------------------------------------------------------------------------------------

                                                                                    SHARES         VALUE
                                                                                  ----------     ---------
PREFERRED STOCK-1.8%

FINANCIALS-1.6%
Ally Financial, Inc. Series A, 8.50%                                                  20,000           500
Ally Financial, Inc. Series G,144A 7.00%(4)                                              321           302
Banco Bilbao Vizcaya Argentaria S.A.
International Preferred S.A. Unipersonal 5.92%(3)                                        675           559
Banco do Brasil S.A. 144A 8.50%(3)(4)                                                    600           694
Bank of America Corp. Series K, 8.00%(3)                                                 375           392
Citigroup Capital XIII 7.875%,(3)                                                     10,650           296
FNMA Series S, 8.250%(3)                                                              38,000            82
JPMorgan Chase & Co. Series 1, 7.90%(3)                                                  247           265
PNC Financial Services Group, Inc. Series K, 8.25%(3)                                    350           370
UOB Cayman Ltd. 144A 5.80%(3)(4)                                                         500           516
                                                                                                 ---------
                                                                                                     3,976
                                                                                                 ---------

INDUSTRIALS-0.2%
Seaspan Corp. Series C, 9.50%(3)                                                      20,000           546
                                                                                                 ---------
----------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $4,622)                                                                             4,522
----------------------------------------------------------------------------------------------------------

COMMON STOCKS-0.0%

CONSUMER DISCRETIONARY-0.0%
Mark IV Industries(2)                                                                    117             7
                                                                                                 ---------


TOTAL COMMON STOCKS
(IDENTIFIED COST $1)                                                                                     7
----------------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-99.0%
(IDENTIFIED COST $228,299)                                                                         240,891
----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-1.2%

MONEY MARKET MUTUAL FUNDS-1.2%
BlackRock Liquidity Funds TempFund Portfolio -
Institutional Shares (seven-day effective yield 0.085%)                            2,830,515         2,831
                                                                                                 ---------
----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,831)                                                                             2,831
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-100.2%
(IDENTIFIED COST $231,130)                                                                         243,722(1)
Other assets and liabilities, net-(0.2)%                                                              (471)
                                                                                                 ---------

NET ASSETS-100.0%                                                                                $ 243,251
                                                                                                 =========

ABBREVIATIONS:

ADS     American Depositary Share
FNMA    Federal National Mortgage Association ("Fannie Mae").
PIK     Payment-in-Kind Security

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

----------
FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $66,657 or 27.4% of net assets.

(5) Regulation S Security. Security is offered ans sold outside of the United States

(6)  No contractual maturity date

(7)  Interest payments may be deferred.

(8) Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.

(9) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(10) This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

FOREIGN CURRENCIES:

AUD     Australian Dollar
BRL     Brazil Real
CAD     Canadian Dollar
COP     Colombian Peso
IDR     Indonesian Rupiah
KRW     Korean Won
NOK     Norwegian Krone
NZD     New Zealand Dollar
PLZ     Polish Zloty
SEK     Swedish Krona
TRY     New Turkish Lira

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS +
-------------------------
United States          72%
Brazil                  3
United Kingdom          3
Argentina               2
Australia               2
Canada                  2
Venezuela               2
Other                  14
-------------------------
Total                 100%
-------------------------

+   % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                        LEVEL 2        LEVEL 3
                                                                                      SIGNIFICANT    SIGNIFICANT
                                                   TOTAL VALUE AT       LEVEL 1        OBSERVABLE   UNOBSERVABLE
                                                    JUNE 30, 2011    QUOTED PRICES       INPUTS        INPUTS
-----------------------------------------------------------------------------------------------------------------
Debt Securities:
 Municipal Bonds                                   $        1,401    $           -    $      1,401  $           -
 Foreign Government Securities                             28,491                -          28,491              -
 Mortgage-Backed Securities                                38,752                -          38,752              -
 Asset-Backed Securities                                    3,082                -           3,082              -
 Corporate Bonds And Notes                                126,262                -         126,262              -
 Convertible Bonds                                            490                -             490              -
 Loan Agreements                                           37,884                -          37,884              -
Equity Securities:
 Preferred Stock                                            4,522                -           4,522              -
 Common Stocks                                                  7                -               -              7
 Short-Term Investments                                     2,831            2,831               -              -
-----------------------------------------------------------------------------------------------------------------
Total Investments                                  $       243,722   $       2,831    $    240,884  $           7
-----------------------------------------------------------------------------------------------------------------

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                  Loan      Common
INVESTMENTS IN SECURITIES              TOTAL   Agreements   Stocks
                                     --------  ----------  -------
BALANCE AS OF SEPTEMBER 30,
2010:                                  $  294   $     290  $     4

Accrued Discount/(Premium)                  3           3        -

Realized Gain (Loss)                       15          15        -

Change in Unrealized
Appreciation (Depreciation)                10           7        3

Net Purchases/(Sales) (b)                (315)       (315)       -

Transfers In and/or Out of Level 3
(a)                                         -           -        -
                                     --------  ----------  -------
BALANCE AS OF JUNE 30, 2011            $    7   $       -  $     7
                                     ========  ==========  =======

----------
(a) "Transfers in and/or out" represent the ending value as of June 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                    PAR VALUE           VALUE
                                                                    ---------         ---------
U.S. GOVERNMENT SECURITIES--0.2%
U.S. Treasury Note 1.750%, 5/31/16                                  $      10,000     $  10,016
-----------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $10,096)                                                                10,016
-----------------------------------------------------------------------------------------------
MUNICIPAL BONDS--0.3%
CONNECTICUT--0.0%
Mashantucket Western Pequot Tribe Taxable
Series A, 144A ( NATL Insured) 6.910%, 9/1/12 (4)                           1,715         1,578
                                                                                        -------
KENTUCKY--0.2%
Commonwealth of Kentucky Taxable 3.165%,
 4/1/18                                                                     7,100         7,099
                                                                                        -------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
Series 07-A1, 6.706%, 6/1/46                                                4,850         3,240
-----------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $13,280)                                                                11,917
-----------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--10.2%

Bolivarian Republic of Venezuela
  8.500%, 10/8/14                                                          22,580        20,717
  RegS 5.750%, 2/26/16(5)                                                  26,205        20,440
  RegS 7.000%, 12/1/18(5)                                                   3,230         2,318
Commonwealth of Australia Series 123, 5.750%, 4/15/12                      65,332AUD     70,627
Commonwealth of Canada 2.000%, 9/1/12                                      55,743CAD     58,233
Commonwealth of New Zealand
  Series 1111, 6.000%, 11/15/11                                            42,370NZD     35,541
  Series 413, 6.500%, 4/15/13                                              11,084NZD      9,704
Federative Republic of Brazil
  12.500%, 1/5/16                                                          44,484BRL     33,705
  10.250%, 1/10/28                                                          4,275BRL      2,999
Kingdom of Norway Series 470, 6.500%, 5/15/13                             125,782NOK     24,981
Kingdom of Sweden Series 1046, 5.500%, 10/8/12                            111,305SEK     18,326
Republic of Argentina
  provincia de Neuquen 144A 7.875%, 4/26/21(4)                              6,544         6,732
  PIK Interest Capitalization 8.280%, 12/31/33                             44,037        39,082
  Series GDP 3.169%, 12/15/35(3)                                           24,420         4,359
Republic of Colombia 12.000%, 10/22/15                                  9,935,000COP      7,153
Republic of Indonesia
  Series FR-23, 11.000%, 12/15/12                                      26,600,000IDR      3,325
  Series FR-30, 10.750%, 5/15/16                                       40,550,000IDR      5,495

Republic of Korea Series 1112, 4.750%, 12/10/11                        23,141,000KRW     21,807
Republic of Lithuania 144A 6.750%, 1/15/15 (4)                             10,600        11,713
Republic of Poland
  Series 0414, 5.750%, 4/25/14                                             67,160PLZ     25,021
  3.875%, 7/16/15                                                          12,250        12,667
Republic of Turkey 0.000%, 4/25/12                                         13,190TRY      7,575
Russian Federation RegS 7.500%, 3/31/30 (3)(5)                              1,730         2,040
-----------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $405,357)                                                              444,560
-----------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES--28.0%

AGENCY--3.2%
FHLMC 6.000%, 8/1/34                                                        1,175         1,300
FNMA
  5.500%, 1/1/17                                                              285           310
  6.000%, 5/1/17                                                               91            99
  5.500%, 8/1/17                                                               71            77
  4.500%, 4/1/18                                                              517           553
  5.000%, 10/1/19                                                           1,419         1,534
  5.500%, 2/1/20                                                              681           740
  5.500%, 3/1/20                                                              184           201
  5.500%, 3/1/20                                                              261           284
  5.500%, 3/1/20                                                              908           988
  5.500%, 3/1/20                                                              555           604
  5.500%, 4/1/20                                                              826           898
  5.000%, 6/1/20                                                            2,161         2,338
  6.000%, 12/1/32                                                             155           172
  5.500%, 2/1/33                                                              337           367
  5.500%, 5/1/34                                                            1,544         1,681
  6.000%, 8/1/34                                                              996         1,105
  6.000%, 10/1/34                                                             957         1,057
  6.000%, 10/1/34                                                             566           626
  5.500%, 11/1/34                                                           1,718         1,870
  5.500%, 11/1/34                                                           1,517         1,650
  6.000%, 11/1/34                                                           1,451         1,603
  5.500%, 12/1/34                                                             848           923
  5.500%, 1/1/35                                                            1,896         2,063
  6.000%, 1/1/37                                                            1,841         2,029
  6.000%, 1/1/37                                                            1,246         1,373
  5.500%, 7/1/37                                                               11            12
  6.000%, 7/1/37                                                              471           518
  6.000%, 12/1/37                                                           2,286         2,515
  6.000%, 4/1/38                                                            1,592         1,752
  5.500%, 9/1/38                                                            1,732         1,875

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                     PAR VALUE    VALUE
                                                                     ----------   -------
AGENCY-(CONTINUED)
  5.500%, 12/1/38                                                    $    1,548   $  1,676
  5.000%, 7/1/40                                                          9,761     10,391
  5.000%, 7/1/40                                                          7,817      8,322
  5.000%, 8/1/40                                                         37,375     39,775
  4.500%, 5/1/41                                                         19,905     20,625
  4.500%, 5/1/41                                                         19,920     20,641
  4.500%, 5/1/41                                                          4,972      5,152
GNMA
  6.500%, 7/15/31                                                            26         30
  6.500%, 8/15/31                                                            62         70
  6.500%, 11/15/31                                                           59         67
  6.500%, 2/15/32                                                            26         30
  6.500%, 4/15/32                                                            99        113
  6.500%, 4/15/32                                                            96        110
                                                                                   -------
                                                                                   140,119
                                                                                   -------
NON-AGENCY-24.8%
ABN AMRO Mortgage Corp. 02-9, M 5.750%,
  12/25/32                                                                2,757      2,758
American Tower Trust 07-1A, C 144A 5.615%,
  4/15/37 (4)                                                             3,685      3,931
Americold LLC Trust 10-ARTA, A1 144A 3.847%,
  1/14/29 (4)                                                            13,835     14,112
Banc of America Alternative Loan Trust 03-10,
2A1 6.000%, 12/25/33                                                      6,865      7,182
Banc of America Commercial Mortgage, Inc.
  05-2, B 5.037%, 7/10/43(3)                                             10,141      9,864
  05-6, AM 5.200%, 9/10/47(3)                                             1,630      1,692
  07-1, AMFX 5.482%, 1/15/49(3)                                          12,350     12,028
Banc of America Funding Corp. 06-5, 4A4 6.000%, 9/25/36                   4,475      4,470
Banc of America Mortgage Securities, Inc.
  05-1, 1A22 5.250%, 2/25/35                                              4,157      4,112
  5.500%, 3/25/35                                                         4,553      4,574
Bear Stearns Commercial Mortgage Securities,
  Inc.
  06-T22, AM 5.533%, 4/12/38(3)                                          11,600     12,172
  06-PW12, AM 5.760%, 9/11/38(3)                                          8,600      8,949
  06-PW14, A4 5.201%, 12/11/38                                            7,400      7,965
  06-PW14, AM 5.243%, 12/11/38                                           10,000      9,826
  05-PW10, A4 5.405%, 12/11/40(3)                                         1,720      1,875
  05-PW10, AM 5.449%, 12/11/40(3)                                        11,550     11,590
  04-PWR3, A4 4.715%, 2/11/41                                             6,500      6,891
  05-PWR8, A4 4.674%, 6/11/41                                             7,100      7,588
  04-PWR5, A5 4.978%, 7/11/42(3)                                          3,925      4,206
  07-T28, A4 5.742%, 9/11/42(3)                                           3,360      3,742
  07-PW18, A4 5.700%, 6/11/50                                             6,500      7,065
Chase Mortgage Finance Corp. 05-S1, A10
  5.500%, 5/25/35                                                         7,680      7,593
Citicorp Mortgage Securities, Inc.
  07-1,A1 5.500%, 1/25/22                                                 3,026      2,987
  03-11, 2A10 5.500%, 12/25/33                                           10,848     10,895
  04-4, A6 5.500%, 6/25/34                                               11,736     12,084
Citigroup/Deutsche Bank Commercial Mortgage
  Trust
  05-CD1, A4 5.220%, 7/15/44(3)                                           5,000      5,437
  05-CD1, AM 5.394%, 7/15/44(3)                                           6,410      6,495
  07-CD4, A4 5.322%, 12/11/49                                             6,465      6,860
Commercial Mortgage Pass-Through-Certificates
  01-J2A, A2 144A 6.096%, 7/16/34 (4)                                       118        117
Countrywide Alternative Loan Trust 04-24CB, 1A1
  6.000%, 11/25/34                                                        5,622      5,473
Countrywide Home Loan Mortgage Pass-Through-
  Trust
  02-35, 1A2 5.000%, 2/25/18                                              5,300      5,310
  04-9, A6 5.250%, 6/25/34                                                2,432      2,491
Credit Suisse First Boston Mortgage Securities
  Corp.
  04-8, 7A1 6.000%, 12/25/34                                             13,409     13,398
  03-CPN1, C 4.763%, 3/15/35                                              7,964      8,130
  02-CKS4, B 5.333%, 11/15/36                                             5,000      5,135
  02-CKS4, C 5.394%, 11/15/36                                             5,000      5,106
  04-C5, A3 4.499%, 11/15/37                                              3,560      3,578
Credit Suisse Mortgage Capital Certificates
  06-C1, A3 5.422%, 2/15/39(3)                                            7,060      7,448
  06-C1, AM 5.422%, 2/15/39(3)                                            4,745      4,757
Deutsche Bank/UBS Mortgage Trust 11-LC1A, A3,
  144A 5.002%, 11/10/46 (4)                                               8,500      8,805
Entertainment Properties Trust 03-EPR, A2 144A
  5.244%, 2/15/18 (4)                                                     7,854      8,190
Extended Stay America Trust
  10-ESHA, A 144A 2.951%, 11/5/27(4)                                      5,935      5,902
  10-ESHA, D 144A 5.498%, 11/5/27(4)                                      9,310      9,294
First Horizon Asset Securities, Inc. 06-1, 1A8
  6.000%, 5/25/36                                                         8,052      8,015
First Union National Bank Commercial Mortgage

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                      PAR VALUE   VALUE
                                                                      ----------  -------
NON-AGENCY-(CONTINUED)
  01-C3, F 144A 7.201%, 8/15/33(3)(4)                                 $    1,789  $  1,787
  01-C3, G 144A 7.299%, 8/15/33(3)(4)                                     10,282    10,267
GE Capital Commercial Mortgage Corp.
  03-C1, C 4.975%, 1/10/38(3)                                              4,332     4,495
  04-C3, A4 5.189%, 7/10/39(3)                                            13,500    14,503
GMAC Commercial Mortgage Securities, Inc.
  03-C1, D 4.283%, 5/10/36                                                10,000    10,222
  04-C2, A3 5.134%, 8/10/38                                                1,200     1,250
  04-C2, A4 5.301%, 8/10/38(3)                                             8,178     8,810
  04-C3, A4 4.547%, 12/10/41                                               4,703     4,736
Goldman Sachs Mortgage Securities Corp. II
  07-EOP, G 144A 3.018%, 3/6/20(3)(4)                                      6,080     6,004
  07-EOP, H 144A 3.585%, 3/6/20(3)(4)                                      1,850     1,835
  11-ALF, B 3.215%, 2/10/21                                                8,000     8,024
  04-GG2, A4 4.964%, 8/10/38                                               6,900     6,951
  07-GG10, A4 5.800%, 8/10/45(3)                                          10,550    11,327
Greenwich Capital Commercial Funding Corp. 04-
  GG1, A7 5.317%, 6/10/36 (3)                                              7,950     8,542
GSR Mortgage Loan Trust
  04-6F, 1A1 5.000%, 5/25/34                                               1,737     1,734
  05-5F, 2A8 5.500%, 6/25/35                                               9,820    10,174
  05-AR6, 3A1 2.720%, 9/25/35(3)                                           7,765     6,862
  07-1F, 2A2 5.500%, 1/25/37                                               3,149     2,996
Heller Financial Commercial Mortgage Asset 00-
  PH1, G 144A 6.750%, 1/17/34 (4)                                          2,925     2,926
JPMorgan Chase Commercial Mortgage Securities Corp.
  09-IWST, A1 144A 4.314%, 12/5/27(4)                                     16,559    17,286
  04-C1, A3 4.719%, 1/15/38                                                5,565     5,906
  05-LDP2, AM 4.780%, 7/15/42                                              9,240     9,514
  06-CB17, AM 5.464%, 12/12/43                                            11,905    11,844
  05-LDP5, AM 5.244%, 12/15/44(3)                                         14,822    15,715
  05-LDP5, B 5.358%, 12/15/44(3)                                          12,625    11,922
  06-LDP7, A4 5.880%, 4/15/45(3)                                           9,997    11,095
  06-LDP7, AM 5.880%, 4/15/45(3)                                          11,125    11,527
  06-LDP9, A3 5.336%, 5/15/47                                             12,175    12,964
  07-LD12, A4 5.882%, 2/15/51(3)                                           8,029     8,730
JPMorgan Chase Mortgage Finance Corp. 05-S3,
  A12 5.500%, 11/25/35                                                     8,263     8,183
JPMorgan Mortgage Trust
  03-A2, 3A1 2.115%, 11/25/33(3)                                          13,019    12,867
  05-A1, 4A1 4.780%, 2/25/35(3)                                            3,651     3,604
  05-A4, 3A1 5.143%, 7/25/35(3)                                            6,927     6,546
  06-A1, B1 3.924%, 2/25/36(3)                                             5,204       175
Lehman Brothers - UBS Commercial Mortgage
  Trust
  01-C3, A2 6.365%, 12/15/28                                               1,398     1,398
  04-C7, A6 4.786%, 10/15/29(3)                                           10,536    11,208
  01-C2, C 6.975%, 9/15/34                                                 1,470     1,471
  06-C3, AM 5.712%, 3/15/39(3)                                               960       956
  06-C6, A4 5.372%, 9/15/39                                               11,830    12,867
  06-06, AM 5.413%, 9/15/39                                               10,000    10,163
  07-C2, A2 5.303%, 2/15/40                                                9,872    10,071
  07-C2, A3 5.430%, 2/15/40                                                6,830     7,279
  05-C3, AM 4.794%, 7/15/40                                                7,460     7,668
  07-C6, A2 5.845%, 7/15/40                                               11,014    11,377
  07-C6, A4 5.858%, 7/15/40(3)                                             4,950     5,371
  07-C6, AM 6.114%, 7/15/40(3)                                            13,083    12,694
  07-C7, A3 5.866%, 9/15/45(3)                                            10,300    11,200
MASTR Alternative Loans Trust 04-7, 4A1
  4.500%, 7/25/19                                                         11,857    12,158
MASTR Asset Securitization Trust
  05-1, 1A1 5.000%, 5/25/20                                                3,059     3,090
  06-1, 1A2 5.750%, 5/25/36                                                9,996     9,886
Merrill Lynch Floating Trust 08-LAQA, A1 144A
  0.728%, 7/9/21 (3)(4)                                                   15,397    14,792
Merrill Lynch Mortgage Investors, Inc. 98-C1, B
  6.750%, 11/15/26 (3)                                                    10,000    10,547
Merrill Lynch Mortgage Trust
  06-C1, AM 5.674%, 5/12/39(3)                                             7,520     7,792
  04-KEY2, A3 4.615%, 8/12/39                                             12,250    12,923
Merrill Lynch-Countrywide Commercial Mortgage
  Trust
  06-3, A4 5.414%, 7/12/46(3)                                              4,700     5,064
  06-4, A3 5.172%, 12/12/49(3)                                             9,500    10,127
Morgan Stanley Capital I
  04-IQ7, C 5.409%, 6/15/38(3)                                             6,654     6,740
  04-HQ4, A6 4.830%, 4/14/40                                               5,231     5,411
  06-T23, AM 5.821%, 8/12/41(3)                                           10,000    10,525
  06-T23, A4 5.821%, 8/12/41(3)                                           11,115    12,438
  06-IQ12, A4 5.332%, 12/15/43                                            14,500    15,665
  07-IQ14, A4 5.692%, 4/15/49(3)                                           9,720    10,430
Morgan Stanley Mortgage Loan Trust
  04-2AR, 3A 2.289%, 2/25/34(3)                                            3,371     3,271
  04-2AR, 4A 4.749%, 2/25/34(3)                                            8,255     8,263
  05-5AR, 4A1 5.319%, 9/25/35(3)                                           1,661     1,216

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (Continued)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                     PAR VALUE      VALUE
                                                                     ----------    -------
NON-AGENCY-(CONTINUED)
Prudential Commercial Mortgage Trust 03-PWR1,
  D 144A 4.775%, 2/11/36 (4)                                         $    4,950    $ 4,919
RAAC 05-SP1, 2A2 5.250%, 9/25/34                                          2,137      2,137
Residential Accredit Loans, Inc. 03-QS6, A4
  4.250%, 3/25/33                                                         7,828      8,021
Residential Asset Mortgage Products, Inc.
  04-SL2, A3 7.000%, 10/25/31                                             5,962      6,250
  04-SL1, A8 6.500%, 11/25/31                                             6,512      6,588
  04-RS6, AI4 5.457%, 5/25/32(3)                                          3,716      3,742
  04-SL4, A3 6.500%, 7/25/32                                              3,310      3,368
Residential Asset Securitization Trust 04-A4, A5
  5.500%, 8/25/34                                                         2,606      2,625
Residential Funding Mortgage Securities I, Inc.
  06-S12, 1A1 5.500%, 12/25/21                                            6,851      6,767
  06-S4, A2 6.000%, 4/25/36                                               2,953      2,701
Structured Asset Securities Corp.
  03-AL1, A, 144A 3.357%, 4/25/31(4)                                      2,881      2,782
  03-21, 2A2 5.250%, 8/25/33                                              4,929      5,130
  04-21XS, 2A4A 4.900%, 12/25/34(3)                                       5,014      5,013
Timberstar Trust 06-1A, A 144A 5.668%,
  10/15/36 (4)                                                           10,240     11,060
Wachovia Bank Commercial Mortgage Trust
  03-C8, 5 4.995%, 11/15/35(3)                                            5,500      5,588
  04-C12, A4 5.316%, 7/15/41(3)                                          10,145     10,940
  04-C15, B 4.892%, 10/15/41                                             14,875     15,150
  05-C20, AMFX 5.179%, 7/15/42(3)                                         6,000      6,254
  07-C30, A5 5.342%, 12/15/43                                             6,935      7,302
  05-C21, D 5.203%, 10/15/44(3)                                          12,813     11,906
  05-C22, AM 5.320%, 12/15/44(3)                                          8,310      8,573
  07-C33, A4 6.097%, 2/15/51(3)                                           8,940      9,726
Washington Mutual Commercial Mortgage
  Securities Trust
  06-SL, A, 144A 5.302%, 11/23/43(3)(4)                                  11,387     11,262
  07-SL3, A 144A 5.940%, 3/23/45(3)(4)                                    7,623      7,551
Washington Mutual Mortgage Pass Through
  Certificates 04-CB1, 5A 5.000%, 6/25/19                                 4,903      5,040
Wells Fargo Mortgage Backed Securities Trust
  06-17, A1 5.500%, 11/25/21                                                955        952
  04-4, A9 5.500%, 5/25/34                                                6,119      6,296
  04-CC, A1 4.907%, 1/25/35(3)                                            5,143      5,008
  05-9,1A6 5.500%, 10/25/35                                                  44         44
  05-14, 2A1 5.500%, 12/25/35                                             7,921      7,965
  06-AR1, 2A3 5.400%, 3/25/36(3)                                         10,000      9,819
  06-4, 2A2 5.500%, 4/25/36                                               1,115      1,053
  06-4, 1A1 5.750%, 4/25/36                                               6,089      6,097
  06-6, 1A15 5.750%, 5/25/36                                              3,079      2,955
  06-9, 1A15 6.000%, 8/25/36                                              2,735      2,726
  07-16, 1A7 6.000%, 12/28/37                                             8,113      7,283
  07-AR10, 2A1 6.403%, 1/25/38(3)                                        11,864     11,806
Wells Fargo Mortgage-Backed Securities Trust
  03-6, 1A1 5.000%, 6/25/18                                               2,147      2,224
  07-11, A88 6.000%, 8/25/37                                             14,457     14,385
                                                                                ----------
                                                                                 1,084,484
------------------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,175,711)                                                     1,224,603
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-12.7%

1st Financial Bank USA
  10-B, A 144A 3.000%, 7/17/17(4)                                         5,000      4,989
  10-C, B 144A 5.190%, 9/17/18(4)                                         5,000      4,992
  10-D, C 144A 5.920%, 6/17/19(4)                                         3,000      3,034
Aircraft Certificate Owner Trust 03-1A, D, 144A
  6.455%, 9/20/22 (4)                                                     2,111      2,111
American General Mortgage Loan Trust
  09-1, A6 144A 5.750%, 9/25/48(3)(4)                                    13,850     14,004
  10-1A, A1 144A 5.150%, 3/25/58(3)(4)                                   13,204     13,597
AmeriCredit Automobile Receivables Trust
  10-1, B 3.720%, 11/17/14                                                9,825     10,107
  10-1, C 5.190%, 8/17/15                                                 3,925      4,159
  11-3, C 2.860%, 1/9/17                                                 11,000     10,862
Ameriquest Mortgage Securities, Inc. 03-10, AF6
  4.710%, 11/25/33 (3)                                                    6,206      6,254
Asset Backed Funding Certificates 05-AQ1, A6
  4.780%, 6/25/35 (3)                                                     8,102      7,851
Avis Budget Rental Car Funding AESOP LLC
  3.410%, 11/20/17(4)                                                    10,000     10,105
Avis Budget Rental Car Funding/AESOP LLC 09-
  2A, A 144A 5.680%, 2/20/14 (4)                                          9,825     10,372
Bayview Financial Acquisition Trust
  06-B, 1A2 5.800%, 4/28/36(3)                                            2,069      2,063
  06-A, 1A2 5.483%, 2/28/41(3)                                              452        454
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.980%, 1/15/18 (3)                                            2,509      2,390
Bosphorus Financial Services Ltd. 144A 2.061%,
  2/15/12 (3)(4)                                                            375        372

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (Continued)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                      PAR VALUE      VALUE
                                                                     ----------    -------
Bush Truck Leasing LLC 11-44, A, 144A 5.000%,
  9/25/18 (4)                                                        $    5,049    $ 5,037
BXG Receivables Note Trust 10-A, A 144A
  5.100%, 3/2/26 (4)                                                      6,122      6,144
Capital Auto Receivables Asset Trust 07-1, C
  5.380%, 11/15/12                                                        6,080      6,235
Carmax Auto Owner Trust 09-2, A4 2.820%,
  12/15/14                                                               11,750     12,140
Chase Funding Mortgage Loan Asset-Backed
Certificates 04-1,1A4 4.111%, 8/25/30                                       912        874
Chrysler Financial Auto Securitization Trust 10-A,
  D 3.520%, 8/8/16                                                        7,180      7,198
CIT Group, Inc. 10-VT1A, B 144A 3.880%,
  9/16/13 (4)                                                             5,900      6,071
Citicorp Residential Mortgage Securities, Inc.
  07-1, A3 5.667%, 3/25/37(3)                                             2,049      2,036
  07-1, A6 5.702%, 3/25/37(3)                                             5,645      5,438
  07-2, A3 6.080%, 6/25/37(3)                                            15,000     15,137
  07-2, A4 6.538%, 6/25/37(3)                                             7,000      6,168
Conseco Finance Securitizations Corp. 01-3, A4
  6.910%, 5/1/33 (3)                                                     12,257     12,946
Conseco Financial Corp. 94-1, A5 7.650%,
  4/15/19                                                                   984      1,053
Countrywide Asset-Backed Certificates
  04-10, AF6 4.485%, 12/25/34(3)                                          8,723      8,500
  04-12, AF6 4.634%, 3/25/35(3)                                           3,615      3,621
Credit-Based Asset Servicing & Securitization LLC
  05-CB6, A3 5.120%, 7/25/35 (3)                                          1,465      1,280
Daimler Chrysler Auto Trust 08-B,  A4A 5.320%,
  11/10/14                                                                9,620      9,786
Dominos Pizza Master Issuer LLC 07-1, A2 144A
  5.261%, 4/25/37 (4)                                                    25,000     25,312
DSC Floorplan Master Owner Trust 11-1, A, 144A
  3.910%, 3/15/16 (4)                                                     8,500      8,582
DT Auto Owner Trust
  10-1A, C, 144A 3.460%, 1/15/14(4)                                       3,500      3,530
  09-1, B, 144A 5.920%, 10/15/15(4)                                       2,135      2,204
First Franklin Mortgage Loan Asset Backed
  Certificates 06-FF13, A2B 0.287%, 10/25/36 (3)                          7,294      7,083
Ford Credit Auto Owner Trust 09-E, D 144A
  5.530%, 5/15/16 (4)                                                    17,750     19,110
Ford Credit Floorplan Master Owner Trust 10-3,
  A1 144A 4.200%, 2/15/17 (4)                                            11,800     12,703
GMAC Mortgage Corp. Loan Trust
  06-HE2, A3 6.320%, 5/25/36(3)                                           8,974      5,939
  07-HE1-, A2 5.621%, 8/25/37(3)                                          5,446      5,359
Great America Leasing Receivables 09-1, B 144A
  4.520%, 11/15/14 (4)                                                    3,000      3,144
Harley-Davidson Motorcycle Trust
  09-4, B 3.190%, 9/15/14                                                 9,000      9,115
  07-2, C 5.410%, 8/15/15                                                 6,750      6,901
Hertz Vehicle Financing LLC
  09-2A, A1, 144A 4.260%, 3/25/14(4)                                      5,000      5,225
  11-1A, A2, 144A 3.290%, 2/25/18(4)                                     10,000      9,999
Hyundai Auto Receivables Trust 11-A, C 3.000%,
  6/15/17                                                                 7,500      7,607
IndyMac Manufactured Housing Contract 98-1, A3
  6.370%, 9/25/28                                                         1,596      1,560
Lehman Brothers Manufactured Housing Contract
  Trust 01-B, A3 4.350%, 5/15/14                                          9,280      9,386
Lehman XS Trust 05-6, 3A2B 5.420%, 11/25/35                              10,274     10,158
Long Grove Collateral Loan Obligation Ltd.
  04-1A, C  144A 2.657%, 5/25/16(3)(4)(7)                                 1,600      1,435
  04-1A, D 144A 7.007%, 5/25/16(3)(4)(7)                                    422        405
Marriott Vacation Club Owner Trust
  10-1A, A 144A 3.540%, 12/20/32(4)                                       1,710      1,736
  10-1A, B 144A 4.520%, 12/20/32(4)                                       3,335      3,381
Merrill Auto Trust Securitization 07-1, B 5.790%,
  12/15/13                                                                   57         57
MMCA Automobile Trust 11,--A, B, 144A 2.720%,
  10/17/16 (4)                                                            3,500      3,547
Navistar Financial Corp. Owner Trust 10-A, B
  144A 4.170%, 10/20/14 (4)                                               7,000      7,194
New Century Home Equity Loan Trust 05-A, A4W
  5.035%, 8/25/35 (3)                                                    16,582     15,343
Popular ABS Mortgage Pass-Through-Trust 05-5,
  AF3 5.086%, 11/25/35 (3)                                               16,259     15,956
Renaissance Home Equity Loan Trust 05-3, AF4
  5.140%, 11/25/35 (3)                                                    5,405      4,480
Residential Funding Mortgage Securities II, Inc.
  04-HI3, A5 5.480%, 6/25/34(3)                                           4,470      3,631
  06-HI2, A3 5.790%, 2/25/36                                              4,645      4,367
  07-HI1, A2 5.640%, 3/25/37                                              6,187      6,065
Santander Drive Auto Receivables Trust
  11-2, B 2.660%, 1/15/16                                                 7,640      7,633
  11-1, C 3.110%, 5/16/16                                                10,000     10,061
  10-B, C 144A 3.020%, 10/17/16(4)                                        5,000      5,112
  10-3, C 3.060%, 11/15/17                                               10,000     10,007

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)


                                                               PAR VALUE   VALUE
                                                               ---------   --------
Saxon Asset Securities Trust 06-3 A2 0.296%,
   10/25/46 (3)                                                $  14,026   $ 13,120
Sierra Receivables Funding Co., LLC
   10-3A, B 144A 4.440%, 11/20/25(4)                               5,420      5,568
   11-1A, B, 144A 4.230%, 4/20/26(4)                               7,706      7,725
SVO MOI  Mortgage Corp. 10-AA, A 144A
   3.650%, 7/20/27 (4)                                             7,003      7,080
TAL Advantage LLC 1-1A, A, 144A 4.600%,
   1/20/26 (4)                                                     9,667      9,956
Tidewater Auto Receivables Trust 10-A, A 144A
   5.920%, 5/15/17 (4)                                             2,468      2,530
Trip Rail Master Funding LLC 11-1A, A1A, 144A
   4.370%, 7/15/41 (4)                                             7,460      7,460
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%,
   10/25/23 (4)                                                   18,208     18,891
Wachovia Auto Loan Owner Trust 07-1, D
   5.650%, 2/20/13                                                11,083     11,111
-----------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $549,160)                                                  554,148
-----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-36.6%

CONSUMER DISCRETIONARY-2.4%
AutoZone, Inc. 5.750%, 1/15/15                                     4,420      4,930
Boyd Gaming Corp. 144A 9.125%, 12/1/18 (4)                         2,425      2,480
Cequel Communications Holdings I LLC / Cequel
   Capital Corp. 144A 8.625%, 11/15/17 (4)                         5,790      6,051
Citadel Broadcasting Corp. 144A 7.750%,
   12/15/18 (4)                                                    1,270      1,356
CityCenter Holdings LLC / CityCenter Finance
   Corp. 144A 7.625%, 1/15/16 (4)                                  1,218      1,264
Dana Holding Corp. 6.500%, 2/15/19                                 3,973      3,953
Delphi Corp. 144A 5.875%, 5/15/19 (4)                              1,725      1,699
DigitalGlobe, Inc. 10.500%, 5/1/14                                   700        781
EchoStar DBS / DISH DBS Corp. 7.125%, 2/1/16                       4,310      4,569
GTP Acquisition Partners I LLC 144A 4.347%,
   6/15/16 (4)                                                     3,000      3,011
Hyatt Hotels Corp. 144A 5.750%, 8/15/15 (4)                          900        946
Hyundai Capital America 144A 3.750%, 4/6/16 (4)                      500        502
International Game Technology 7.500%, 6/15/19                      1,115      1,275
Isle of Capri Casinos, Inc. 7.000%, 3/1/14                         2,750      2,740
Korea Expressway Corp. 144A 4.500%, 3/23/15 (4)                    2,670      2,794
Landry's Restaurants, Inc. 11.625%, 12/1/15                        2,851      3,065
Libbey Glass, Inc. 10.000%, 2/15/15                                  337        367
McJunkin Red Man Corp. 144A 9.500%, 12/15/16 (4)                   2,590      2,648
MGM Resorts International 7.500%, 6/1/16                           3,500      3,343
MGM Resorts International, Inc. 10.375%, 5/15/14                     160        182
Mobile Mini, Inc. 6.875%, 5/1/15                                     540        552
Nissan Motor Acceptance Corp. 144A 4.500%,
   1/30/15 (4)                                                     8,620      9,115
Ono Finance II plc 144A 10.875%, 7/15/19 (4)                       1,035      1,107
Penn National Gaming, Inc. 8.750%, 8/15/19                           800        874
Pittsburgh Glass Works LLC 144A 8.500%,
   4/15/16 (4)                                                     4,135      4,269
QVC, Inc.
  144A 7.125%, 4/15/17(4)                                          4,550      4,800
  144A 7.500%, 10/1/19(4)                                          2,710      2,886
Royal Caribbean Cruises Ltd. 7.000%, 6/15/13                       4,550      4,880
Scientific Games International, Inc. 9.250%,
   6/15/19                                                         1,570      1,701
Seminole Hard Rock Entertainment, Inc. /
   Seminole Hard Rock International LLC 144A
   2.747%, 3/15/14 (3)(4)                                            767        721
Starwood Hotels & Resort Worldwide, Inc.
   6.250%, 2/15/13                                                 2,815      2,998
TRW Automotive, Inc. 144A 8.875%, 12/1/17 (4)                        780        878
United Rentals North America, Inc. 10.875%,
   6/15/16                                                         1,772      1,991
Universal City Development Partners Ltd. /
   Universal City Development Partners Finance,
   Inc. 8.875%, 11/15/15                                             820        916
Videotron Ltee 6.375%, 12/15/15                                    3,500      3,627
Wyndham Worldwide Corp.
   6.000%, 12/1/16                                                 3,905      4,152
   5.750%, 2/1/18                                                  1,660      1,716
Wynn Las Vegas LLC / Wynn Las Vegas Capital
   Corp. 7.875%, 11/1/17                                           7,000      7,656
                                                                           --------
                                                                            102,795
                                                                           --------
CONSUMER STAPLES-0.8%
Altria Group, Inc. 8.500%, 11/10/13                                2,775      3,216
BAT International Finance plc 144A 9.500%,
   11/15/18 (4)                                                    1,410      1,886
Bumble Bee Acquisition Corp. 144A 9.000%,
   12/15/17 (4)                                                      740        747
Bunge Ltd. Finance Corp. 5.100%, 7/15/15                           6,000      6,452

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                               PAR VALUE   VALUE
                                                               ---------   --------
CONSUMER STAPLES-(CONTINUED)
Diversey, Inc. 8.250%, 11/15/19                                $     435   $    512
Pilgrim's Pride Corp. 144A 7.875%, 12/15/18 (4)                   10,500      9,765
Reynolds Group Issuer, Inc. / Reynolds Group
   Issuer LLC / Reynolds Group Issuer 144A
   7.125%, 4/15/19 (4)                                               875        873
Sigma Alimentos SA de CV 144A 5.625%,
   4/14/18 (4)                                                     5,850      5,967
Tyson Foods, Inc. 10.500%, 3/1/14                                    940      1,121
Yankee Acquisition Corp. Series B, 8.500%,
   2/15/15                                                         5,320      5,506
                                                                           --------
                                                                             36,045
                                                                           --------
ENERGY-4.5%
Afren plc 144A 11.500%, 2/1/16 (4)                                 4,790      5,293
Alta Mesa Holdings LP / Alta Mesa Finance
   Services Corp. 144A 9.625%, 10/15/18 (4)                        8,150      8,191
Anadarko Petroleum Corp.
    6.375%, 9/15/17                                               12,050     13,813
   8.700%, 3/15/19                                                 2,925      3,727
Buckeye Partners LP 6.050%, 1/15/18                                  854        960
Calumet Specialty Products Partners LP / Calumet
   Finance Corp. 144A 9.375%, 5/1/19 (4)                           2,211      2,288
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18                           3,399      3,518
Cloud Peak Energy Resources LLC / Cloud Peak
   Energy Finance Corp. 8.250%, 12/15/17                           2,920      3,139
Compagnie Generale de Geophysique-Veritas
   7.750%, 5/15/17                                                 1,534      1,588
EV Energy Partners LP / EV Energy Finance
   Corp. 144A 8.000%, 4/15/19 (4)                                    250        252
Expro Finance Luxembourg SCA 144A 8.500%,
   12/15/16 (4)                                                    5,395      5,233
Frontier Oil Corp. 6.875%, 11/15/18                                2,550      2,703
Gaz Capital SA 144A 7.343%, 4/11/13 (4)                            2,000      2,180
Gazprom International SA 144A 7.201%, 2/1/20 (4)                   1,553      1,723
Gazprom OAO (Gaz Capital SA)
   144A 6.212%, 11/22/16(4)                                       10,405     11,238
   144A 6.510%, 3/7/22(4)                                          3,235      3,429
Helix Energy Solutions Group, Inc. 144A 9.500%,
   1/15/16 (4)                                                       692        716
Hilcorp Energy I LP / Hilcorp Finance Co. 144A
   7.750%, 11/1/15 (4)                                             7,675      7,944
Holly Corp. 9.875%, 6/15/17                                        3,000      3,360
KazMunaiGaz Finance Sub BV 144A 8.375%,
   7/2/13 (4)                                                      6,900      7,547
Kinder Morgan Energy Partners LP 6.850%,
   2/15/20                                                         2,545      2,943
Korea National Oil Corp.
   144A 5.375%, 7/30/14(4)                                         4,345      4,668
   144A 2.875%, 11/9/15(4)                                         5,000      4,891
Linn Energy LLC / Linn Energy Finance Corp.
   144A 6.500%, 5/15/19 (4)                                        1,430      1,419
Lukoil International Finance BV 144A 6.375%,
   11/5/14 (4)                                                     4,900      5,380
MIE Holdings Corp. 144A 9.750%, 5/12/16 (4)                        2,985      2,955
NAK Naftogaz Ukraine 9.500%, 9/30/14                               2,900      3,194
OPTI Canada, Inc. 144A 9.000%, 12/15/12 (4)                        6,525      6,590
Petrobras International Finance Co. 3.875%,
   1/27/16                                                        12,430     12,658
Petroleos de Venezuela SA 5.250%, 4/12/17                          8,460      5,330
Petroplus Finance Ltd. 144A 6.750%, 5/1/14 (4)                     5,455      5,373
Pioneer Drilling Co. 9.875%, 3/15/18                               1,245      1,338
Pride International, Inc. 8.500%, 6/15/19                          4,065      5,123
Rowan Cos., Inc. 5.000%, 9/1/17                                    6,195      6,628
SEACOR Holdings, Inc. 7.375%, 10/1/19                              2,200      2,415
SESI LLC 144A 6.375%, 5/1/19 (4)                                   4,694      4,659
Tesoro Corp. 6.250%, 11/1/12                                       4,340      4,579
TNK-BP Finance SA
   RegS 6.125%, 3/20/12(5)                                         4,210      4,353
   144A 7.500%, 3/13/13(4)                                         1,750      1,908
   144A 6.250%, 2/2/15(4)                                            500        544
Transocean, Inc. 4.950%, 11/15/15                                  3,955      4,278
Valero Energy Corp. 4.500%, 2/1/15                                   800        854
Venoco, Inc. 144A 8.875%, 2/15/19 (4)                              5,675      5,703
Weatherford International Ltd. 9.625%, 3/1/19                      4,110      5,308
Western Refining, Inc.
   144A 10.750%, 6/15/14(3)(4)                                     3,285      3,531
   144A 11.250%, 6/15/17(4)                                        2,465      2,786
                                                                           --------
                                                                            198,250
                                                                           --------
FINANCIALS-17.7%
Abbey National Treasury Services plc 4.000%,
   4/27/16                                                         5,000      4,962
ABN Amro Bank NV 144A 3.000%, 1/31/14 (4)                          9,000      9,194
ADCB Finance Cayman Ltd. 144A 4.750%,
   10/8/14 (4)                                                     5,290      5,521

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE  VALUE
                                                         ---------  -------
FINANCIALS-(CONTINUED)
AFLAC, Inc. 8.500%, 5/15/19                              $   1,059  $   1,295
Agile Property Holdings Ltd. 144A 10.000%,
   11/14/16 (4)                                              1,660      1,760
Akbank TAS 144A 5.125%, 7/22/15 (4)                          8,900      8,900
Alfa Invest Ltd. 144A 9.250%, 6/24/13 (4)                    4,940      5,341
Allstate Corp. 6.125%, 5/15/37(3)                            4,730      4,695
Ally Financial, Inc.
   4.500%, 2/11/14                                           2,625      2,632
   Series 8, 6.750%, 12/1/14                                   552        573
American Express Credit Corp.
   5.875%, 5/2/13                                            4,805      5,173
   Series C, 7.300%, 8/20/13                                 2,600      2,894
American General (Springleaf) Finance Corp.
   5.400%, 12/1/15                                           3,000      2,760
American Honda Finance Corp. 144A 6.700%,
   10/1/13 (4)                                               4,850      5,403
AmSouth Bank N.A. 4.850%, 4/1/13                             7,275      7,269
AON Corp. 3.500%, 9/30/15                                    1,980      2,035
Associated Banc Corp. 5.125%, 3/28/16                        4,590      4,790
Assurant, Inc. 5.625%, 2/15/14                               4,060      4,338
Avalonbay Communities, Inc. 5.700%, 3/15/17                  2,950      3,296
Banco Bilbao Vizcaya Argentaria Bancomer SA
   144A 4.500%, 3/10/16 (4)                                  5,000      5,088
Banco Bradesco SA 144A 4.125%, 5/16/16 (4)                   7,000      7,066
Banco de Credito del Peru 144A 4.750%, 3/16/16
   (4)                                                      14,800     14,652
Banco Industrial e Comercial SA 144A 5.250%,
   10/25/15 (4)                                              5,000      4,957
Banco Santander SA
   144A 4.500%, 4/6/15(4)                                    7,000      7,122
   144A 3.750%, 9/22/15(4)                                     800        806
   Unipersonal 144A 3.781%, 10/7/15(4)                       8,100      7,810
Banco Votorantim SA 144A 5.250%, 2/11/16 (4)                 8,500      8,617
Bank of America Corp. 5.420%, 3/15/17                        3,700      3,775
Barclays Bank plc
   5.200%, 7/10/14                                           1,610      1,742
   144A 6.050%, 12/4/17(4)                                   4,130      4,373
   144A 7.375% (3)(4)(8)(9)                                  6,900      7,014
   144A 5.926% (3)(4)(8)(9)                                  3,773      3,509
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18             4,365      5,183
BioMed Realty LP 3.850%, 4/15/16                             9,375      9,449
Brandywine Operating Partnership LP 7.500%,
   5/15/15                                                   4,305      4,938
Capital One Financial Corp. 6.150%, 9/1/16                   4,300      4,744
Chubb Corp. 6.375%, 3/29/67(3)                               4,730      4,896
CIT Group, Inc.
   7.000%, 5/1/14                                              256        260
   7.000%, 5/1/15                                              459        461
   7.000%, 5/1/16                                            3,290      3,282
Citigroup, Inc.
   5.000%, 9/15/14                                           3,200      3,353
   4.875%, 5/7/15                                           12,075     12,583
   5.500%, 2/15/17                                           3,635      3,823
CNA Financial Corp. 5.850%, 12/15/14                         7,575      8,206
Comerica Bank
   5.700%, 6/1/14                                            1,900      2,091
   5.750%, 11/21/16                                          5,940      6,630
Comerica, Inc. 4.800%, 5/1/15                                1,828      1,921
Corporacion Andina de Fomento 5.200%, 5/21/13                1,000      1,070
Countrywide Financial Corp. 6.250%, 5/15/16                 12,000     12,646
Credit Suisse 6.000%, 2/15/18                                4,875      5,260
Danske Bank A/S 144A 3.875%, 4/14/16 (4)                     8,000      7,916
Deutsche Bank Financial LLC 5.375%, 3/2/15                   2,933      3,124
Discover Bank 8.700%, 11/18/19                               1,750      2,111
DuPont Fabros Technology LP 8.500%, 12/15/17                 5,025      5,515
Equity One, Inc. 6.250%, 12/15/14                            2,485      2,715
Export-Import Bank of Korea
   8.125%, 1/21/14                                           1,480      1,692
   5.875%, 1/14/15                                           4,625      5,072
   4.125%, 9/9/15                                            4,000      4,165
Fidelity National Financial Sevices, Inc. 6.600%,
   5/15/17                                                   6,475      6,835
Fifth Third Bancorp
   6.250%, 5/1/13                                            1,770      1,916
   4.750%, 2/1/15                                              750        789
   4.500%, 6/1/18                                            6,745      6,702
First Horizon National Corp. 5.375%, 12/15/15                1,950      2,075
First Tennessee Bank N.A.
   5.050%, 1/15/15                                           7,875      8,232
   5.650%, 4/1/16                                            2,220      2,359
Ford Motor Credit Co., LLC
   9.875%, 8/10/11                                           3,480      3,506
   3.033%, 1/13/12(3)                                        2,000      2,005
   8.000%, 6/1/14                                            4,865      5,341
   8.700%, 10/1/14                                             735        825
   6.625%, 8/15/17                                           2,335      2,485

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                               PAR VALUE       VALUE
                                                               ---------       -----
FINANCIALS-(CONTINUED)
Fuel Trust 144A 4.207%, 4/15/16 (4)                            $ 10,000        $ 10,038
General Electric Capital Corp.
   3.750%, 11/14/14                                               3,940           4,171
   0.652%, 5/5/26(3)                                              8,000           6,968
Genworth Financial, Inc.
   5.750%, 6/15/14                                                6,890           7,194
   6.515%, 5/22/18                                                3,275           3,256
Glen Meadow Pass-Through-Trust 144A 6.505%,
   2/12/67 (3)(4)                                                10,345           9,181
Goldman Sachs Group, Inc. (The)
   5.350%, 1/15/16                                                3,225           3,480
   5.625%, 1/15/17                                                2,800           2,964
   7.500%, 2/15/19                                                2,451           2,852
Grupo BBVA 3.250%, 5/16/14                                        4,000           3,956
Hana Bank 144A 4.500%, 10/30/15 (4)                               6,000           6,271
HBOS plc 144A 6.750%, 5/21/18 (4)                                   685             659
HCP, Inc. 3.750%, 2/1/16                                          8,000           8,135
Health Care REIT, Inc. 4.700%, 9/15/17                            8,565           8,792
Healthcare Realty Trust, Inc. 6.500%, 1/17/17                     3,000           3,339
Host Hotels & Resorts LP 9.000%, 5/15/17                            875             989
HSBC Bank plc 144A 3.100%, 5/24/16 (4)                           12,200          12,119
Huntington Bancshares, Inc. 7.000%, 12/15/20                      1,025           1,156
Huntington National Bank (The) 4.900%, 1/15/14                    1,400           1,424
Hyundai Capital Services, Inc.
   144A 6.000%, 5/5/15(4)                                         4,975           5,423
   144A 4.375%, 7/27/16(4)                                        1,500           1,538
ICICI Bank Ltd.
   144A 5.500%, 3/25/15(4)                                        3,000           3,150
   144A 4.750%, 11/25/16(4)                                       5,000           4,983
ING Bank NV
   144A 2.375%, 6/9/14(4)                                         5,000           4,977
   144A 4.000%, 3/15/16(4)                                        9,000           9,108
International Lease Finance Corp.
   5.300%, 5/1/12                                                 5,375           5,482
   5.650%, 6/1/14                                                 5,820           5,849
   5.750%, 5/15/16                                                4,545           4,480
IPIC GMTN Ltd. 144A 3.125%, 11/15/15 (4)                          2,000           1,980
Jefferies Group, Inc. 5.125%, 4/13/18                             6,541           6,554
JPMorgan Chase & Co. 6.125%, 6/27/17                              3,550           3,967
Kazkommerts Bank International BV RegS
   8.000%, 11/3/15 (5)                                            1,000             982
KeyBank NA
   5.700%, 8/15/12                                                1,800           1,884
   5.800%, 7/1/14                                                 1,450           1,590
   7.413%, 5/6/15                                                 3,000           3,415
   4.950%, 9/15/15                                                1,295           1,377
KeyCorp 6.500%, 5/14/13                                           2,925           3,183
Kimco Realty Corp. 4.820%, 8/15/11                                1,945           1,953
Kookmin Bank 144A 7.250%, 5/14/14 (4)                             5,700           6,459
Korea Development Bank
   5.300%, 1/17/13                                                1,113           1,172
   4.375%, 8/10/15                                                2,525           2,650
Lincoln National Corp.
   8.750%, 7/1/19                                                 2,340           2,953
   6.050%, 4/20/67(3)(9)                                          2,885           2,777
Lloyds TSB Bank plc
   144A 4.375%, 1/12/15(4)                                        2,900           2,943
   4.875%, 1/21/16                                                9,000           9,205
Manufacturers & Traders Trust Co.
   1.805%, 4/1/13(3)                                              3,175           3,169
   5.629%, 12/1/21(3)                                             5,000           4,948
Marshall & Ilsley Bank 5.000%, 1/17/17                            3,500           3,787
Mercantile Bankshares Corp. Series B, 4.625%,
   4/15/13                                                        4,708           4,940
MetLife, Inc. 6.750%, 6/1/16                                        910           1,059
Metropolitan Life Global Funding I 144A 5.125%,
   6/10/14 (4)                                                    1,160           1,267
Morgan Stanley
   6.000%, 5/13/14                                                1,970           2,146
   3.800%, 4/29/16                                                5,850           5,782
   5.750%, 10/18/16                                               3,455           3,670
   144A 10.090%, 5/3/17(4)                                       10,525BRL        6,643
Nationwide Health Properties, Inc. 6.250%, 2/1/13                 4,825           5,133
Nordea Bank AB 144A 2.125%, 1/14/14 (4)                           5,000           5,035
OJSC AK Transneft (TransCapitalInvest Ltd.)
   144A 5.670%, 3/5/14 (4)                                        5,715           6,086
ORIX Corp. 5.000%, 1/12/16                                        5,228           5,425
PNC Funding Corp. 5.625%, 2/1/17                                  3,130           3,446
Principal Financial Group, Inc. 7.875%, 5/15/14                   2,595           3,002
ProLogis LP
   7.625%, 8/15/14                                                5,275           6,009
   6.625%, 5/15/18                                                1,110           1,227
Prudential Financial, Inc.
   4.750%, 9/17/15                                                4,770           5,132
   8.875%, 6/15/38(3)(9)                                          4,200           4,904
Regions Financial Corp.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 PAR VALUE    VALUE
                                                                 ---------    -----
FINANCIALS-(CONTINUED)
   7.750%, 11/10/14                                              $   2,525    $ 2,675
   5.750%, 6/15/15                                                   2,535      2,497
Royal Bank of Scotland Group plc (The) 6.400%,
   10/21/19                                                          3,130      3,215
Royal Bank of Scotland plc (The)
   3.400%, 8/23/13                                                   7,000      7,163
   4.875%, 3/16/15                                                   3,230      3,352
   3.950%, 9/21/15                                                   3,860      3,878
Russian Agricultural Bank OJSC (RSHB Capital
   SA)
   144A 9.000%, 6/11/14(4)                                             780        892
   144A 6.299%, 5/15/17(4)                                           2,905      3,087
Senior Housing Properties Trust 4.300%, 1/15/16                      6,875      6,938
Simon Property Group LP 4.200%, 2/1/15                                 700        745
SLM Corp. 6.250%, 1/25/16                                           17,900     18,571
Societe Generale
   144A 3.100%, 9/14/15(4)                                           2,900      2,867
   144A 3.500%, 1/15/16(4)                                           6,895      6,819
   144A 5.922%, 4/29/49(3)(4)(8)(10)                                 6,800      5,882
Sovereign Bank 5.125%, 3/15/13                                       7,000      7,261
State Street Corp. 4.956%, 3/15/18(9)                                5,000      5,302
SunTrust Bank, Inc. 5.450%, 12/1/17                                  3,750      4,084
SunTrust Banks, Inc. 6.000%, 9/11/17                                 4,925      5,469
Unum Group 7.125%, 9/30/16                                           6,620      7,599
Vanguard Health Holding Co. II, LLC / Vanguard
   Holding Co. II, Inc. 7.750%, 2/1/19                               3,212      3,268
Vnesheconombank Via (VEB Finance Ltd.)
   144A 5.450%, 11/22/17(4)(12)                                      1,500      1,530
   144A 6.902%, 7/9/20(4)                                            7,345      7,834
VTB Capital SA 144A 6.465%, 3/4/15 (4)                               6,000      6,346
Wachovia Bank NA 5.000%, 8/15/15                                     2,600      2,787
Wachovia Corp. 5.250%, 8/1/14                                        5,000      5,359
WEA Finance LLC / WT Finance Australia 144A
   5.750%, 9/2/15 (4)                                                5,425      6,027
Webster Financial Corp. 5.125%, 4/15/14                              2,500      2,466
Westpac Banking Corp. 4.200%, 2/27/15                                4,920      5,206
Willis Group Holdings plc 4.125%, 3/15/16                            6,000      6,117
Woori Bank
   144A 7.000%, 2/2/15(4)                                            4,000      4,510
   144A 4.750%, 1/20/16(4)                                           4,725      4,954
XL Capital Ltd. 5.250%, 9/15/14                                      4,335      4,645
Yapi Ve Kredi Bankasi Via Unicredit Luxembourg
   SA 144A 5.188%, 10/13/15 (4)                                      2,000      1,976
Zions Bancorp
   5.650%, 5/15/14                                                   1,775      1,835
   7.750%, 9/23/14                                                   6,194      6,791
                                                                             --------
                                                                              775,273
                                                                             --------
HEALTH CARE-0.8%
CareFusion Corp. 5.125%, 8/1/14                                      2,940      3,220
Giant Funding Corp. 144A 8.250%, 2/1/18 (4)                            250        262
Life Technologies Corp. 3.500%, 1/15/16                              3,000      3,068
Medco Health Solutions, Inc. 7.250%, 8/15/13                         1,000      1,113
Mylan, Inc. 144A 6.000%, 11/15/18 (4)                                6,900      7,047
Patheon, Inc. 144A 8.625%, 4/15/17 (4)                                 720        732
Rotech Healthcare, Inc. 144A 10.500%, 3/15/18 (4)                    5,500      5,335
Select Medical Corp. 7.625%, 2/1/15                                  2,256      2,245
Symbion, Inc. 144A 8.000%, 6/15/16 (4)                               3,727      3,662
U.S. Oncology, Inc. 0.000%, 2/16/49(11)                              1,263          -
Valeant Pharmaceuticals International, Inc. 144A
   6.500%, 7/15/16 (4)                                               6,900      6,857
                                                                             --------
                                                                               33,541
                                                                             --------
INDUSTRIALS-4.3%
ADS Tactical, Inc. 144A 11.000%, 4/1/18 (4)                          5,200      5,486
America West Airlines
   98-1A, 6.870%, 1/2/17                                             2,715      2,701
   99-1G, 7.930%, 1/2/19                                            10,794     11,118
   00-1G 8.057%, 7/2/20                                              8,299      8,631
ARAMARK Corp. 8.500%, 2/1/15                                         3,625      3,784
AWAS Aviation Capital Ltd. 144A 7.000%,
   10/15/16 (4)                                                     11,738     12,105
Continental Airlines, Inc. 6.900%, 1/2/18                            5,523      5,847
Continental Airlines, Inc. Pass-Through-Trust 98-
   1A, 6.648%, 9/15/17                                               4,036      4,253
Delta Air Lines Pass-Through-Trust
   11-1, A 5.300%, 4/15/19                                           9,675      9,675
   10-2A, 2A 4.950%, 5/23/19                                        21,685     21,685
Delta Air Lines, Inc. Pass-Through-Trust 02-1, G-1
   6.718%, 1/2/23                                                    1,470      1,485
Deluxe Corp. 144A 7.000%, 3/15/19 (4)                                4,970      4,945
Dematic SA 144A 8.750%, 5/1/16 (4)                                   5,250      5,224
GATX Corp. 4.750%, 5/15/15                                           4,940      5,241
General Cable Corp. 2.680%, 4/1/15(3)                                3,375      3,324
Griffon Corp. 144A 7.125%, 4/1/18 (4)                                6,900      6,960

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                           PAR VALUE    VALUE
                                                                           ---------    -----
INDUSTRIALS-(CONTINUED)
Hutchison Whampoa International Ltd. 144A 4.625%, 9/11/15 (4)              $   3,900    $ 4,154
Kratos Defense & Security Solutions, Inc.
   10.000%, 6/1/17                                                             7,020      7,441
   144A 10.000%, 6/1/17(4)                                                     1,550      1,643
Marquette Transportation Co. / Marquette
   Transportation Finance Corp. 10.875%, 1/15/17                                 750        759
Northwest Airlines Pass Through Trust
   01-1, B 7.691%, 4/1/17                                                      6,369      6,512
   02-1, G2 6.264%, 11/20/21                                                   4,286      4,291
Owens Corning, Inc. 6.500%, 12/1/16                                            3,150      3,427
PPL WEM Holdings plc 144 3.900%, 5/1/16 (4)                                    5,495      5,639
Ryder System, Inc. 3.600%, 3/1/16                                              3,120      3,197
Smiths Group plc 144A 7.200%, 5/15/19 (4)                                      1,700      1,928
Steelcase, Inc. 6.500%, 8/15/11                                                2,825      2,841
Toledo Edison Co. (The) 7.250%, 5/1/20                                         1,360      1,639
Transnet Ltd. 144A 4.500%, 2/10/16 (4)                                         9,000      9,289
U.S. Airways Pass-Through-Trust
   99-1A 8.360%, 1/20/19                                                       1,062      1,105
   11-1 A 7.125%, 10/22/23                                                     9,350      9,350
UAL 07-1 Pass-Through-Trust 6.636%, 7/2/22                                    12,104     12,164
                                                                                        -------
                                                                                        187,843
                                                                                        -------
INFORMATION TECHNOLOGY-1.6%
Agilent Technologies, Inc. 5.500%, 9/14/15                                     2,185      2,419
Audatex North America, Inc. 144A 6.750%,
   6/15/18 (4)                                                                 4,325      4,368
CDW LLC / CDW Finance Corp. PIK Interest
   Capitalization 11.500%, 10/12/15                                              139        147
CommScope, Inc. 144A 8.250%, 1/15/19 (4)                                       7,135      7,385
Crown Castle Holdings GS V LLC / Crown Castle
   GS III Corp. 144A 7.750%, 5/1/17 (4)                                        4,375      4,736
eAccess Ltd. 144A 8.250%, 4/1/18 (4)                                           1,635      1,639
EarthLink, Inc. 144A 8.875%, 5/15/19 (4)                                       6,725      6,137
iGate Corp. 144A 9.000%, 5/1/16 (4)                                            8,200      8,323
Intuit, Inc. 5.750%, 3/15/17                                                   1,334      1,497
Jabil Circuit, Inc. 7.750%, 7/15/16                                            2,952      3,284
MDC International  B.V. 3.750%, 4/20/16                                        4,000      4,033
National Semiconductor Corp. 6.600%, 6/15/17                                   3,330      3,919
Seagate HDD Cayman 144A 7.750%, 12/15/18 (4)                                   6,700      7,069
Sorenson Communications, Inc. 144A 10.500%,
   2/1/15 (4)                                                                  3,400      2,304
Spansion LLC 144A 7.875%, 11/15/17 (4)                                         2,955      3,014
STATS ChipPAC Ltd. 144A 7.500%, 8/12/15 (4)                                      875        932
SunGard Data Systems, Inc. 7.375%, 11/15/18                                    1,650      1,658
Xerox Corp.
   5.650%, 5/15/13                                                             4,345      4,678
   4.250%, 2/15/15                                                             4,000      4,259
                                                                                        -------
                                                                                         71,801
                                                                                        -------
MATERIALS-2.5%
Allegheny Technologies, Inc. 9.375%, 6/1/19                                    7,245      9,180
Anglo American Capital plc 144A 9.375%, 4/8/19 (4)                             1,950      2,565
ArcelorMittal
   5.375%, 6/1/13                                                              4,825      5,137
   9.000%, 2/15/15                                                             2,560      3,056
Bemis Co., Inc. 5.650%, 8/1/14                                                   980      1,078
Berry Plastics Corp. 9.500%, 5/15/18                                           1,480      1,476
Catalyst Paper Corp.
   7.375%, 3/1/14                                                              1,055        657
   144A 11.000%, 12/15/16(4)                                                   3,520      3,027
Cemex Finance LLC 144A 9.500%, 12/14/16 (4)                                    1,430      1,485
Cemex SAB de CV 144A 5.246%, 9/30/15 (3)(4)                                    3,100      3,007
Commercial Metals Co. 7.350%, 8/15/18                                          7,760      8,285
CRH America, Inc.
   4.125%, 1/15/16                                                             4,000      4,092
   8.125%, 7/15/18                                                             4,770      5,657
Domtar Corp. 7.125%, 8/15/15                                                     547        614
Dow Chemical Co. (The)
   7.600%, 5/15/14                                                             2,950      3,421
   5.900%, 2/15/15                                                             3,950      4,437
Fosun International Ltd. 144A 7.500%, 5/12/16 (4)                              4,340      4,318
Georgia-Pacific LLC
   7.700%, 6/15/15                                                             4,820      5,534
   144A 7.125%, 1/15/17(4)                                                     3,525      3,720
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20 (4)                                 1,950      2,165
Ineos Finance plc 144A 9.000%, 5/15/15 (4)                                     4,200      4,431
International Paper Co. 9.375%, 5/15/19                                        5,330      6,806
JMC Steel Group, Inc. 144A 8.250%, 3/15/18 (4)                                 2,610      2,662
Metinvest BV 144A 8.750%, 2/14/18 (4)                                          1,500      1,553
Omnova Solutions, Inc. 144A 7.875%, 11/1/18 (4)                                  250        242
Oxea Finance / Cy SCA 144A 9.500%, 7/15/17 (4)                                 1,562      1,638
Severstal OAO Via Steel Capital SA 144A
   6.700%, 10/25/17 (4)                                                        1,775      1,811

                       VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            SCHEDULE OF INVESTMENTS(CONTINUED)
                               JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                   PAR VALUE    VALUE
                                                                   ---------    -----
MATERIALS-(CONTINUED)
Solo Cup Co. / Solo Cup Operating Corp.
   10.500%, 11/1/13                                                $   3,279    $ 3,427
Steel Dynamics, Inc. 7.375%, 11/1/12                                   1,528      1,620
USG Corp. 144A 9.750%, 8/1/14 (4)                                        701        747
Vedanta Resources plc 144A 8.750%, 1/15/14 (4)                         3,400      3,663
Verso Paper Holdings LLC / Verso Paper, Inc.
   11.500%, 7/1/14                                                     3,285      3,515
   Series B, 4.023%, 8/1/14(3)                                         2,570      2,384
   144A 8.750%, 2/1/19(4)                                                225        201
                                                                                -------
                                                                                107,611
                                                                                -------
TELECOMMUNICATION SERVICES-1.5%
Axtel SAB de C.V. 144A 9.000%, 9/22/19 (4)                               750        736
Cincinnati Bell, Inc. 8.250%, 10/15/17                                 3,760      3,798
Clearwire Communications LLC / Clearwire
   Finance, Inc.
   144A 12.000%, 12/1/15(4)                                            1,395      1,501
   144A 12.000%, 12/1/15(4)                                            2,000      2,145
Crown Castle Towers LLC
   144A 4.523%, 1/15/15(4)                                             4,925      5,147
   144A 3.214%, 8/15/15(4)                                             4,950      5,026
   144A 5.495%, 1/15/17(4)                                             5,915      6,356
Embarq Corp. 6.738%, 6/1/13                                            2,385      2,583
Nextel Communications, Inc.
   Series E 6.875%, 10/31/13                                           5,590      5,653
   Series D 7.375%, 8/1/15                                             2,095      2,105
OJSC Vimpel Communications (VIP Finance
   Ireland Ltd.)
   144A 8.375%, 4/30/13(4)                                             1,400      1,517
   144A 6.493%, 2/2/16(4)                                              1,300      1,346
SBA Tower Trust 144A 4.254%, 4/15/15 (4)                               8,660      9,111
Telecom Italia Capital SA 6.175%, 6/18/14                              4,900      5,273
Telefonica Emisiones SAU 3.992%, 2/16/16                               8,000      8,092
Wind Acquisition Finance S.A. 144A 11.750%,
   7/15/17 (4)                                                         2,450      2,787
Windstream Corp. 7.875%, 11/1/17                                       2,000      2,133
                                                                                -------
                                                                                 65,309
                                                                                -------
UTILITIES-0.5%
Allegheny Energy Supply Co. LLC 144A 8.250%,
   4/15/12 (4)                                                         1,860      1,961
Enel Finance International NV 144A 3.875%,
   10/7/14 (4)                                                         2,000      2,064
Israel Electric Corp., Ltd. 144A 7.250%, 1/15/19 (4)                   2,285      2,509
Korea Electric Power Corp. 144A 5.500%, 7/21/14
   (4)                                                                 3,420      3,688
Korea Gas Corp. 144A 6.000%, 7/15/14 (4)                               2,000      2,185
Korea Hydro & Nuclear Power Co., Ltd. 144A
   3.125%, 9/16/15 (4)                                                 1,000        989
Midwest Generation LLC Series B 8.560%, 1/2/16                         1,205      1,235
NRG Energy, Inc. 144A 7.625%, 1/15/18 (4)                              1,485      1,490
ONEOK Partners LP 5.900%, 4/1/12                                         980      1,017
Sempra Energy 6.500%, 6/1/16                                           1,760      2,038
TransAlta Corp. 4.750%, 1/15/15                                        2,220      2,371
                                                                                -------
                                                                                 21,547
---------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $1,519,777)                                                  1,600,015
---------------------------------------------------------------------------------------
CREDIT LINKED NOTES-0.1%
Helios Finance LP 07-S1, B2, 144A 2.536%,
   10/20/14 (3)(4)                                                     6,252      6,247
---------------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $6,069)                                                          6,247
---------------------------------------------------------------------------------------
LOAN AGREEMENTS(3) -10.5%
CONSUMER DISCRETIONARY-3.0%
Advantage Sales & Marketing, Inc. 5.250%,
   12/17/17                                                              721        724
AMF Bowling Worldwide, Inc. Tranche B, 2.690%,
   6/7/13                                                              2,042      1,801
Brickman Group Holdings, Inc. Tranche B,
   7.250%, 10/14/16                                                    3,000      3,044
Building Materials Holdings Corp. 3.000%,
   1/5/15(6)                                                           1,278      1,143
Burger King Holdings, Inc. Tranche B 4.500%,
   10/19/16                                                            1,642      1,639
Caesars Entertainment Operating Co., Inc.
   (Harrah's Operating Company, Inc.)
   Tranche B-2, 3.230%, 1/28/15                                        1,577      1,424
   Tranche B-4, 9.500%, 10/31/16                                       2,137      2,235
Cedar Fair LP Tranche 1, 4.000%, 12/15/17                              1,592      1,598
Cengage Learning Acquisitions, Inc. 2.500%,
   7/3/14                                                              6,977      6,289
Charter Communications Operating LLC
   Tranche B-1, 2.190%, 3/6/14                                            15         15

                       VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            SCHEDULE OF INVESTMENTS(CONTINUED)
                               JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                  PAR VALUE    VALUE
                                                                  ---------    -----
CONSUMER DISCRETIONARY-(CONTINUED)
   Tranche C, 3.560%, 9/6/16                                        $ 4,246    $ 4,239
Chrysler Group LLC / Chrysler Group Co-Issuer,
   Inc. Tranche B, 6.000%, 5/24/17                                    8,400      8,222
CityCenter Holdings LLC 7.500%, 1/21/15                                 660        665
CSC Holdings, LLC Tranche B-2, 1.940%, 3/29/16                           10         10
DineEquity, Inc. Tranche B-1 4.250%, 10/19/17                         3,691      3,698
Dunkin' Brands, Inc. Tranche B-2, 4.250%,
   11/23/17                                                           3,968      3,970
Filimyard Holdings LLC (Miramax) 7.750%,
   6/22/16                                                            1,044      1,058
Focus Brands, Inc. 5.250%, 11/5/16                                    1,510      1,525
Ford Motor Co. Tranche B-1, 2.940%, 12/15/13                          1,502      1,503
Gateway Casinos & Entertainment Ltd. Tranche B-
   1, 6.500%, 5/12/16                                                 2,454CAD   2,558
Getty Images, Inc. 5.250%, 11/7/16                                    2,660      2,678
Gymboree Corp. 5.000%, 2/23/18                                        2,812      2,728
Hubbard Radio LLC 5.250%, 4/29/17                                     4,125      4,158
Intelsat Jackson Holding SA (Intelsat Jackson
   Holding Ltd.)
   3.290%, 2/1/14                                                     2,335      2,246
   Tranche B, 5.250%, 4/2/18                                          4,000      4,018
inVentiv Health, Inc. (Ventive Health, Inc.) Tranche
   B, 4.750%, 8/4/16                                                  3,142      3,129
Landry's Restaurants, Inc. 6.250%, 12/1/14                            2,604      2,619
Las Vegas Sands LLC
   Tranche B, 2.690%, 11/23/16                                        1,748      1,701
   Tranche DD-I, 2.690%, 11/23/16                                       353        344
Leslie's Poolmart, Inc. Tranche B 4.500%,
   11/21/16                                                           3,358      3,360
Mediacom Illinois LLC (Mediacom
   Communications LLC) Tranche D, 5.500%,
   3/31/17                                                            4,693      4,692
MGM Mirage Tranche E, 7.000%, 2/21/14                                 1,500      1,468
Neiman Marcus Group, Inc. 4.750%, 5/16/18                             8,102      8,002
Nielsen Finance LLC
   Tranche A, 2.190%, 8/9/13                                          1,952      1,937
   Tranche B, 3.949%, 5/1/16                                          3,316      3,318
Ozburn-Hessey Holding Co., LLC 7.500%, 4/8/16                         1,358      1,366
Penn National Gaming, Inc. Tranche B, 3.750%,
   5/23/18                                                            3,000      3,011
Pilot Travel Centers LLC Tranche B, 4.250%,
   3/25/18                                                            3,285      3,300
Radio One, Inc. 7.500%, 3/31/16                                       1,933      1,955
Revel AC, Inc. Tranche B, 9.000%, 2/17/17                             2,470      2,314
Sinclair Television Group, Inc. Tranche B 4.000%,
   10/28/16                                                           1,032      1,035
Sports Authority, Inc. (The) Tranche B, 7.500%,
   11/16/17                                                           2,289      2,310
SRAM LLC 4.750%, 6/7/18                                               2,539      2,537
Toys "R" Us, Inc. 6.000%, 9/1/16                                      6,392      6,399
UCI International, Inc. 5.500%, 7/26/17                                 721        727
Universal City Development Partners Ltd. 5.500%,
   11/6/14                                                              662        664
Visant Corp. (Jostens) Tranche B, 5.250%,
   12/22/16                                                           9,566      9,534
VWR Funding, Inc. 2.690%, 6/30/14                                     3,244      3,154
                                                                               -------
                                                                               132,064
                                                                               -------
CONSUMER STAPLES-0.4%
American Rock Salt Co. LLC 5.500%, 4/25/17                              771        773
Del Monte Foods Co. 4.500%, 3/8/18                                    1,625      1,623
Michael Foods, Inc. Tranche B 4.250%, 2/25/18                         3,392      3,398
Revlon Consumer Products Corp. Tranche B,
   4.750%, 11/19/17                                                   5,421      5,437
Reynolds Group Holdings Ltd. Tranche 2011,
   4.250%, 2/9/18                                                     7,082      7,053
                                                                               -------
                                                                                18,284
                                                                               -------
ENERGY-0.1%
AL Gulf Coast Terminals LLC 6.750%, 7/22/16                             987        992
CITGO Petroleum Corp. Tranche C, 9.000%,
   6/24/17                                                            2,200      2,299
                                                                               -------
                                                                                 3,291
                                                                               -------
FINANCIALS-1.0%
Asurion LLC (Asurion Corp.) 5.500%, 5/24/18                           4,750      4,696
CIT Group, Inc. Tranche 3, 6.250%, 8/11/15                              580        585
Delos Aircraft, Inc. Tranche 2, 7.000%, 3/17/16                         243        246
Fortress Invest Group LLC (FIG) 5.750%, 10/7/15                       3,221      3,270
Green Tree Credit Solutions LLC 8.000%,
   12/18/15                                                           1,295      1,298
International Lease Finance Corp. (Delos Aircraft,
   Inc.) Tranche 1, 6.750%, 3/17/15                                     332        333
iPayment, Inc . 5.750%, 5/8/17                                        1,486      1,492
iStar Financial, Inc.
   Tranche A-1 5.000%, 6/28/13                                        5,379      5,309
   Tranche A-2 7.000%, 6/30/14                                        3,724      3,721

                       VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            SCHEDULE OF INVESTMENTS(CONTINUED)
                               JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                PAR VALUE      VALUE
                                                                ---------      ------
FINANCIALS-(CONTINUED)
MoneyGram International, Inc. 4.500%, 11/18/17                  $     575      $  576
Nuveen Investments, Inc.
   Non-Extended 3.246%, 11/13/14                                    1,245       1,231
   Extended 5.747%, 5/13/17                                         1,455       1,457
Pinnacle Foods Finance LLC 2.690%, 4/2/14                           2,402       2,386
Springleaf Financial Funding Co. (American
   General Finance Corp.) 5.500%, 5/10/17                           9,025       8,859
Tomkins, LLC (Pinafore LLC) Tranche B-1,
   4.250%, 9/29/16                                                    834         836
TransUnion LLC 4.750%, 2/10/18                                      2,882       2,884
Walter Investments, Inc. 7.750%, 6/30/16                            3,479       3,422
                                                                               ------
                                                                               42,601
                                                                               ------
HEALTH CARE-0.8%
Armored AutoGroup, Inc. (Viking Acquistion, Inc.)
   6.000%, 11/5/16                                                    746         743
Axcan Intermediate Holdings, Inc. 5.500%,
   2/10/17                                                          3,109       3,081
HCA, Inc.
   Tranche B-2, 3.496%, 3/31/17                                     1,287       1,272
   Tranche B-3 3.500%, 5/1/18                                         537         529
HCR Healthcare LLC 5.000%, 4/6/18                                     665         655
Health Management Associates, Inc. Tranche B,
   1.996%, 2/28/14                                                  1,124       1,090
Houghton International, Inc. Tranche B-1 6.750%,
   1/29/16                                                          3,377       3,398
MultiPlan, Inc. Tranche B, 4.750%, 8/26/17                          2,885       2,875
NBTY, Inc. Tranche B-1 4.250%, 10/1/17                              2,696       2,701
Onex Carestream Finance LP 5.000%, 2/25/17                          2,070       1,938
Quintiles Transnational Tranche B 5.000%, 6/8/18                    4,500       4,480
Rural/Metro Corp. 5.750%, 3/28/18                                   3,167       3,166
Surgery Center Holdings, Inc. 6.500%, 2/4/17                        4,136       4,172
Universal Health Services, Inc. Tranche B 4.000%,
   11/15/16                                                         3,804       3,821
Vanguard Health Holding Co., LLC (Vanguard
   Health System, Inc.) 5.000%, 1/29/16                             2,064       2,067
                                                                               ------
                                                                               35,988
                                                                               ------
INDUSTRIALS-1.1%
Altegrity, Inc. (U.S. Investigations Services, Inc.)
   3.000%, 2/21/15                                                  1,242       1,223
API Technologies Corp. 7.750%, 6/1/16                               4,500       4,410
Brock Holdings III, Inc. 6.000%, 3/16/17                            1,591       1,602
Bucyrus International, Inc. Tranche C, 4.250%,
   2/19/16                                                          2,812       2,819
Ceridian Corp. 3.190%, 11/9/14                                      6,558       6,306
Ducommon 5.500%, 6/28/17                                            1,417       1,424
Goodman Global, Inc. 5.750%, 10/28/16                               2,712       2,723
Harland Clarke Holdings Corp. (Clarke American
   Corp.) Tranche B, 2.746%, 6/30/14                                8,431       7,566
Holdings Gaming Borrower LP Tranche B-1,
   12.000%, 6/30/15                                                 1,428       1,538
Husky Injection Molding System 6.500%, 6/30/18                      4,425       4,442
Protection One, Inc. 6.000%, 6/4/16                                 2,761       2,772
ServiceMaster Co. (The)
   Tranche DD, 2.700%, 7/24/14                                        782         761
   2.720%, 7/24/14                                                  7,849       7,641
Swift Transportation Co., Inc. (The) 6.000%,
   12/21/16                                                         1,769       1,781
                                                                               ------
                                                                               47,008
                                                                               ------
INFORMATION TECHNOLOGY-2.2%
Avaya, Inc.
   Tranche B-1 3.010%, 10/24/14                                     5,522       5,320
   Tranche B-3 4.760%, 10/26/17                                     3,100       2,991
BOC Edwards 5.500%, 5/31/16                                         3,483       3,482
CCC Information Services 5.500%, 12/17/15                             423         426
CDW LLC
   Non-Extended 3.940%, 10/10/14                                    1,704       1,687
   Extended 4.500%, 7/15/17                                         6,105       6,025
CommScope, Inc. 5.000%, 1/14/18                                     1,716       1,729
DynCorp International LLC 6.250%, 7/7/16                            4,047       4,072
Fidelity National Information Services, Inc.
   Tranche B, 5.250%, 7/18/16                                       1,211       1,218
First Data Corp.
   Tranche B-2, 2.940%, 9/24/14                                       437         406
   Tranche B-3, 2.940%, 9/24/14                                     6,126       5,685
   Tranche B-1, 2.940%, 9/24/14                                     1,758       1,631
Freescale Semiconductor, Inc. 4.440%, 12/1/16                       7,270       7,240
Infor Enterprise Solutions Holdings, Inc. (Magellan
   Holdings, Inc.)
   5.950%, 7/28/15                                                  4,529       4,413
   Tranche DD, 5.950%, 7/28/15                                      2,363       2,330
Instant Web, Inc.
   3.560%, 8/7/14                                                   3,018       2,758
   Tranche DD 3.560%, 8/7/14                                          315         287

                       VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            SCHEDULE OF INVESTMENTS(CONTINUED)
                               JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)


                                                                          PAR VALUE  VALUE
                                                                          ---------  -----
INFORMATION TECHNOLOGY-(CONTINUED)
Interactive Data Corp. Tranche B 4.750%, 2/11/18                          $ 5,496    $ 5,509
Lawson Software, Inc. 6.750%, 7/5/17                                        5,740      5,514
MedAssets, Inc. 5.250%, 11/16/16                                            1,195      1,199
Mood Media Corp. 7.000%, 5/6/18                                             4,635      4,594
MSCI, Inc. Tranche B-1 3.750%, 3/14/17                                        724        728
NDS Finance Ltd. Tranche B 4.000%, 3/10/18                                  1,272      1,269
Novell, Inc. (Attachmate Corp.) 6.500%, 4/27/17                             6,800      6,818
NuSil Technology LLC 5.250%, 4/7/17                                         1,235      1,236
Scitor Corp. 5.000%, 2/15/17                                                  796        796
Spansion LLC 4.750%, 2/9/15                                                 3,687      3,704
Springboard Finance LLC 7.000%, 2/23/15                                     3,623      3,644
SSI Investments II Ltd. (Skillsoft) 6.500%, 5/26/17                         2,994      3,042
Transaction Network Services, Inc. 6.000%,
   11/18/15                                                                 2,490      2,503
Wall Street Systems, Inc. 5.500%, 5/4/17                                    1,600      1,602
                                                                                     -------
                                                                                      93,858
                                                                                     -------
MATERIALS-0.9%
Anchor Glass Container Corp.
   6.000%, 3/2/16                                                           3,335      3,363
   10.000%, 9/2/16                                                          3,975      4,036
Avantor Performance Materials, Inc. 5.250%,
   6/24/17                                                                  2,357      2,357
Berry Plastics Group, Inc. Tranche C, 2.250%,
   4/3/15                                                                   3,616      3,414
CPG International, Inc. Tranche B, 6.000%,
   2/18/17                                                                  2,412      2,418
Diversey, Inc. (JohnsonDiversey, Inc.) Tanche B
   4.000%, 11/24/15                                                           597        598
General Chemical Corp. Tranche B, 5.000%,
   10/6/15                                                                  5,554      5,582
Huntsman International LLC
   Tranche B, 1.740%, 4/19/14                                                 565        552
   Extended Tranche B 2.770%, 4/19/17                                       1,541      1,503
Ineos Holdings Ltd.
   Tranche B-2, 7.500%, 12/16/13                                            1,163      1,199
   Tranche C-2, 8.000%, 12/16/14                                            1,330      1,378
JMC Steel Group 4.750%, 4/1/17                                                638        642
Momentive Performance Materials Tranche B-1B
   3.687%, 5/5/15                                                           3,948      3,875
Nalco Co. Tranche B-1, 4.500%, 10/5/17                                      1,214      1,223
New Sunward Holding BV Tranche B, 4.750%,
   2/14/14                                                                  2,780      2,568
Novelis, Inc. Tranche B 3.750%, 3/10/17                                     2,413      2,420
Solutia, Inc. Tranche 1, 3.500%, 8/1/17                                     1,575      1,580
Styron S.A.R.L. 6.000%, 8/2/17                                              2,405      2,406
                                                                                     -------
                                                                                      41,114
                                                                                     -------
TELECOMMUNICATION SERVICES-0.5%
Level 3 Communications, Inc.
   Tranche A, 2.530%, 3/13/14                                               8,362      8,118
   Tranche B 11.500%, 3/13/14                                               1,044      1,109
nTelos, Inc. Tranche B 4.000%, 9/14/15                                      5,231      5,235
U.S. TelePacific Corp. 5.750%, 2/23/17                                      3,174      3,168
Univision Communications, Inc. 4.440%, 3/31/17                              5,359      5,097
                                                                                     -------
                                                                                      22,727
                                                                                     -------
UTILITIES-0.5%
Equipower Resources Corp. Tranche B 5.750%, 5/8/17                            680        682
Gibson Energy, Inc. 5.750%, 6/15/18                                         4,000      3,983
NRG Energy, Inc.
   4.000%, 2/1/13                                                           3,223      3,221
   Letter of Credit 4.000%, 2/1/13                                          2,863      2,862
   4.000%, 7/1/18                                                           4,500      4,509
Texas Competitive Electric Holdings Co., LLC
   Tranche 2014, 3.690%, 10/10/14                                           5,942      5,037
                                                                                     -------
                                                                                      20,294
--------------------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $452,146)                                                           457,229
--------------------------------------------------------------------------------------------
                                                                          SHARES     VALUE
                                                                          ------     -----
PREFERRED STOCK-0.2%
FINANCIALS-0.2%
Ally Financial, Inc. Series G,144A 7.00%(4)                                  702         660
Banco Bilbao Vizcaya Argentaria S.A.
   International Preferred S.A. Unipersonal
   5.92%(3)                                                                5,835       4,831
Banco do Brasil S.A. 144A 8.50%(3)(4)                                        700         810
JPMorgan Chase & Co. Series 1, 7.90%(3)                                    3,360       3,609
--------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $9,045)                                                               9,910
--------------------------------------------------------------------------------------------
COMMON STOCKS-0.0%
FINANCIALS-0.0%
CIT Group, Inc.(2)                                                        26,344       1,166
                                                                                     -------

                       VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            SCHEDULE OF INVESTMENTS(CONTINUED)
                               JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 SHARES        VALUE
                                                               ----------  --------------
INDUSTRIALS-0.0%
Building Materials Holding Corp.(2)(6)                         677,817     $         949
-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,987)                                                           2,115
-----------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-98.8%
(IDENTIFIED COST $4,142,628)                                                   4,320,760
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-1.5%
MONEY MARKET MUTUAL FUNDS-1.5%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective yield
   0.085%)                                                     65,747,305        65,747
----------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $65,747)                                                        65,747
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS-100.3%
(IDENTIFIED COST $4,208,375)                                                  4,386,507(1)
Other assets and liabilities, net-(0.3)%                                        (11,300)
                                                                           -------------
NET ASSETS-100.0%                                                          $  4,375,207
                                                                           =============

ABBREVIATIONS:
ADS    American Depositary Share
FHLMC  Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA   Federal National Mortgage Association ("Fannie Mae").
GNMA   Government National Mortgage Association ("Ginnie Mae")
NATL   National Public Finance Guarantee Corp.
PIK    Payment-in-Kind Security
REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information : For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $1,076,026 or 24.6% of net assets.

(5) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)  Illiquid  security.

(7) Illiquid and restricted security. At June 30, 2011, this security amounted to a value of $1,840 or 0.04% of net assets. For acquisition information, see Note 3 " Illiquid and Restricted Securities" in the Schedules of Investments.

(8)  No contractual maturity date

(9)  Interest payments may be deferred.

(10) Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.

(11) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(12) This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

FOREIGN CURRENCIES:
AUD  Australian Dollar
BRL  Brazil Real
CAD  Canadian Dollar
COP  Colombian Peso
IDR  Indonesian Rupiah
KRW  Korean Won
NOK  Norwegian Krone
NZD  New Zealand Dollar
PLZ  Polish Zloty
SEK  Swedish Krona
TRY  New Turkish Lira

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)
($ reported in thousands)

COUNTRY WEIGHTINGS +
-------------------------
United States         78%
Brazil                 2
Canada                 2
South Korea            2
United Kingdom         2
Argentina              1
Australia              1
Other                 12
-------------------------
Total                100%
-------------------------

+  % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                   TOTAL                   LEVEL 2        LEVEL 3
                                 VALUE AT      LEVEL 1   SIGNIFICANT    SIGNIFICANT
                                  JUNE 30,     QUOTED    OBSERVABLE    UNOBSERVABLE
                                   2011        PRICES      INPUTS         INPUTS
                                 ----------   --------- -------------   ------------
Debt Securities:
  U.S. Government Securities     $   10,016   $       -  $    10,016          $    -
  Municipal Bonds                    11,917           -       11,917               -
  Foreign Government Securities     444,560           -      444,560               -
  Mortgage-Backed Securities      1,224,603           -    1,224,603               -
  Asset-Backed Securities           554,148           -      552,308           1,840
  Corporate Bonds And Notes       1,600,015           -    1,600,015               0 *
  Credit Linked Notes                 6,247           -        6,247               -
  Loan Agreements                   457,229           -      457,229               -
Equity Securities:
  Preferred Stock                     9,910           -        9,910               -
  Common Stocks                       2,115       1,166            -             949
  Short-Term Investments             65,747      65,747            -               -
                                 ----------   ---------  -------------   ------------
Total Investments                $4,386,507   $ 66,913   $  4,316,805      $   2,789
                                 ----------   ---------  -------------     ------------

--------

*  Level 3 Corporate Bond valued at zero at the end of the period.


The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                       Asset-
INVESTMENTS IN                         Backed       Credit Linked    Loan            Common
SECURITIES                  TOTAL     Securities    Notes            Agreements      Stock
                            -------   ----------   -------------   ------------      -------
BALANCE AS OF
SEPTEMBER 30, 2010:         $15,353   $    1,166   $       9,236   $ 4,456           $  495

Accrued
Discount/(Premium)              156            4             120        32                -

Realized Gain (Loss)            524            -             347       177                -

Change in Unrealized
Appreciation
(Depreciation)                1,204          672            (13)        91              454

Net Purchases/(Sales) (b)   (7,195)          (2)         (3,443)   (3,750)                -
Transfers In and/or
Out of Level 3 (a)          (7,253)           -          (6,247)   (1,006)                -
                           -------   ----------   --------------   ---------         -------
BALANCE AS OF JUNE
30, 2011                   $ 2,789   $    1,840   $           -    $    -            $  949
                           =======   ==========   ===============  =========         =======

---------
(a) "Transfers in and/or out" represent the ending value as of June 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)  Includes paydowns on securities.

                        VIRTUS PREMIUM ALPHASECTOR FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                    ---------     --------------
EXCHANGE-TRADED FUNDS--99.4%

Consumer Discretionary Select Sector
SPDR Fund(2)                                        5,470,300      $     219,961
Consumer Staples Select Sector SPDR
Fund                                                7,084,700            221,255
Energy Select Sector SPDR Fund(2)                   2,833,000            213,466
Financial Select Sector SPDR Fund(2)               13,143,300            201,487
Health Care Select Sector SPDR Fund(2)              6,379,100            226,586
Industrial Select Sector SPDR Fund(2)               5,777,500            215,154
Materials Select Sector SPDR Fund(2)                5,446,500            214,483
Technology Select Sector SPDR Fund(2)               8,140,400            209,208
Utilities Select Sector SPDR Fund(2)                6,623,600            221,758
--------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $1,875,381)                                           1,943,358
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $1,875,381)                                           1,943,358
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.4%

MONEY MARKET MUTUAL FUNDS--0.4%
BlackRock Liquidity Funds TempFund
Portfolio - Institutional Shares (seven-day
effective yield 0.085%)                             7,405,876              7,406
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,406)                                                   7,406
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL--26.3%

BlackRock Institutional Money Market
Trust (seven-day  effective yield 0.136%)(3)      16,943,593             16,944
BlackRock Liquidity Funds TempCash
Portfolio - Institutional Shares (seven-day
effective yield 0.090%)(3)                        496,786,401            496,786
--------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $513,730)                                               513,730
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--126.1%
(IDENTIFIED COST $2,396,517)                                        2,464,494(1)

Other assets and liabilities, net--(26.1)%                             (509,778)
                                                                   -------------
NET ASSETS--100.0%                                                 $   1,954,716
                                                                   =============


ABBREVIATIONS:
SPDR S&P Depositary Receipt

-------
FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)  All or a portion of security is on loan.
(3) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                         LEVEL 2
                                                                       SIGNIFICANT
                                  TOTAL VALUE AT        LEVEL 1        OBSERVABLE
                                  JUNE 30, 2011       QUOTED PRICES      INPUTS
                                  ---------------     --------------    ------------
Equity Securities:
  Exchange-Traded Funds           $     1,943,358     $    1,943,358    $         -
  Short-Term Investments                    7,406              7,406              -
  Securities Lending Collateral           513,730            496,786         16,944
-----------------------------------------------------------------------------------
Total Investments                 $     2,464,494     $    2,447,550    $    16,944
-----------------------------------------------------------------------------------

There are no Level 3 (Significant unobservable inputs) priced securities.

                       VIRTUS REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                      SHARES            VALUE
                                                                    ---------         ---------
COMMON STOCKS-99.2%
REAL ESTATE INVESTMENT TRUSTS-99.2%
DIVERSIFIED-6.9%
Digital Realty Trust, Inc.                                           321,969           $ 19,891
Vornado Realty Trust                                                 638,967             59,539
                                                                                       --------
                                                                                         79,430
                                                                                       --------

HEALTH CARE-8.9%
HCP, Inc.                                                            825,471             30,286
Health Care REIT, Inc.                                               343,429             18,006
Nationwide Health Properties, Inc.                                   745,306             30,863
Ventas, Inc.                                                         444,824             23,447
                                                                                       --------
                                                                                        102,602
                                                                                       --------
INDUSTRIAL/OFFICE-22.3%
INDUSTRIAL-5.3%
Prologis, Inc.                                                     1,715,445             61,482
                                                                                       --------

MIXED-2.3%
Duke Realty Corp.                                                  1,906,391             26,708
                                                                                       --------

OFFICE-14.7%
Alexandria Real Estate Equities, Inc.                                204,475             15,830
BioMed Realty Trust, Inc.                                            866,881             16,679
Boston Properties, Inc.                                              542,183             57,558
Kilroy Realty Corp.                                                  923,837             36,482
Mack-Cali Realty Corp.                                               398,287             13,120
SL Green Realty Corp.                                                356,291             29,526
                                                                                       --------
                                                                                        169,195
                                                                                       --------
                                                                                        257,385
                                                                                       --------
LODGING/RESORTS-7.6%
Host Hotels & Resorts, Inc.                                        3,005,952             50,951
LaSalle Hotel Properties                                             949,211             25,002
Starwood Hotels & Resorts Worldwide, Inc.                            208,760             11,699
                                                                                       --------
                                                                                         87,652
                                                                                       --------

RESIDENTIAL-20.4%
APARTMENTS-18.8%
Apartment Investment & Management Co. Class A                        939,357             23,982
AvalonBay Communities, Inc.                                          399,956             51,354
BRE Properties, Inc.                                                 336,703             16,795
Camden Property Trust                                                279,600             17,788
Campus Crest Communities, Inc.                                       272,366              3,524
Equity Residential                                                 1,252,179           $ 75,131
Essex Property Trust, Inc.                                            67,852              9,180
UDR, Inc.                                                            781,464             19,185
                                                                                       --------
                                                                                        216,939
                                                                                       --------
MANUFACTURED HOMES-1.6%
Equity Lifestyle Properties, Inc.                                    296,464             18,511
                                                                                       --------
                                                                                        235,450
                                                                                       --------

RETAIL-25.2%
REGIONAL MALLS-17.2%
General Growth Properties, Inc.                                    1,169,275             19,515
Macerich Co. (The)                                                   640,475             34,266
Simon Property Group, Inc.                                         1,102,206            128,109
Taubman Centers, Inc.                                                294,480             17,433
                                                                                       --------
                                                                                        199,323
                                                                                       --------

SHOPPING CENTERS-8.0%
Developers Diversified Realty Corp.                                1,196,217             16,867
Kimco Realty Corp.                                                 1,772,475             33,039
Regency Centers Corp.                                                483,940             21,279
Weingarten Realty Investors                                          848,100             21,338
                                                                                       --------
                                                                                         92,523
                                                                                       --------
                                                                                        291,846
                                                                                       --------

SELF STORAGE-7.9%
Extra Space Storage, Inc.                                          1,509,525             32,198
Public Storage                                                       516,091             58,840
                                                                                       --------
                                                                                         91,038
                                                                                       --------

TOTAL COMMON STOCKS
(IDENTIFIED COST $717,464)                                                            1,145,403
                                                                                      ---------

TOTAL LONG TERM INVESTMENTS-99.2%
(IDENTIFIED COST $717,464)                                                            1,145,403
                                                                                      ---------

SHORT-TERM INVESTMENTS-0.3%
MONEY MARKET MUTUAL FUNDS-0.3%
BlackRock Liquidity Funds TempFund Portfolio -
Institutional Shares (seven-day effective yield 0.085%)            3,764,000              3,764
                                                                                       --------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,763)                                                                  3,764
                                                                                       --------

                       VIRTUS REAL ESTATE SECURITIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS-99.5%
(IDENTIFIED COST $721,227)                                1,149,167(1)
Other assets and liabilities, net-0.5%                          6,037
                                                         ------------
NET ASSETS-100.0%                                        $  1,155,204
                                                         ============

ABBREVIATIONS:
REIT     Real Estate Investment Trust

FOOTNOTE LEGEND

------------
(1) Federal Income Tax Information : For tax information at June 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                               TOTAL VALUE AT             LEVEL 1
                               JUNE 30, 2011            QUOTED PRICES
                               -------------            -------------
Equity Securities:
  Common Stocks                $  1,145,403             $  1,145,403
Short-Term Investments                3,764                    3,764
                               ------------             ------------
Total Investments              $  1,149,167             $  1,149,167
                               ------------             ------------

There are no Level 2 (Significant observable inputs) and Level 3 (Significant unobservable inputs) priced securities.

                        VIRTUS SENIOR FLOATING RATE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                             PAR VALUE     VALUE
                                                             ---------     ------
FOREIGN GOVERNMENT SECURITIES-1.1%
Bolivarian Republic of Venezuela RegS 5.750%,
   2/26/16 (4)                                               $    3,610  $  2,816
Republic of Argentina PIK Interest Capitalization
   8.280%, 12/31/33                                               2,766     2,455
---------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $5,087)                                                    5,271
---------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES-0.9%
NON-AGENCY-0.9%
Wells Fargo Mortgage-Backed Securities Trust
03-6, 1A1 5.000%, 6/25/18                                         1,339     1,387
07-11, A88 6.000%, 8/25/37                                        2,811     2,797
---------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,156)                                                    4,184
---------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-0.2%
Harley-Davidson Motorcycle Trust 07-2, C
   5.410%, 8/15/15                                                  170       174
New Century Home Equity Loan Trust 05-A, A4W
   5.035%, 8/25/35 (2)                                            1,058       979
---------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,157)                                                    1,153
---------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-10.2%
CONSUMER DISCRETIONARY-1.7%
American Axle & Manufacturing Holdings, Inc.
   144A 9.250%, 1/15/17 (3)                                         315       345
Boyd Gaming Corp. 144A 9.125%, 12/1/18 (3)                          150       153
Caesar's Entertainment Operating Co., Inc.
   11.250%, 6/1/17                                                  140       155
   12.750%, 4/15/18                                                  80        80
Cengage Learning Acquisitions, Inc. 144A
   10.500%, 1/15/15 (3)                                             450       410
Cequel Communications Holdings I LLC / Cequel
   Capital Corp. 144A 8.625%, 11/15/17 (3)                          750       784
CityCenter Holdings LLC / CityCenter Finance
   Corp. 144A 7.625%, 1/15/16 (3)                                   462       479
EchoStar DBS / DISH DBS Corp. 7.125%, 2/1/16                      1,200     1,272
Gateway Casinos & Entertainment Ltd. 144A
   8.875%, 11/15/17 (3)                                          140CAD       154
HOA Restaurant Group LLC / HOA Finance Corp.
   144A 11.250%, 4/1/17 (3)                                         750       757
inVentiv Health, Inc. 144A 10.000%, 8/15/18 (3)                     270       265
Isle of Capri Casinos, Inc. 7.000%, 3/1/14                          600       598
Landry's Holdings, Inc. 144A 11.500%, 6/1/14 (3)                    200       201
Landry's Restaurants, Inc. 11.625%, 12/1/15                         166       178
Libbey Glass, Inc. 10.000%, 2/15/15                                  68        74
Marina District Finance Co., Inc. 144A 9.500%,
   10/15/15 (3)                                                     500       523
MGM Resorts International, Inc. 10.375%, 5/15/14                     47        54
Ono Finance II plc 144A 10.875%, 7/15/19 (3)                        315       337
Pittsburgh Glass Works LLC 144A 8.500%,
   4/15/16 (3)                                                      225       232
Production Resource Group, Inc. 144A 8.875%,
   5/1/19 (3)                                                       500       499
Universal City Development Partners Ltd. /
   Universal City Development Partners Finance,
   Inc.
   8.875%, 11/15/15                                                  45        50
   10.875%, 11/15/16                                                300       359
                                                                          -------
                                                                            7,959
                                                                          -------
CONSUMER STAPLES-0.2%
American Achievement Corp. 144A 10.875%,
   4/15/16 (3)                                                      300       271
Yankee Candles Co. Holdings LLC / Yankee
   Finance, Inc. PIK 144A 10.250%, 2/15/16 (3)                      605       610
                                                                          -------
                                                                              881
                                                                          -------
ENERGY-2.5%
Afren plc 144A 11.500%, 2/1/16 (3)                                  760       840
Alta Mesa Holdings LP / Alta Mesa Finance
   Services Corp. 144A 9.625%, 10/15/18 (3)                       1,300     1,306
Calumet Specialty Products Partners LP / Calumet
   Finance Corp. 144A 9.375%, 5/1/19 (3)                            333       345
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18                            450       466
Coffeyville Resources Inc. LLC / Coffeyville
   Finance, Inc., 144A 10.875%, 4/1/17 (3)                          700       798
Compagnie Generale de Geophysique-Veritas
   7.750%, 5/15/17                                                  511       529
Energy Partners Ltd. 144A 8.250%, 2/15/18 (3)                     1,250     1,181
Expro Finance Luxembourg SCA 144A 8.500%,
   12/15/16 (3)                                                   1,200     1,164
Hercules Offshore, Inc. 144A 10.500%, 10/15/17 (3)                  685       719

                        VIRTUS SENIOR FLOATING RATE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                               PAR VALUE     VALUE
                                                               ---------     ------
ENERGY-(CONTINUED)
Hilcorp Energy I LP / Hilcorp Finance Co. 144A
   7.750%, 11/1/15 (3)                                         $      400    $  414
Linn Energy LLC / Linn Energy Finance Corp.
   144A 6.500%, 5/15/19 (3)                                           186       185
MIE Holdings Corp. 144A 9.750%, 5/12/16 (3)                           430       426
OPTI Canada, Inc. 144A 9.000%, 12/15/12 (3)                           400       404
Petroleos de Venezuela SA 5.250%, 4/12/17                             475       299
Petroplus Finance Ltd. 144A 6.750%, 5/1/14 (3)                      1,350     1,330
Venoco, Inc. 144A 8.875%, 2/15/19 (3)                                 875       879
Western Refining, Inc. 144A 10.750%, 6/15/14 (2)(3)                   325       349
                                                                            -------
                                                                             11,634
                                                                            -------
FINANCIALS-1.4%
Ally Financial, Inc. 4.500%, 2/11/14                                1,125     1,128
CIT Group, Inc. 7.000%, 5/1/16                                      1,825     1,821
Ford Motor Credit Co., LLC
   8.700%, 10/1/14                                                    140       157
   6.625%, 8/15/17                                                    205       218
International Lease Finance Corp.
   5.650%, 6/1/14                                                     850       854
   5.750%, 5/15/16                                                    455       449
SLM Corp.
   6.250%, 1/25/16                                                    750       778
   8.450%, 6/15/18                                                    475       521
Springleaf Finance Corp. 5.850%, 6/1/13                               500       496
                                                                            -------
                                                                              6,422
                                                                            -------
HEALTH CARE-0.4%
PharmaNet Development Group, Inc. 144A
   10.875%, 4/15/17 (3)                                               415       521
Rotech Healthcare, Inc.
   10.750%, 10/15/15                                                  100       109
   144A 10.500%, 3/15/18(3)                                           600       582
Select Medical Corp. 7.625%, 2/1/15                                   238       237
Symbion, Inc. 144A 8.000%, 6/15/16 (3)                                495       486
                                                                            -------
                                                                              1,935
                                                                            -------
INDUSTRIALS-1.1%
ADS Tactical, Inc. 144A 11.000%, 4/1/18 (3)                           875       923
ARAMARK Corp. 8.500%, 2/1/15                                          575       600
AWAS Aviation Capital Ltd. 144A 7.000%,
   10/15/16 (3)                                                     1,295     1,335
Dematic SA 144A 8.750%, 5/1/16 (3)                                    700       697
Kratos Defense & Security Solutions, Inc.
   144A 10.000%, 6/1/17(3)                                            825       875
   10.000%, 6/1/17                                                    350       371
Liberty Tire Recycling 144A 11.000%, 10/1/16 (3)                      165       172
                                                                            -------
                                                                              4,973
                                                                            -------
INFORMATION TECHNOLOGY-1.0%
CDW LLC / CDW Finance Corp.
   PIK Interest Capitalization 11.500%, 10/12/15                       17        18
   144A 8.500%, 4/1/19(3)                                             725       714
Freescale Semiconductor, Inc. 10.125%, 12/15/16                       450       487
iGate Corp. 144A 9.000%, 5/1/16 (3)                                 1,525     1,548
Seagate HDD Cayman 144A 7.750%, 12/15/18 (3)                        1,000     1,055
Sorenson Communications, Inc. 144A 10.500%,
   2/1/15 (3)                                                         750       508
Spansion LLC 144A 7.875%, 11/15/17 (3)                                275       281
SunGard Data Systems, Inc. 7.375%, 11/15/18                            70        70
                                                                            -------
                                                                              4,681
                                                                            -------
MATERIALS-1.5%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18 (3)                       276       300
Appleton Papers, Inc. 144A 10.500%, 6/15/15 (3)                       625       655
Ardagh Packaging Finance plc 144A 7.375%,
   10/15/17 (3)                                                       250       259
Berry Plastics Corp. 9.500%, 5/15/18                                1,265     1,262
Catalyst Paper Corp. 7.375%, 3/1/14                                   300       187
Cemex SAB de CV 144A 5.246%, 9/30/15 (2)(3)                           750       727
Fosun International Ltd. 144A 7.500%, 5/12/16 (3)                     600       597
Ineos Group Holdings plc 144A 8.500%, 2/15/16 (3)                     750       744
Lyondell Chemical Co. 11.000%, 5/1/18                                 499       562
Solo Cup Co. / Solo Cup Operating Corp.
   10.500%, 11/1/13                                                   411       429
Verso Paper Holdings LLC / Verso Paper, Inc.
   11.500%, 7/1/14                                                    328       351
   Series B, 4.023%, 8/1/14(2)                                        500       464
   Series B, 11.375%, 8/1/16                                          560       522
                                                                            -------
                                                                              7,059
                                                                            -------
TELECOMMUNICATION SERVICES-0.4%
Clearwire Communications LLC / Clearwire
   Finance, Inc.
   144A 12.000%, 12/1/15(3)                                           375       402
   144A 12.000%, 12/1/15(3)                                           100       108
ITC DeltaCom, Inc. 10.500%, 4/1/16                                    700       735
Level 3 Financing, Inc. 4.215%, 2/15/15(2)                            200       190

                        VIRTUS SENIOR FLOATING RATE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 PAR VALUE     VALUE
                                                                 ---------     ------
TELECOMMUNICATION SERVICES-(CONTINUED)
Nextel Communications, Inc. Series D 7.375%,
   8/1/15                                                        $      300  $    301
                                                                             --------
                                                                                1,736
-------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $46,059)                                                      47,280
-------------------------------------------------------------------------------------
LOAN AGREEMENTS(2)-84.8%
CONSUMER DISCRETIONARY-24.1%
24 Hour Fitness Worldwide, Inc. Tranche B,
   6.750%, 4/22/16                                                      990       987
Acosta, Inc. Tranche B, 4.750%, 3/1/18                                2,000     2,004
Advantage Sales & Marketing, Inc.
   5.250%, 12/17/17                                                     257       257
   9.250%, 6/18/18                                                      615       626
Affinity Gaming LLC (Herbest Gaming LLC)
   10.000%, 12/31/15                                                    500       515
Ameristar Casinos, Inc. Tranche B, 4.000%,
   4/14/18                                                            2,993     3,006
AMF Bowling Worldwide, Inc. Tranche B, 2.686%,
   6/7/13                                                               551       486
Atlantic Broadband Finance LLC Tranche B,
   4.000%, 3/8/16                                                       943       946
Atrium Cos., Inc. 7.000%, 4/30/16                                     1,487     1,465
Bourland & Leverich Supply Co. LLC 11.000%,
   8/19/15                                                              318       335
Boyd Gaming Corp. 3.685%, 12/17/15                                    2,438     2,362
Bresnan Broadband Holdings LLC Tranche B,
   4.500%, 12/14/17                                                     995       997
Brickman Group Holdings, Inc. Tranche B,
   7.250%, 10/14/16                                                   1,149     1,166
Burger King Holdings, Inc. Tranche B 4.500%,
   10/19/16                                                           1,343     1,341
Caesars Entertainment Corp. Tranche B, 9.250%,
   4/25/17                                                              900       911
Caesars Entertainment Operating Co., Inc.
   (Harrah's Operating Company, Inc.)
   Tranche B-2, 3.230%, 1/28/15                                       1,630     1,472
   Tranche B-4, 9.500%, 10/31/16                                        576       602
Carmike Cinemas, Inc. 5.500%, 1/27/16                                   797       804
Cedar Fair LP Tranche 1, 4.000%, 12/15/17                               896       899
Cengage Learning Acquisitions, Inc. 2.500%,
   7/3/14                                                               890       802
Charter Communications Operating LLC
   Tranche B-1, 2.190%, 3/6/14                                            4         4
   Tranche C, 3.500%, 9/6/16                                          3,254     3,248
Chrysler Group LLC / Chrysler Group Co-Issuer,
   Inc. Tranche B, 6.000%, 5/24/17                                    4,000     3,915
Citadel Broadcasting Corp. 4.250%, 12/30/16                           1,440     1,441
CityCenter Holdings LLC 7.500%, 1/21/15                                 200       202
Clear Channel Communications, Inc. Tranche B,
   3.840%, 1/29/16                                                    1,683     1,431
CSC Holdings, LLC Tranche B-2, 1.936%, 3/29/16                          798       793
Dave & Buster's, Inc. 5.500%, 6/1/16                                  2,935     2,948
Delphi Automotive LLP 3.500%, 3/31/17                                   428       431
DineEquity, Inc. Tranche B-1 4.250%, 10/19/17                           814       816
Dunkin' Brands, Inc. Tranche B-2, 4.250%,
   11/23/17                                                           1,693     1,693
Emmis Operating Co. Tranche B, 4.246%, 11/1/13                        1,136     1,066
Filimyard Holdings LLC (Miramax) 7.750%,
   6/22/16                                                              410       416
Focus Brands, Inc. 5.250%, 11/5/16                                    1,137     1,148
Ford Motor Co.
   Tranche B-1, 2.940%, 12/15/13                                        622       622
   Tranche B-2 2.940%, 12/15/13                                         222       222
Gateway Casinos & Entertainment Ltd. Tranche B-
   1, 6.500%, 5/12/16                                                   686CAD    715
General Nutrition Center 4.250%, 3/2/18                                 750       750
Getty Images, Inc. 5.250%, 11/7/16                                    1,221     1,229
Guitar Center, Inc. 5.500%, 4/9/17                                      525       494
Gymboree Corp. 5.000%, 2/23/18                                        1,168     1,133
Hertz Corp.
   Tranche B, 3.750%, 3/11/18                                         1,247     1,242
   Letter of Credit 3.750%, 3/11/18                                     250       245
HHI Holdings LLC 7.250%, 3/21/17                                      1,496     1,500
Hubbard Radio LLC
   5.250%, 4/28/17                                                    1,375     1,386
   8.750%, 4/30/18                                                      600       614
Intelsat Jackson Holding SA (Intelsat Jackson
   Holding Ltd.)
   3.290%, 2/1/14                                                     1,000       962
   Tranche B, 5.250%, 4/2/18                                          2,000     2,009
inVentiv Health, Inc. (Ventive Health, Inc.) Tranche
   B, 4.750%, 8/4/16                                                  1,270     1,265
Isle of Capri Casinos 4.750%, 11/1/13                                 1,496     1,505
J.Crew Group, Inc. 4.750%, 3/7/18                                     1,000       959

                        VIRTUS SENIOR FLOATING RATE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                              PAR VALUE     VALUE
                                                              ---------     ------
CONSUMER DISCRETIONARY-(CONTINUED)
Jo-Ann Stores, Inc. 4.750%, 3/18/18                           $    1,000    $  986
Kalispel Tribal Economic Authority 7.500%,
   2/25/17                                                         1,000       983
Kar Auction Services 5.000%, 5/19/17                               2,000     2,016
Lamar Media Corp. Tranche B, 4.000%, 12/30/16                      1,051     1,057
Landry's Restaurants, Inc. 6.250%, 12/1/14                           819       824
Las Vegas Sands LLC
   Tranche DD-I, 1.690%, 5/23/14                                      76        74
   Tranche B, 1.690%, 5/23/14                                        371       360
   Tranche B, 2.690%, 11/23/16                                     1,239     1,206
   Tranche DD-I, 2.690%, 11/23/16                                    250       243
Leslie's Poolmart, Inc. Tranche B 4.500%,
   11/21/16                                                        1,020     1,021
Live Nation Entertainment, Inc. Tranche B,
   4.500%, 11/7/16                                                   494       494
MCC LLC (Mediacom Broadband Group) Tranche
   F, 4.500%, 10/23/17                                               990       985
Mediacom Illinois LLC (Mediacom
   Communications LLC) Tranche D, 5.500%,
   3/31/17                                                         1,336     1,336
Metaldyne LLC 5.250%, 5/18/17                                      1,746     1,750
MGM Mirage Tranche E, 7.000%, 2/21/14                              2,989     2,925
Michaels Stores, Inc. Tranche B-2, 4.810%,
   7/31/16                                                         1,317     1,312
Midcontinent Communications Tranche B,
   5.250%, 12/31/16                                                1,161     1,166
Neiman Marcus Group, Inc. 4.750%, 5/16/18                          3,000     2,963
Nielsen Finance LLC
   Tranche A, 2.190%, 8/9/13                                         629       624
   Tranche B, 3.940%, 5/2/16                                       1,592     1,593
OSI Restaurant Partners, LLC
   Tranche RC, 0.070%, 6/14/13                                       138       133
   2.500%, 6/14/14                                                 1,421     1,363
Ozburn-Hessey Holding Co., LLC 7.500%, 4/8/16                        889       894
Pelican Products, Inc. 5.000%, 3/7/17                                995       996
PetCo Animal Supplies, Inc. 4.500%, 11/24/17                       1,485     1,483
Pilot Travel Centers LLC Tranche B, 4.250%,
   3/25/18                                                           715       718
Playboy Enterprises 8.250%, 3/4/17                                   499       500
Radio One, Inc. 7.500%, 3/31/16                                      610       617
Remy International, Inc. Tranche B, 6.250%,
   12/16/16                                                          498       501
Revel AC, Inc. Tranche B, 9.000%, 2/17/17                          1,014       950
San Juan Cable Tranche B 6.000%, 6/9/17                            1,000       999
Savers, Inc. 4.250%, 3/4/17                                        2,000     2,007
Sinclair Television Group, Inc. Tranche B
   4.000%, 10/28/16                                                  389       390
Six Flags Theme Parks, Inc. Tranche B,
   5.250%, 6/30/16                                                 1,693     1,704
Sports Authority, Inc. (The) Tranche B,
   7.500%, 11/16/17                                                1,095     1,105
SRAM LLC
   4.750%, 6/7/18                                                    429       429
   8.500%, 12/7/18                                                   571       571
Tenneco, Inc. Tranche B, 4.990%, 6/3/16                              495       498
Toys "R" Us, Inc. 6.000%, 9/1/16                                   1,861     1,863
Transtar Industries, Inc.
   4.500%, 12/21/16                                                1,990     1,997
   10.250%, 12/21/17                                                 450       457
Travelport LLC Tranche DD-T 4.740%, 8/21/15                        1,463     1,403
UCI International, Inc. 5.500%, 7/26/17                            1,269     1,279
Universal City Development Partners Ltd. 5.500%,
   11/6/14                                                           749       751
Visant Corp. (Jostens) Tranche B, 5.250%,
   12/22/16                                                        2,851     2,841
Vision Solutions, Inc. 6.000%, 7/23/16                               810       808
VML U.S. Finance LLC
   Tranche DD-B, 4.700%, 5/25/12                                     241       241
   Tranche B, 4.700%, 5/27/13                                        661       661
VWR Funding, Inc. 2.690%, 6/30/14                                  1,237     1,203
                                                                           -------
                                                                           111,667
                                                                           -------
CONSUMER STAPLES-4.4%
American Rock Salt Co. LLC 5.500%, 4/25/17                         1,229     1,232
Amscan Holdings, Inc. 6.750%, 12/2/17                                993       997
Dean Foods Co. Tranche B, 3.500%, 4/2/16                           1,587     1,548
Del Monte Foods Co. 4.500%, 3/8/18                                 1,625     1,623
Dole Food Co. 5.000%, 7/8/18                                       2,000     2,002
JBS USA Holdings, Inc. 4.250%, 5/25/18                             1,000     1,000
Michael Foods, Inc. Tranche B 4.250%, 2/25/18                      1,596     1,599
Revlon Consumer Products Corp. Tranche B,
   4.750%, 11/19/17                                                1,902     1,908
Reynolds Group Holdings Ltd. Tranche 2011,
   4.250%, 2/9/18                                                  3,791     3,775
Rite Aid Corp. Tranche 5 4.500%, 3/3/18                              972       959
Spectrum Brands Holdings, Inc. 5.000%, 6/17/16                     1,639     1,652

                        VIRTUS SENIOR FLOATING RATE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                               PAR VALUE     VALUE
                                                               ---------     ------
CONSUMER STAPLES-(CONTINUED)
U.S. Foodservice, Inc.
   2.690%, 7/3/14                                              $    1,492  $  1,400
   5.750%, 5/11/17                                                    499       486
Yankee Candle Co., Inc. 2.200%, 2/6/14                                378       377
                                                                           --------
                                                                             20,558
                                                                           --------
ENERGY-1.4%
AL Gulf Coast Terminals LLC 6.750%, 7/22/16                           987       992
Big West Oil LLC 7.000%, 3/31/16                                      486       492
CITGO Petroleum Corp. Tranche C, 9.000%,
   6/24/17                                                            233       243
Frac Tech International Tranche B 6.250%, 5/6/16                    1,379     1,379
Helix Energy Solutions Group, Inc. 3.690%, 7/1/16                     548       548
Hercules Offshore LLC 7.500%, 7/11/13                                 778       778
Walter Energy, Inc. Tranche B 4.000%, 4/1/18                        2,000     2,003
                                                                           --------
                                                                              6,435
                                                                           --------
FINANCIALS-7.0%
Asurion LLC (Asurion Corp.)
   5.500%, 5/24/18                                                  1,250     1,236
   9.000%, 5/24/19                                                  1,250     1,257
Capital Automotive LP Tranche B 5.000%, 3/11/17                     1,481     1,483
CIT Group, Inc. Tranche 3, 6.250%, 8/11/15                          1,270     1,280
CNO Financial Group, Inc. Tranche B-1 6.250%,
   9/30/16                                                          1,235     1,241
Delos Aircraft, Inc. Tranche 2, 7.000%, 3/17/16                       727       734
Fifth Third Processing Tranche B-1 4.500%,
   11/3/16                                                          2,993     2,992
First American Payment Systems LP 6.750%,
   11/1/16                                                            977       986
Fortress Invest Group LLC (FIG) 5.750%, 10/7/15                       151       153
Green Tree Credit Solutions LLC 8.000%,
   12/18/15                                                           471       472
International Lease Finance Corp. (Delos Aircraft,
   Inc.) Tranche 1, 6.750%, 3/17/15                                 1,838     1,846
iPayment, Inc . 5.750%, 5/8/17                                        495       497
iStar Financial, Inc.
   Tranche A-1 5.000%, 6/28/13                                      1,261     1,245
   Tranche A-2 7.000%, 6/30/14                                        846       845
MoneyGram International, Inc. 4.500%, 11/18/17                      1,914     1,919
Nuveen Investments, Inc.
   Non-Extended 3.250%, 11/13/14                                    1,380     1,365
   Extended 5.750%, 5/13/17                                         2,045     2,048
Pinnacle Foods Finance LLC 2.690%, 4/2/14                           1,730     1,718
Re/Max International, Inc. 5.500%, 4/6/16                             921       924
Realogy Corp.
   0.040%, 10/10/16                                                   105        95
   4.520%, 10/10/16                                                   625       562
Richard Ellis (CB) Group, Inc.
   Tranche B, 3.440%, 11/10/16                                        993       991
   Tranche D, 5.750%, 9/4/19                                        1,000       989
Springleaf Financial Funding Co. (American
   General Finance Corp.) 5.500%, 5/10/17                           1,950     1,914
Synatech Technologies, Inc. (Synagro
   Technologies, Inc.) 2.200%, 4/2/14                                 709       660
Tomkins, LLC (Pinafore LLC) Tranche B-1,
   4.250%, 9/29/16                                                    442       442
TransUnion LLC 4.750%, 2/10/18                                      1,551     1,552
Walter Investments, Inc. 6.500%, 6/30/16                              833       819
                                                                           --------
                                                                             32,265
                                                                           --------
HEALTH CARE-11.5%
Alere, Inc. 4.000%, 6/15/17                                         2,000     1,990
Ardent Health Services LLC 6.500%, 9/15/15                            890       891
Armored AutoGroup, Inc. (Viking Acquistion, Inc.)
   6.000%, 11/5/16                                                  1,015     1,011
Aveta, Inc.
   Tranche NAMM 8.500%, 4/14/15                                       441       442
   Tranche MMM 8.500%, 4/14/15                                        441       442
Axcan Intermediate Holdings, Inc. 5.500%,
   2/10/17                                                          1,040     1,030
Bausch & Lomb, Inc.
   Tranche DD, 3.440%, 4/24/15                                        289       288
   3.500%, 4/24/15                                                  1,186     1,181
Biomet, Inc. Tranche B, 3.250%, 3/25/15                             2,483     2,466
Butler Animal Health Supply 4.500%, 12/31/15                        1,100     1,106
Catalent Pharma Solutions, Inc. 2.440%, 4/10/14                       985       943
Community Health Systems, Inc.
   Tranche DD, 2.500%, 7/25/14                                         71        69
   2.500%, 7/25/14                                                  1,377     1,333
   3.750%, 1/25/17                                                    891       871
ConvaTec Ltd. 5.750%, 12/22/16                                        995       996
CRC Health Corp. Tranche B-2 4.750%, 11/16/15                       1,482     1,455
DaVita, Inc. Tranche B 4.500%, 10/20/16                               995       999
Drumm Investors LLC (Golden Living) 5.000%,
   5/6/18                                                           1,750     1,717

                        VIRTUS SENIOR FLOATING RATE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                PAR VALUE     VALUE
                                                                ---------     ------
HEALTH CARE-(CONTINUED)
Generic Drug Holdings, Inc.
   6.500%, 4/8/16                                               $      824    $  817
   Tranche DD, 6.500%, 4/8/16                                          113       112
Green Valley Ranch 6.250%, 6/16/16                                   1,000       989
Grifols SA Tranche B, 6.000%, 11/10/16                               1,000     1,005
HCA, Inc.
   Tranche B-2, 3.500%, 3/31/17                                      1,850     1,828
   Tranche B-3 3.500%, 5/1/18                                          826       814
HCR Healthcare LLC 5.000%, 4/6/18                                      831       818
Health Management Associates, Inc. Tranche B,
   2.000%, 2/28/14                                                   1,803     1,747
Houghton International, Inc. Tranche B-1 6.750%,
   1/29/16                                                           1,093     1,099
IASIS Healthcare LLC 5.000%, 5/3/18                                  1,995     1,990
IM U.S. Holdings LLC (Alere, Inc.) 4.500%,
   6/26/15                                                           2,000     1,994
Kindred Healthcare, Inc. 5.250%, 6/1/18                              1,250     1,250
Medical Card Systems, Inc. 12.000%, 9/17/15                            254       264
MultiPlan, Inc. Tranche B, 4.750%, 8/26/17                             961       958
National Mentor Holdings, Inc. Tranche B,
   7.000%, 2/9/17                                                      998       996
National Specialty Hospitals, Inc.
   Tranche DD 0.750%, 2/3/17                                           223       223
   8.250%, 2/3/17                                                    1,277     1,280
NBTY, Inc. Tranche B-1 4.250%, 10/1/17                                 960       962
Onex Carestream Finance LP 5.000%, 2/25/17                             748       701
Quintiles Transnational Tranche B 5.000%, 6/8/18                     1,500     1,493
Renal Advantage Holdings, Inc. Tranche B,
   5.750%, 12/17/16                                                    995     1,001
Res-Care, Inc. Tranche B, 7.250%, 12/22/16                           1,493     1,498
Rural/Metro Corp. 4.500%, 3/28/18                                      833       833
Select Medical Holdings Tranche B 5.500%,
   6/1/18                                                            1,500     1,474
Sheridan Healthcare, Inc. Tranche B, 4.000%,
   6/15/14                                                             298       296
Smile Brands, Inc. Tranche B, 7.000%, 12/21/17                         746       748
Surgery Center Holdings, Inc. 6.500%, 2/4/17                         1,252     1,263
Surgical Care Affiliates 5.500%, 6/30/18                             1,500     1,489
Universal Health Services, Inc. Tranche B 4.000%,
   11/15/16                                                          1,666     1,673
Vanguard Health Holding Co., LLC (Vanguard
   Health System, Inc.) 5.000%, 1/29/16                              1,458     1,460
Warner Chilcott Corp.
   Tranche B-2 4.250%, 3/15/18                                         228       228
   Tranche B-3 4.250%, 3/15/18                                         314       314
   Tranche B-1 4.250%, 3/15/18                                         456       457
                                                                            --------
                                                                              53,304
                                                                            --------
INDUSTRIALS-8.5%
Alliance Laundry Holdings LLC 6.250%, 9/30/16                        1,073     1,082
Altegrity, Inc. (U.S. Investigations Services, Inc.)
   3.000%, 2/21/15                                                   1,346     1,325
API Technologies Corp. 3.000%, 6/1/16                                1,000       980
ARAMARK Corp.
   Letter of Credit 2, 3.500%, 7/26/16                                  33        33
   Tranche B, 3.500%, 7/26/16                                          496       495
Belfor Holdings, Inc. 4.500%, 4/1/17                                   998     1,004
Brock Holdings Ill, Inc.
   6.000%, 3/16/17                                                     883       889
   10.000%, 3/16/18                                                    450       463
Bucyrus International, Inc. Tranche C, 4.250%,
   2/19/16                                                             792       794
Ceridian Corp. 3.190%, 11/9/14                                       2,041     1,962
CHG Healthcare Services, Inc. 5.500%, 10/7/16                        1,555     1,556
Delta Air Lines 5.500%, 4/20/17                                      1,000       993
Douglas Dynamics LLC 5.750%, 4/18/18                                   998       999
Ducommon 5.500%, 6/28/17                                               583       586
Emergency Medical Services 5.250%, 5/25/18                           1,995     1,991
Goodman Global, Inc.
   5.750%, 10/28/16                                                  1,755     1,762
   9.000%, 10/30/17                                                    542       557
Harland Clarke Holdings Corp. (Clarke American
   Corp.) Tranche B, 2.760%, 6/30/14                                 2,186     1,962
Hawker Beechcraft Aquistion Co., LLC
   Letter of Credit, 2.100%, 3/26/14                                   110        93
   2.250%, 3/26/14                                                   1,782     1,504
Holdings Gaming Borrower LP Tranche B-1,
   12.000%, 6/30/15                                                     80        86
Husky Injection Molding System 6.500%, 6/30/18                       1,125     1,129
Intelligrated, Inc. 7.500%, 2/17/17                                    988       986
Manitowoc Co., Inc. 4.250%, 5/13/17                                  2,000     2,011
Protection One, Inc. 6.000%, 6/4/16                                  1,246     1,251
Quad/Graphics, Inc. Tranche B, 5.500%, 7/2/16                          990       994
ServiceMaster Co. (The)
   Tranche DD, 2.700%, 7/24/14                                         172       167
   2.760%, 7/24/14                                                   1,725     1,680

                        VIRTUS SENIOR FLOATING RATE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                PAR VALUE     VALUE
                                                                ---------     ------
INDUSTRIALS-(CONTINUED)
SI Organization, Inc. 4.500%, 11/22/16                          $      995    $  993
Star West Generation LLC 6.000%, 5/17/18                             1,250     1,244
Swift Transportation Co., Inc. (The) 6.000%,
   12/21/16                                                          1,533     1,544
TASC, Inc. Tranche B, 4.500%, 5/4/15                                   499       500
Transdigm Group, Inc. 4.000%, 2/14/17                                2,985     2,997
Vertrue LLC 5.250%, 8/16/14                                            938       824
Waste Industries USA, Inc. Tranche B 4.750%,
   3/18/17                                                             998       999
Zuffa LLC 7.500%, 6/19/15                                            1,019     1,028
                                                                            --------
                                                                              39,463
                                                                            --------
INFORMATION TECHNOLOGY-13.1%
Applied Systems, Inc.
   5.500%, 12/8/16                                                     995     1,000
   9.250%, 6/8/17                                                      334       339
Aspect Software, Inc. Tranche B, 6.250%, 5/7/16                        988       991
Avaya, Inc.
   Tranche B-1 3.010%, 10/24/14                                      2,034     1,960
   Tranche B-3 4.760%, 10/26/17                                      1,978     1,908
AVG Technologies N.V. 7.500%, 3/15/16                                1,150     1,115
Ax Acquisition Corp. 4.250%, 5/9/18                                  1,000     1,000
BOC Edwards 5.500%, 5/31/16                                            995       995
CCC Information Services 5.500%, 12/17/15                              672       676
CDW LLC
   Non-Extended 3.940%, 10/10/14                                     1,835     1,817
   Extended 4.500%, 7/15/17                                          1,082     1,068
CommScope, Inc. 5.000%, 1/14/18                                      1,526     1,538
CPI International Acquisition, Inc. (Catalyst
   Holdings, Inc.) Tranche B, 5.000%, 2/13/17                        1,244     1,241
DynCorp International LLC 6.250%, 7/7/16                               930       936
Eagle Parent, Inc. 5.000%, 5/16/18                                   3,000     2,932
Fibertech Networks LLC (Firefox Merger Sub LLC)
   6.750%, 11/30/16                                                    191       193
Fidelity National Information Services, Inc.
   Tranche B, 5.250%, 7/18/16                                        1,251     1,258
First Data Corp.
   Tranche B-3, 2.940%, 9/24/14                                      2,979     2,764
   4.190%, 3/24/18                                                   1,750     1,614
Freescale Semiconductor, Inc. 4.440%, 12/1/16                        2,584     2,574
ILC Industries LLC (Data Device Corp.) 7.250%,
   12/23/16                                                            624       625
Infor Enterprise Solutions Holdings, Inc. (Magellan
   Holdings, Inc.)
   Tranche DD, 6.440%, 3/2/14                                          202       174
   6.440%, 3/2/14                                                      348       301
   5.950%, 7/28/15                                                     970       946
   Tranche DD, 5.950%, 7/28/15                                         506       499
Instant Web, Inc.
   3.570%, 8/7/14                                                      676       617
   Tranche DD 3.570%, 8/7/14                                            70        64
Interactive Data Corp. Tranche B 4.750%, 2/11/18                     2,484     2,490
Lawson Software, Inc. 6.750%, 7/5/17                                 1,500     1,441
MedAssets, Inc. 5.250%, 11/16/16                                       956       959
Microsemi Corp. 4.000%, 11/2/17                                        995       997
MLM Holdings, Inc. 7.000%, 12/1/16                                     993       993
Mood Media Corp. 7.000%, 5/6/18                                      1,300     1,289
MSCI, Inc. Tranche B-1 3.750%, 3/14/17                                 164       165
NDS Finance Ltd. Tranche B 4.000%, 3/10/18                           1,222     1,219
Novell, Inc. (Attachmate Corp.) 6.500%, 4/27/17                      2,000     2,005
NuSil Technology LLC 5.250%, 3/28/17                                   718       718
Openlink Financial, Inc. 5.250%, 4/27/18                             1,500     1,496
RedPrairie Corp. 6.000%, 3/24/16                                     1,234     1,237
Reynolds & Reynolds Co. 3.750%, 4/21/18                              2,000     1,999
Rovi Corp.
   Tranche A 2.750%, 2/7/16                                            500       500
   Tranche B 4.000%, 2/7/18                                            499       502
Scitor Corp. 5.000%, 2/15/17                                           945       945
Sensata Technologies BV 4.000%, 5/12/18                              1,500     1,500
SonicWALL, Inc. 8.250%, 1/23/16                                        867       871
Sorenson Communications, Inc. Tranche C
   6.000%, 8/16/13                                                     472       458
SourceCorp, Inc. Tranche B, 6.630%, 4/29/17                          1,250     1,209
Spansion LLC 4.750%, 2/9/15                                            711       714
Springboard Finance LLC 7.000%, 2/23/15                                783       787
SSI Investments II Ltd. (Skillsoft) 6.500%, 5/26/17                    920       935
Sungard Data Systems, Inc.
   Tranche A, 1.940%, 2/28/14                                           22        21
   Tranche B, 3.863%, 2/28/16                                        1,207     1,206
SymphonyIRI Group, Inc. (Information Resources,
   Inc.) Tranche 2011 5.000%, 12/1/17                                  500       502
Transaction Network Services, Inc. 6.000%,
   11/18/15                                                            291       293
Vertafore, Inc. 5.250%, 7/29/16                                      1,493     1,498
Wall Street Systems, Inc.

                        VIRTUS SENIOR FLOATING RATE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                             PAR VALUE     VALUE
                                                             ---------     ------
INFORMATION TECHNOLOGY-(CONTINUED)
   5.500%, 5/4/17                                            $      400    $  400
   9.000%, 5/14/18                                                  330       334
                                                                          -------
                                                                           60,828
                                                                          -------
MATERIALS-6.9%
Anchor Glass Container Corp.
   6.000%, 2/3/16                                                   517       521
   10.000%, 9/2/16                                                  715       726
Armstrong World Industries, Inc. 4.000%, 3/10/18                  1,496     1,500
Avantor Performance Materials, Inc. 5.250%,
   6/29/17                                                          643       643
AZ Chem U S, Inc. 4.750%, 11/21/16                                  809       812
Berry Plastics Group, Inc. Tranche C, 2.246%,
   4/3/15                                                         2,728     2,575
Celanese Holdings LLC Tranche C, 3.300%,
   10/31/16                                                       2,299     2,312
Chemtura Corp. 5.500%, 8/27/16                                      500       503
CPG International, Inc. Tranche B, 6.000%,
   2/18/17                                                          995       997
Diversey, Inc. (JohnsonDiversey, Inc.) Tanche B
   4.000%, 11/24/15                                                 213       213
General Chemical Corp. Tranche B, 5.375%,
   10/6/15                                                        1,542     1,550
Graham Packaging Tranche D, 6.000%, 9/23/16                         496       498
Hoffmaster Group, Inc. 7.000%, 6/2/16                             1,462     1,468
Ineos Holdings Ltd.
   Tranche B-2, 7.500%, 12/16/13                                    364       376
   Tranche C-2, 8.000%, 12/16/14                                    416       432
JMC Steel Group 4.750%, 4/1/17                                      339       341
Momentive Performance Materials Tranche B-1B
   3.750%, 5/5/15                                                 2,979     2,924
Momentive Specialty Chemicals, Inc.
   Tranche C-1B, 4.000%, 5/5/15                                   1,089     1,074
   Tranche C-2B, 4.000%, 5/5/15                                     469       462
Nalco Co. Tranche B-1, 4.500%, 10/5/17                            1,492     1,503
New Sunward Holding BV Tranche B, 4.750%,
   2/14/14                                                          555       513
Noranda Aluminum Acquisition Corp. Tranche B,
   1.940%, 5/18/14                                                  238       236
Nortek, Inc. 5.250%, 4/26/17                                      1,496     1,497
Novelis, Inc. Tranche B 3.750%, 3/10/17                             572       574
Omnova Solutions, Inc. 5.750%, 5/31/17                              995       999
Potters Industries, Inc. 6.000%, 5/4/17                             500       502
PQ Corp. 3.490%, 7/30/14                                          1,542     1,497
Solutia, Inc. Tranche 1, 3.500%, 8/1/17                             488       489
Styron S.A.R.L. 6.000%, 8/2/17                                    2,074     2,075
Univar, Inc. Tranche B 5.000%, 6/30/17                            1,990     1,989
                                                                          -------
                                                                           31,801
                                                                          -------
TELECOMMUNICATION SERVICES-5.4%
Knology, Inc. Tranche B 4.000%, 8/18/17                           1,496     1,492
Level 3 Communications, Inc.
   Tranche A, 2.530%, 3/13/14                                     2,450     2,378
   Tranche B 11.500%, 3/13/14                                        70        74
MetroPCS Wireless, Inc. Tranche B-3 3.980%,
   3/19/18                                                        3,987     3,998
nTelos, Inc. Tranche B 4.000%, 9/14/15                            1,458     1,459
Presidio, Inc. 7.250%, 3/31/17                                    1,463     1,465
SBA Communications 3.750%, 6/30/18                                1,000     1,003
Securus Technologies Holdings, Inc. (Securus
   Technologies, Inc.) 5.250%, 5/31/17                            1,200     1,197
Sidera Networks, Inc. (RCN Corp.) 5.500%,
   8/26/16                                                        1,144     1,145
Syniverse Holdings, Inc. 5.250%, 12/21/17                         1,493     1,502
TowerCo Finance LLC 5.250%, 2/2/17                                3,057     3,070
tw Telecom Holdings, Inc. Tranche B-2, 3.450%,
   12/30/16                                                         457       457
U.S. TelePacific Corp. 5.750%, 2/23/17                            1,621     1,619
Univision Communications, Inc. 4.440%, 3/31/17                    2,266     2,155
Vonage America, Inc. / Vonage Holdings Corp.
   9.750%, 12/14/15                                                 260       262
West Corp. Tranche B-4 4.503%, 7/15/16                            1,479     1,483
                                                                          -------
                                                                           24,759
                                                                          -------
UTILITIES-2.5%
AES Corp. 4.250%, 5/27/18                                         1,995     1,999
Equipower Resources Corp. Tranche B 5.750%,
   1/26/18                                                        1,015     1,018
Gibson Energy, Inc. 5.750%, 6/15/18                               3,000     2,987
New Development Holdings LLC 4.500%, 4/1/18                       1,995     1,978
NRG Energy, Inc.
   Letter of Credit 4.000%, 2/1/13                                  306       306
   4.000%, 2/1/13                                                   258       258
   4.000%, 7/1/18                                                 1,500     1,503

                        VIRTUS SENIOR FLOATING RATE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                          PAR VALUE           VALUE
                                                                          ---------           ------
UTILITIES-(CONTINUED)
Texas Competitive Electric Holdings Co., LLC
   Tranche 2014, 3.690%, 10/10/14                                         $    1,945        $  1,649

                                                                                              11,698
----------------------------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $390,537)                                                                   392,778
----------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-97.2%
(IDENTIFIED COST $446,996)                                                                   450,666
----------------------------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                             ------         ----------
SHORT-TERM INVESTMENTS-5.6%
MONEY MARKET MUTUAL FUNDS-5.6%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective yield
   0.085%)                                                   25,871,530         25,872
--------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $25,872)                                                       25,872
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS-102.8%
(IDENTIFIED COST $472,868)                                                     476,538(1)
Other assets and liabilities, net-(2.8)%                                      (13,158)

NET ASSETS-100.0%                                                           $  463,380

ABBREVIATIONS:
ADS  American Depositary Share
PIK  Payment-in-Kind Security

FOOTNOTE LEGEND:
(1) Federal Income Tax Information : For tax information at June 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $29,849 or 6.4% of net assets.
(4) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

FOREIGN CURRENCIES:
CAD  Canadian Dollar

                        VIRTUS SENIOR FLOATING RATE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS +
--------------------------
United States          92%
Argentina               1
Canada                  1
Germany                 1
Luxembourg              1
United Kingdom          1
Venezuela               1
Other                   2
--------------------------
Total                 100%
--------------------------

+  % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                           LEVEL 2
                                                                         SIGNIFICANT
                                    TOTAL VALUE AT        LEVEL 1         OBSERVABLE
                                     JUNE 30, 2011     QUOTED PRICES        INPUTS
-------------------------------------------------------------------------------------
Debt Securities:
   Foreign Government Securities    $         5,271    $            -    $      5,271
   Mortgage-Backed Securities                 4,184                 -           4,184
   Asset-Backed Securities                    1,153                 -           1,153
   Corporate Bonds And Notes                 47,280                 -          47,280
   Loan Agreements                          392,778                 -         392,778
Equity Securities:
   Short-Term Investments                    25,872            25,872               -
-------------------------------------------------------------------------------------
Total Investments                   $       476,538    $       25,872    $    450,666
-------------------------------------------------------------------------------------

There are no Level 3 (Significant unobservable inputs) priced securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                              Loan
INVESTMENTS IN SECURITIES                          TOTAL      Agreements
-------------------------------------------------------------------------
BALANCE AS OF SEPTEMBER 30, 2010:                 $  345     $       345

Accrued Discount/(Premium)                            14              14

Realized Gain (Loss)                                  18              18

Change in Unrealized Appreciation (Depreciation)      (2)             (2)

Net Purchases/(Sales)                               (375)           (375)

Transfers In and/or Out of Level 3 (a)                 -               -
                                                  ------     ------------
BALANCE AS OF JUNE 30, 2011                       $    -     $         -
                                                  ======     ============

--------
(a) Transfers in and/or out" represent the ending value as of June 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of 18 diversified Funds and 4 non-diversified Funds (each a "Fund"), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security Valuation procedures for the funds have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

  - Level 1 -- quoted prices in active markets for identical securities

  - Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  - Level 3 -- prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange "NYSE") that may impact the value of securities traded in these foreign markets. In such cases the Fund fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as

Other information regarding each Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2011 (CONTINUED) (UNAUDITED)

Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds' major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

The Funds enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees' approved fair valuation procedures.

Other information regarding each Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2011 (CONTINUED) (UNAUDITED)

C. SECURITY LENDING

Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with Bank of New York Mellon ("BNY Mellon") (formerly knows as PFPC Trust). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for their services as securities lending agents and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At June 30, 2011, the following funds had securities on loan (reported in thousands):

Fund                                         Market Value      Cash Collateral
----------------------------------------     -------------     ----------------
AlphaSectorSM Rotation Fund                  $     102,463     $        104,594
Bond Fund                                            2,725                2,800
Foreign Opportunities Fund                          51,165               52,858
Global Opportunities Fund                            1,114                1,139
Greater Asia ex Japan Opportunities Fund                40                   43
Greater European Opportunities Fund                    182                  190
High Yield Fund                                      6,349                6,579
Premium AlphaSectorSM Fund                         504,453              513,730

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2011, the Funds held the following illiquid and restricted securities ($ reported in thousands):

                                                              MARKET VALUE           % NET
                         ACQUISITION      ACQUISITION              AT              ASSETS AT
                            DATE             COST             JUNE 30, 2011      JUNE 30, 2011
                         -----------      ------------        --------------     --------------
HIGH YIELD FUND
Poland Telecom
 Finance BV Series B
  14.000%, 7/1/12        11/24/97          $      5,000       $           62             0.00%

ACG Holdings, Inc.        12/4/93                   358                    0             0.00%

Other information regarding each Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2011 (CONTINUED) (UNAUDITED

                                                                 MARKET VALUE           % NET
                            ACQUISITION      ACQUISITION              AT              ASSETS AT
                               DATE             COST             JUNE 30, 2011      JUNE 30, 2011
                            -----------      ------------        --------------     --------------
MARKET NEUTRAL FUND
Telefonica Moviles S.A.        12/20/01      $          0        $           0               0.00%

MULTI-SECTOR SHORT TERM
        BOND FUND

 Long Grove Collateral
  Loan Obligation Ltd.
    04-1A, C 144A
  2.657%, 5/25/16               5/24/04             1,589                1,435               0.00%
  04-1A, D 144A
  7.007%, 5/25/16               5/24/04               418                  405               0.00%

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION
($ REPORTED IN THOUSANDS)

At June 30, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                                                             Net
                                                                                                          Unrealized
                                                 Federal         Unrealized          Unrealized          Appreciation
Fund                                             Tax Cost       Appreciation       (Depreciation)       (Depreciation)
------------------------------------------      ----------      -------------      ---------------      ---------------
Allocator Premium AlphaSectorSM Fund            $   23,515      $         168      $          (45)      $          123
AlphaSectorSM Rotation Fund                        534,734             77,961              (9,909)              68,052
Alternatives Diversifier Fund                      216,666             41,916             (39,028)               2,888
Bond Fund                                          143,971              6,280                (951)               5,329
CA Tax-Exempt Bond                                  54,347              2,844              (1,815)               1,029
Foreign Opportunities Fund                         881,345            339,357              (2,440)             336,917
Global Commodities Stock Fund                       16,616                621                 (74)                 547
Global Infrastructure Fund                          59,369             14,147              (1,250)              12,897
Global Opportunities Fund                           49,937             14,682                (587)              14,095
Global Premium AlphaSectorSM Fund                    9,686                155                  (6)                 149
Global Real Estate Securities Fund                   5,545              1,469                (169)               1,300
Greater Asia ex Japan Opportunities Fund             8,353              2,797                (145)               2,652
Greater European Opportunities Fund                  4,394              1,506                 (58)               1,448
High Yield Fund                                    107,096              3,773              (6,056)              (2,283)
International Equity Fund                           20,704              1,679                (235)               1,444
International Real Estate Securities Fund           36,592              8,072              (6,305)               1,767
Market Neutral Fund (Long positions)                51,488              8,479              (2,257)               6,222
Market Neutral Fund (Short positions)               53,372              2,227              (6,115)              (3,888)
Multi-Sector Fixed Income                          231,255             15,981              (3,514)              12,467
Multi-Sector Short Term Bond Fund                4,209,512            209,352             (32,358)             176,995
Premium AlphaSectorSM Fund                       2,397,323             74,823              (7,652)              67,171
Real Estate Securities Fund                        762,536            427,940             (41,309)             386,631
Senior Floating Rate Fund                          472,871              5,960              (2,293)               3,667

Other information regarding each Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2011 (CONTINUED) (UNAUDITED)

NOTE 4--RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value
between U.S. GAAP and IFRS.   ASU 2011-04 will require reporting entities to
disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE 5--SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments ("N-Q") were available for filing, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

Other information regarding each Fund is available in the Fund's most recent Report to Shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Opportunities Trust

By (Signature and Title)* /s/ George R. Aylward
                        -------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date 8-22-11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
                        -------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date 8-22-11

By (Signature and Title)* /s/ W. Patrick Bradley
                        ---------------------------------------
                          W. Patrick Bradley,
                          Chief Financial Officer and Treasurer
                          (principal financial officer)

Date 8-22-11

----------
* Print the name and title of each signing officer under his or her signature.